                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    --------

                                   FORM N-CSRS

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-08490

                              Excelsior Funds Trust
               (Exact name of registrant as specified in charter)

                                    --------

                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
               (Address of principal executive offices) (Zip code)

                            Michael R. Rosella, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                              75 East 55/th/ Street
                            New York, New York 10022
                     (Name and address of agent for service)

                  Registrant's telephone number, including area
                              code: 1-800-446-1012

                     Date of fiscal year end: March 31, 2004

                  Date of reporting period: September 30, 2003

Item 1.    Reports to Stockholders.

Excelsior Funds Trust currently offers shares in seven managed investment portfolios: Equity Fund, Mid Cap Value Fund, Optimum Growth Fund, Income Fund, Total Return Bond Fund, International Equity Fund and High Yield Fund. Each Portfolio is included in one or more of the three reports included herein.

[LOGO] EXCELSIOR FUNDS
Advised by U.S. TRUST


                          DOMESTIC EQUITY PORTFOLIOS

                              SEMI-ANNUAL REPORT

                              September 30, 2003

                               TABLE OF CONTENTS

                                                                   PAGE
                                                                   ----
        STATEMENTS OF ASSETS AND LIABILITIES......................   1
        STATEMENTS OF OPERATIONS..................................   3
        STATEMENTS OF CHANGES IN NET ASSETS.......................   5
        FINANCIAL HIGHLIGHTS -- SELECTED PER SHARE DATA AND RATIOS   7
        PORTFOLIOS OF INVESTMENTS
           Blended Equity Fund....................................  11
           Large Cap Growth Fund..................................  13
           Optimum Growth Fund....................................  14
           Small Cap Fund.........................................  15
           Value and Restructuring Fund...........................  16
           Mid Cap Value Fund.....................................  18
           Energy and Natural Resources Fund......................  20
           Real Estate Fund.......................................  21
           Biotechnology Fund.....................................  22
        NOTES TO FINANCIAL STATEMENTS.............................  23
        REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS.........  37

For shareholder account information, current price and yield quotations, or to make an initial purchase or obtain a prospectus, call the appropriate telephone number listed below:

.. Initial Purchase and Prospectus Information and Shareholder Services
  1-800-446-1012 (From overseas, call 617-483-7297)
.. Current Price and Yield Information 1-800-446-1012
.. Internet Address: http://www.excelsiorfunds.com

This report must be preceded or accompanied by a current prospectus.

Prospectuses containing more complete information including charges and expenses may be obtained by contacting Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust at 1-800-446-1012.

Investors should read the current prospectus carefully prior to investing or sending money.

Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust are distributed by Edgewood Services, Inc.

You may write to Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust at the following address:

      Excelsior Funds
      P.O. Box 8529
      Boston, MA 02266-8529

SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, UNITED STATES TRUST COMPANY OF NEW YORK, U.S. TRUST COMPANY, N.A., THEIR PARENT OR AFFILIATES AND SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.

Excelsior Funds
Statements of Assets and Liabilities
September 30, 2003



                                                                      Blended      Large Cap       Optimum
                                                                      Equity        Growth         Growth
                                                                       Fund          Fund           Fund
                                                                   ------------  -------------  ------------
ASSETS:
 Investments, at cost-see accompanying portfolios................. $399,556,111  $  85,183,852  $ 31,793,864
                                                                   ============  =============  ============
 Investments, at value (excluding Repurchase Agreements) (Note 1). $546,710,084  $  89,113,800  $ 34,537,372
 Repurchase Agreements, at value (Note 1).........................    3,057,000      5,855,000     1,053,000
 Cash.............................................................          820            983           578
 Dividends receivable.............................................      713,497          1,580         5,790
 Interest receivable..............................................           55            106            19
 Receivable for investments sold..................................           --             --            --
 Receivable for fund shares sold..................................      306,878        152,312        32,464
 Unrealized appreciation on forward foreign currency exchange
  contracts (Note 1)..............................................           --             --            --
 Foreign withholding tax receivable...............................           --             --            --
                                                                   ------------  -------------  ------------
  Total Assets....................................................  550,788,334     95,123,781    35,629,223
LIABILITIES:
 Payable for investments purchased................................           --             --            --
 Payable for fund shares redeemed.................................      471,463         69,853         3,174
 Investment advisory fees payable (Note 2)........................      311,509         52,105        13,931
 Administration fees payable (Note 2).............................       51,566          8,873         3,116
 Shareholder servicing fees payable (Note 2)......................       73,891          8,029         6,161
 Director's/Trustees' fees payable (Note 2).......................          215             46           440
 Due to custodian bank............................................           --             --            --
 Accrued expenses and other payables..............................      158,110         50,807        11,315
                                                                   ------------  -------------  ------------
  Total Liabilities...............................................    1,066,754        189,713        38,137
                                                                   ------------  -------------  ------------
NET ASSETS........................................................ $549,721,580  $  94,934,068  $ 35,591,086
                                                                   ============  =============  ============
NET ASSETS consist of:
 Undistributed (distributions in excess of) net investment income
  (loss).......................................................... $    857,749  $    (317,989) $    (47,076)
 Accumulated net realized gain (loss) on investments and foreign
  currency translations...........................................   (4,284,980)  (141,556,402)  (11,307,515)
 Unrealized appreciation (depreciation) of investments and foreign
  currency translations...........................................  150,210,973      9,784,948     3,796,508
 Par value (Note 5)...............................................       18,355         13,785            37
 Paid in capital in excess of par value...........................  402,919,483    227,009,726    43,149,132
                                                                   ------------  -------------  ------------
Total Net Assets.................................................. $549,721,580  $  94,934,068  $ 35,591,086
                                                                   ============  =============  ============
Net Assets
 Shares........................................................... $549,721,580  $  94,934,068  $  4,566,434
 Institutional Shares.............................................           --             --    31,024,652
Shares outstanding (Note 5):
 Shares...........................................................   18,354,657     13,785,224       478,884
 Institutional Shares.............................................           --             --     3,193,530
NET ASSET VALUE PER SHARE (net assets / shares outstanding):
 Shares...........................................................       $29.95          $6.89         $9.54
                                                                         ======          =====         =====
 Institutional Shares.............................................           --             --         $9.71
                                                                         ======          =====         =====

                      See Notes to Financial Statements.


    Small          Value and       Mid Cap       Energy and        Real
     Cap         Restructuring      Value     Natural Resources   Estate    Biotechnology
    Fund             Fund           Fund            Fund           Fund         Fund
------------    --------------  ------------  ----------------- ----------- -------------
$225,003,984    $1,869,516,147  $169,279,391    $107,605,175    $82,557,101 $ 42,760,910
============    ==============  ============    ============    =========== ============
$257,617,456    $2,153,373,457  $185,111,634    $102,257,796    $92,403,530 $ 37,231,454
   8,162,000        11,597,000     5,592,000      14,633,000      3,332,000           --
      16,250           144,005        32,597              --            168       27,884
          --         2,355,618       107,301          62,163        594,425        1,964
         147               210           101             264             60           --
   2,457,466                --            --         975,989             --      455,159
     184,610        13,411,290       272,330         227,506         88,517       12,686

          --                --         3,610              --             --           --
          --                --            --           5,972             --           --
------------    --------------  ------------    ------------    ----------- ------------
 268,437,929     2,180,881,580   191,119,573     118,162,690     96,418,700   37,729,147

   1,941,678         2,018,958       466,270       9,420,330             --      259,550
     167,462         2,265,157       135,049         253,956         55,552       63,635
     100,748           935,078        81,322          48,411         69,926       27,069
      25,195           164,886         3,307           9,995          8,689        3,574
      37,273           543,505        51,144          21,330         10,187        5,370
         271             1,383         2,226              41             12           42
          --                --            --          40,335             --           --
      51,523           806,268        46,387          73,795         16,172        8,645
------------    --------------  ------------    ------------    ----------- ------------
   2,324,150         6,735,235       785,705       9,868,193        160,538      367,885
------------    --------------  ------------    ------------    ----------- ------------
$266,113,779    $2,174,146,345  $190,333,868    $108,294,497    $96,258,162 $ 37,361,262
============    ==============  ============    ============    =========== ============

$   (443,767)   $    4,667,945  $     79,306    $     29,030    $   783,206 $   (176,271)

 (33,758,091)     (195,396,128)   (2,420,072)     (8,659,323)       613,070  (15,144,594)

  40,775,472       295,448,498    21,426,564       9,285,621     13,178,429   (5,529,456)
      22,579            72,340           145           8,087         12,344       10,827
 259,517,586     2,069,353,690   171,247,925     107,631,082     81,671,113   58,200,756
------------    --------------  ------------    ------------    ----------- ------------
$266,113,779    $2,174,146,345  $190,333,868    $108,294,497    $96,258,162 $ 37,361,262
============    ==============  ============    ============    =========== ============
$266,113,779    $2,150,429,985  $132,382,178    $108,294,497    $96,258,162 $ 37,361,262
          --        23,716,360    57,951,690              --             --           --
  22,578,626        71,550,755    10,105,160       8,087,393     12,343,736   10,827,355
          --           789,313     4,418,276              --             --           --
      $11.79            $30.05        $13.10          $13.39          $7.80        $3.45
      ======            ======        ======          ======          =====        =====
          --            $30.05        $13.12              --             --           --
      ======            ======        ======          ======          =====        =====

                      See Notes to Financial Statements.

Excelsior Funds
Statements of Operations
Six Months Ended September 30, 2003


                                                                          Blended     Large Cap     Optimum
                                                                          Equity       Growth       Growth
                                                                           Fund         Fund         Fund
                                                                        -----------  -----------  ----------
INVESTMENT INCOME:
 Dividend income....................................................... $ 3,886,721  $   126,942  $   92,798
 Interest income.......................................................      42,114       13,752       6,488
 Less: Foreign taxes withheld..........................................     (28,817)      (1,727)       (490)
                                                                        -----------  -----------  ----------
  Total Income.........................................................   3,900,018      138,967      98,796
EXPENSES:
 Investment advisory fees (Note 2).....................................   2,006,961      326,394     115,690
 Administration fees (Note 2)..........................................     404,822       65,839      26,926
 Shareholder servicing fees (Note 2)...................................     313,376       35,230      13,275
 Shareholder servicing fees--Shares (Note 2)...........................          --           --       6,210
 Transfer agent fees (Note 2)..........................................     104,494       68,603      14,884
 Legal and audit fees..................................................      43,783        7,064       2,612
 Shareholder reports...................................................      22,087        3,489       1,712
 Custodian Fees........................................................      19,000        3,364       1,487
 Registration and filing fees..........................................      11,466        4,654       7,824
 Directors'/Trustees' fees and expenses (Note 2).......................       6,869        1,104       1,325
 Miscellaneous expenses................................................      14,332        2,491         775
                                                                        -----------  -----------  ----------
  Total Expenses.......................................................   2,947,190      518,232     192,720
 Fees waived and reimbursed by:
  Investment Adviser (Note 2)..........................................    (202,125)     (43,868)    (35,662)
  Administrators (Note 2)..............................................    (107,039)     (17,408)     (8,459)
                                                                        -----------  -----------  ----------
  Net Expenses.........................................................   2,638,026      456,956     148,599
                                                                        -----------  -----------  ----------
NET INVESTMENT INCOME (LOSS)...........................................   1,261,992     (317,989)    (49,803)
                                                                        -----------  -----------  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (NOTE 1):
 Net realized gain (loss):
  Security transactions................................................   8,186,401   (4,714,790)  2,657,102
  Foreign currency transactions........................................          --           --          --
  Written options......................................................          --           --          --
                                                                        -----------  -----------  ----------
 Total net realized gain (loss)........................................   8,186,401   (4,714,790)  2,657,102
 Change in unrealized appreciation/depreciation of investments, foreign
  currency translations and written options during the period..........  70,354,792   19,158,248   2,811,510
                                                                        -----------  -----------  ----------
 Net realized and unrealized gain on investments foreign currency
  transactions and written options.....................................  78,541,193   14,443,458   5,468,612
                                                                        -----------  -----------  ----------
 Net increase in net assets resulting from operations.................. $79,803,185  $14,125,469  $5,418,809
                                                                        ===========  ===========  ==========

                      See Notes to Financial Statements.


   Small       Value and     Mid Cap       Energy and
    Cap      Restructuring    Value     Natural Resources Real Estate  Biotechnology
   Fund          Fund         Fund            Fund           Fund          Fund
-----------  ------------- -----------  ----------------- -----------  -------------
$   442,467  $ 18,324,439  $ 1,088,394     $   870,732    $ 2,149,619   $    18,899
     22,710        83,052       30,033          21,226         22,478         5,136
         --      (146,808)      (1,884)        (33,358)          (269)         (726)
-----------  ------------  -----------     -----------    -----------   -----------
    465,177    18,260,683    1,116,543         858,600      2,171,828        23,309

    680,614     5,843,994      533,236         310,470        446,559       162,219
    171,596     1,473,480      124,096          78,275         67,558        24,536
    182,689       141,702       93,612          60,768         39,451        25,588
         --     2,408,435      138,470              --             --            --
     31,688       738,176       32,547          92,186         18,941         6,947
     18,217       157,608       12,173           8,561          7,311         2,570
      9,578        85,238        8,224           4,250          3,568         1,320
      9,897       105,018        4,361           4,070          3,173           940
     10,241        34,992        9,579           8,720          5,121         4,423
      2,627        23,989        5,792           1,345          1,147           370
        551        49,816        3,520           2,925          2,636           575
-----------  ------------  -----------     -----------    -----------   -----------
  1,117,698    11,062,448      965,610         571,570        595,465       229,488
   (163,379)     (914,686)    (122,827)        (38,591)       (41,724)      (23,419)
    (45,375)     (531,343)     (97,601)        (20,698)       (17,863)       (6,489)
-----------  ------------  -----------     -----------    -----------   -----------
    908,944     9,616,419      745,182         512,281        535,878       199,580
-----------  ------------  -----------     -----------    -----------   -----------
   (443,767)    8,644,264      371,361         346,319      1,635,950      (176,271)
-----------  ------------  -----------     -----------    -----------   -----------

  4,853,476    21,956,810    3,955,154       4,992,001      4,160,100    (1,019,733)
         --        13,280         (751)             --             --            --
         --       150,031           --              --             --            --
-----------  ------------  -----------     -----------    -----------   -----------
  4,853,476    22,120,121    3,954,403       4,992,001      4,160,100    (1,019,733)

 61,718,366   405,430,377   32,383,277       8,254,840     10,669,102     8,741,287
-----------  ------------  -----------     -----------    -----------   -----------

 66,571,842   427,550,498   36,337,680      13,246,841     14,829,202     7,721,554
-----------  ------------  -----------     -----------    -----------   -----------
$66,128,075  $436,194,762  $36,709,041     $13,593,160    $16,465,152   $ 7,545,283
===========  ============  ===========     ===========    ===========   ===========

                      See Notes to Financial Statements.

Excelsior Funds
Statements of Changes in Net Assets



                                               Blended         Large Cap         Optimum
                                               Equity           Growth           Growth
                                                Fund             Fund             Fund
                                            -------------    -------------    ------------
Six Months Ended September 30, 2003
Net investment income (loss)............... $   1,261,992    $    (317,989)   $    (49,803)
Net realized gain (loss) on security
 and foreign currency transactions.........     8,186,401       (4,714,790)      2,657,102
Net realized gain on written options.......            --               --              --
Change in unrealized
 appreciation/depreciation of
 investments, foreign currency
 translations and written options
 during the period.........................    70,354,792       19,158,248       2,811,510
                                            -------------    -------------    ------------
Net increase in net assets resulting
 from operations...........................    79,803,185       14,125,469       5,418,809
Distributions to shareholders:
 From net investment income
   Shares..................................    (1,236,153)              --              --
   Institutional shares....................            --               --         (13,369)
                                            -------------    -------------    ------------
     Total Distributions...................    (1,236,153)              --         (13,369)
                                            -------------    -------------    ------------
Increase (decrease) in net assets from
 fund share transactions (Note 5)
   Shares..................................     2,141,872        6,914,134      (1,082,485)
   Institutional shares....................            --               --        (640,989)
                                            -------------    -------------    ------------
     Total from fund share transactions....     2,141,872        6,914,134      (1,723,474)
                                            -------------    -------------    ------------
Net increase in net assets.................    80,708,904       21,039,603       3,681,966
NET ASSETS:
 Beginning of period.......................   469,012,676       73,894,465      31,909,120
                                            -------------    -------------    ------------
 End of period (1)......................... $ 549,721,580    $  94,934,068    $ 35,591,086
                                            =============    =============    ============
--------
(1) Including undistributed
 (distributions in excess of) net
 investment income (loss).................. $     857,749    $    (317,989)   $    (47,076)
                                            =============    =============    ============
Year Ended March 31, 2003
Net investment income (loss)............... $   3,156,238    $    (232,168)   $     31,911
Net realized gain (loss) on investments....   (12,471,383)     (75,502,871)     (9,110,968)
Net realized gain on written options.......            --               --              --
Change in unrealized
 appreciation/depreciation of
 investments and written options during
 the year..................................  (141,253,929)      17,173,277      (5,119,107)
                                            -------------    -------------    ------------
Net (decrease) in net assets resulting
 from operations...........................  (150,569,074)     (58,561,762)    (14,198,164)
Distributions to shareholders:
 From net investment income
   Shares..................................    (2,893,661)              --            (627)
   Institutional shares....................            --               --         (15,188)
 From net realized gain on investments
   Shares..................................   (28,177,700)              --              --
                                            -------------    -------------    ------------
     Total Distributions...................   (31,071,361)              --         (15,815)
                                            -------------    -------------    ------------
Increase (decrease) in net assets from
 fund share transactions (Note 5)
   Shares..................................   (32,446,392)     (56,790,497)     (1,301,839)
   Institutional shares....................            --               --        (600,974)
                                            -------------    -------------    ------------
     Total from fund share transactions....   (32,446,392)     (56,790,497)     (1,902,813)
                                            -------------    -------------    ------------
Net increase (decrease) in net assets......  (214,086,827)    (115,352,259)    (16,116,792)
NET ASSETS:
 Beginning of year.........................   683,099,503      189,246,724      48,025,912
                                            -------------    -------------    ------------
 End of year (2)........................... $ 469,012,676    $  73,894,465    $ 31,909,120
                                            =============    =============    ============
--------
(2) Including undistributed net
 investment income......................... $     831,910    $          --    $     16,096
                                            =============    =============    ============


                      See Notes to Financial Statements.


    Small        Value and       Mid Cap       Energy and         Real
     Cap       Restructuring      Value     Natural Resources    Estate     Biotechnology
    Fund           Fund           Fund            Fund            Fund          Fund
------------  --------------  ------------  ----------------- ------------  -------------

$   (443,767) $    8,644,264  $    371,361    $    346,319    $  1,635,950  $   (176,271)
   4,853,476      21,970,090     3,954,403       4,992,001       4,160,100    (1,019,733)
          --         150,031            --              --              --            --

  61,718,366     405,430,377    32,383,277       8,254,840      10,669,102     8,741,287
------------  --------------  ------------    ------------    ------------  ------------
  66,128,075     436,194,762    36,709,041      13,593,160      16,465,152     7,545,283


          --      (8,226,654)     (223,567)       (355,796)     (1,846,266)           --
          --        (101,292)     (167,408)             --              --            --
------------  --------------  ------------    ------------    ------------  ------------
          --      (8,327,946)     (390,975)       (355,796)     (1,846,266)           --
------------  --------------  ------------    ------------    ------------  ------------

  43,661,719     168,238,214    26,981,454       2,616,729       2,265,139     7,839,244
          --      19,320,809       871,381              --              --            --
------------  --------------  ------------    ------------    ------------  ------------
  43,661,719     187,559,023    27,852,835       2,616,729       2,265,139     7,839,244
------------  --------------  ------------    ------------    ------------  ------------
 109,789,794     615,425,839    64,170,901      15,854,093      16,884,025    15,384,527

 156,323,985   1,558,720,506   126,162,967      92,440,404      79,374,137    21,976,735
------------  --------------  ------------    ------------    ------------  ------------
$266,113,779  $2,174,146,345  $190,333,868    $108,294,497    $ 96,258,162  $ 37,361,262
============  ==============  ============    ============    ============  ============

$   (443,767) $    4,667,945  $     79,306    $     29,030    $    783,206  $   (176,271)
============  ==============  ============    ============    ============  ============

$   (548,553) $   12,137,862  $    361,948    $    366,531    $  3,594,269  $   (261,031)
 (27,832,602)   (182,961,868)   (6,310,874)     (7,163,655)        771,754   (11,518,705)
          --       1,445,344            --              --              --            --

 (39,057,393)   (487,934,177)  (26,424,605)    (16,253,519)     (8,346,002)   (6,326,446)
------------  --------------  ------------    ------------    ------------  ------------
 (67,438,548)   (657,312,839)  (32,373,531)    (23,050,643)     (3,979,979)  (18,106,182)


          --      (9,551,583)     (132,632)       (441,096)     (3,262,432)           --
          --              --      (159,673)             --              --            --

          --              --            --              --              --            --
------------  --------------  ------------    ------------    ------------  ------------
          --      (9,551,583)     (292,305)       (441,096)     (3,262,432)           --
------------  --------------  ------------    ------------    ------------  ------------

  52,161,227    (189,597,720)   49,078,733     (13,236,650)     (4,691,483)   (2,122,057)
          --              --     5,372,481              --              --            --
------------  --------------  ------------    ------------    ------------  ------------
  52,161,227    (189,597,720)   54,451,214     (13,236,650)     (4,691,483)   (2,122,057)
------------  --------------  ------------    ------------    ------------  ------------
 (15,277,321)   (856,462,142)   21,785,378     (36,728,389)    (11,933,894)  (20,228,239)

 171,601,306   2,415,182,648   104,377,589     129,168,793      91,308,031    42,204,974
------------  --------------  ------------    ------------    ------------  ------------
$156,323,985  $1,558,720,506  $126,162,967    $ 92,440,404    $ 79,374,137  $ 21,976,735
============  ==============  ============    ============    ============  ============

$         --  $    4,351,627  $     98,920    $     38,507    $    885,736  $         --
============  ==============  ============    ============    ============  ============

                      See Notes to Financial Statements.

Excelsior Funds
Financial Highlights -- Selected Per Share Data and Ratios


                                                                       Net Realized and               Dividends
                                     Net Asset Value,      Net      Unrealized Gain (Loss) Total From  From Net
                                       Beginning of    Investment     of Investments and   Investment Investment
                                          Period      Income (Loss)        Options         Operations   Income
                                     ---------------- ------------- ---------------------- ---------- ----------
BLENDED EQUITY FUND -- (04/25/85*)
 Shares:
 Year Ended March 31,
 1999...............................      $36.12         $ 0.11            $  6.90          $  7.01     $(0.13)
 2000...............................       42.51           0.03               9.54             9.57      (0.06)
 2001...............................       50.63           0.01             (13.31)          (13.30)     (0.01)
 2002...............................       35.99           0.10              (0.67)           (0.57)     (0.08)
 2003...............................       35.17           0.17              (7.97)           (7.80)     (0.15)
 Six Months Ended September 30, 2003       25.67           0.07               4.28             4.35      (0.07)
LARGE CAP GROWTH FUND -- (10/01/97*)
 Shares:
 Year Ended March 31,
 1999...............................      $ 8.51         $(0.03)           $  5.82          $  5.79         --
 2000...............................       14.30          (0.06)              4.74             4.68         --
 2001...............................       18.98          (0.08)             (8.84)           (8.92)        --
 2002...............................       10.06          (0.06)             (1.17)           (1.23)        --
 2003...............................        8.83          (0.01)(4)          (3.03)(4)        (3.04)        --
 Six Months Ended September 30, 2003        5.79          (0.02)(4)           1.12 (4)         1.10         --
OPTIMUM GROWTH FUND -- (06/01/96*)
 Shares:
 Year Ended March 31,
 1999...............................      $16.31         $(0.06)           $ 11.15          $ 11.09         --
 2000...............................       27.40          (0.11)              7.16             7.05         --
 2001...............................       30.57          (0.10)            (12.08)          (12.18)        --
 2002...............................       12.94          (0.20)(4)          (0.98)(4)        (1.18)        --
 2003...............................       11.76          (0.01)(4)          (3.59)(4)        (3.60)        -- (5)
 Six Months Ended September 30, 2003        8.16          (0.02)(4)           1.40 (4)         1.38         --
SMALL CAP FUND -- (12/31/92*)
 Shares:
 Year Ended March 31,
 1999...............................      $11.95             --            $ (2.56)         $ (2.56)        --
 2000...............................        9.27             --               6.12             6.12         --
 2001...............................       15.39         $ 0.07              (4.41)           (4.34)    $(0.07)
 2002...............................       10.06           0.03               2.14             2.17      (0.04)(6)
 2003...............................       12.19          (0.03)(4)          (3.69)(4)        (3.72)        --
 Six Months Ended September 30, 2003        8.47          (0.02)(4)           3.34 (4)         3.32         --
VALUE AND RESTRUCTURING FUND -- (12/31/92*)
 Shares:
 Year Ended March 31,
 1999...............................      $23.79         $ 0.13            $  0.21          $  0.34     $(0.11)
 2000...............................       23.88           0.07              10.03            10.10      (0.09)
 2001...............................       33.89           0.60              (3.21)           (2.61)     (0.59)
 2002...............................       30.69           0.08               1.94             2.02      (0.08)
 2003...............................       32.63           0.17              (9.01)           (8.84)     (0.13)
 Six Months Ended September 30, 2003       23.66           0.12               6.39             6.51      (0.12)

                                     Distributions From
                                     Net Realized Gain
                                       on Investments
                                        and Options
                                     ------------------
BLENDED EQUITY FUND -- (04/25/85*)
 Shares:
 Year Ended March 31,
 1999...............................       $(0.49)
 2000...............................        (1.39)
 2001...............................        (1.33)
 2002...............................        (0.17)
 2003...............................        (1.55)
 Six Months Ended September 30, 2003           --
LARGE CAP GROWTH FUND -- (10/01/97*)
 Shares:
 Year Ended March 31,
 1999...............................           --
 2000...............................           --
 2001...............................           --
 2002...............................           --
 2003...............................           --
 Six Months Ended September 30, 2003           --
OPTIMUM GROWTH FUND -- (06/01/96*)
 Shares:
 Year Ended March 31,
 1999...............................           --
 2000...............................       $(3.88)
 2001...............................        (5.45)
 2002...............................           --
 2003...............................           --
 Six Months Ended September 30, 2003           --
SMALL CAP FUND -- (12/31/92*)
 Shares:
 Year Ended March 31,
 1999...............................       $(0.12)
 2000...............................           --
 2001...............................        (0.92)
 2002...............................           --
 2003...............................           --
 Six Months Ended September 30, 2003           --
VALUE AND RESTRUCTURING FUND -- (12/31/92*)
 Shares:
 Year Ended March 31,
 1999...............................       $(0.14)
 2000...............................           --
 2001...............................           --
 2002...............................           --
 2003...............................           --
 Six Months Ended September 30, 2003           --

* Commencement of Operations
(1)Not annualized
(2)Annualized
(3)Expense ratios before waiver of fees and reimbursement of expenses (if any) by advisor and administrators.
(4)For comparative purposes per share amounts are based on average shares outstanding.
(5)Amount represents less than $0.01 per share.
(6)Includes a return of capital of $(0.01).

                      See Notes to Financial Statements.


                                                             Ratio of Net      Ratio of Gross      Ratio of Net
                                                          Operating Expenses Operating Expenses     Investment     Portfolio
    Total     Net Asset Value,   Total    Net Assets, End     to Average       to Average Net    Income (Loss) to  Turnover
Distributions  End of Period     Return   of Period (000)     Net Assets         Assets (3)     Average Net Assets   Rate
------------- ---------------- ------     --------------- ------------------ ------------------ ------------------ ---------

   $(0.62)         $42.51       19.65%      $  720,273           0.95%              1.01%              0.29%           20%
    (1.45)          50.63       22.90%         993,409           0.97%              1.02%              0.08%           24%
    (1.34)          35.99      (26.72)%        724,180           0.99%              1.06%              0.03%           36%
    (0.25)          35.17       (1.58)%        683,100           0.97%              1.08%              0.29%           43%
    (1.70)          25.67      (22.45)%        469,013           0.96%              1.11%              0.59%           36%
    (0.07)          29.95       16.96%(1)      549,722           0.99%(2)           1.10%(2)           0.47%(2)        15%

        --         $14.30       68.04%      $  251,548           1.04%              1.08%             (0.53)%           4%
        --          18.98       32.73%         498,314           1.01%              1.07%             (0.48)%          20%
        --          10.06      (47.00)%        277,504           1.01%              1.08%             (0.50)%          20%
        --           8.83      (12.23)%        189,247           1.00%              1.10%             (0.50)%          10%
        --           5.79      (34.43)%         73,894           1.04%              1.21%             (0.21)%          56%
        --           6.89       19.00%(1)       94,934           1.05%(2)           1.19%(2)          (0.73)%(2)       53%


        --         $27.40       68.00%      $   12,414           1.05%              1.26%             (0.34)%          22%
   $(3.88)          30.57       27.40%          21,967           1.05%              1.18%             (0.43)%          44%
    (5.45)          12.94      (45.34)%         13,249           1.05%              1.20%             (0.53)%          46%
        --          11.76       (9.12)%          8,749           1.04%              1.32%             (0.37)%          43%
        --           8.16      (30.60)%          4,863           1.04%              1.16%             (0.13)%          61%
        --           9.54       16.91%(1)        4,566           1.05%(2)           1.30%(2)          (0.50)%(2)       54%

   $(0.12)         $ 9.27      (21.41)%     $   43,788           0.94%              1.05%             (0.04)%         115%
        --          15.39       65.91%         107,941           0.92%              1.03%              0.01%          134%
    (0.99)          10.06      (28.69)%         87,180           0.89%              1.04%              0.57%          132%
    (0.04)          12.19       21.61%         171,601           0.84%              0.98%              0.19%          144%
        --           8.47      (30.52)%        156,324           0.83%              1.05%             (0.31)%         105%
        --          11.79       39.20%(1)      266,114           0.80%(2)           0.99%(2)          (0.39)%(2)       45%


   $(0.25)         $23.88        1.48%      $  594,615           0.93%              1.07%              0.59%           43%
    (0.09)          33.89       42.41%       1,207,244           0.90%              1.03%              0.25%           20%
    (0.59)          30.69       (7.74)%      1,822,710           0.95%              1.02%              1.66%           15%
    (0.08)          32.63        6.60%       2,408,053           0.94%              1.02%              0.27%            8%
    (0.13)          23.66      (27.13)%      1,558,721           0.99%              1.12%              0.65%           16%
    (0.12)          30.05       27.62%(1)    2,150,430           0.99%(2)           1.14%(2)           0.89%(2)         3%


                Fee
    Total      Waiver
Distributions (Note 2)
------------- --------

   $(0.62)     $0.02
    (1.45)      0.02
    (1.34)      0.03
    (0.25)      0.04
    (1.70)      0.04
    (0.07)      0.02

        --        --
        --     $0.01
        --      0.01
        --      0.01
        --      0.01
        --        --(5)


        --     $0.04
   $(3.88)      0.03
    (5.45)      0.03
        --      0.04
        --      0.01
        --      0.01

   $(0.12)     $0.01
        --      0.01
    (0.99)      0.02
    (0.04)      0.01
        --      0.02
        --      0.01


   $(0.25)     $0.03
    (0.09)      0.03
    (0.59)      0.03
    (0.08)      0.02
    (0.13)      0.03
    (0.12)      0.02

                      See Notes to Financial Statements.

Excelsior Funds
Financial Highlights -- Selected Per Share Data and Ratios


                                                                       Net Realized and               Dividends
                                     Net Asset Value,      Net      Unrealized Gain (Loss) Total From  From Net
                                       Beginning of    Investment     of Investments and   Investment Investment
                                          Period      Income (Loss)        Options         Operations   Income
                                     ---------------- ------------- ---------------------- ---------- ----------
MID CAP VALUE FUND -- (06/01/96*)
 Shares:
 Year Ended March 31,
 1999...............................      $16.11         $ 0.08             $ 0.55           $ 0.63     $(0.07)
 2000...............................       15.35           0.01               6.35             6.36      (0.05)
 2001...............................       21.34           0.37              (1.27)           (0.90)     (0.37)
 2002...............................       11.99           0.27 (4)           1.41 (4)         1.68      (0.02)
 2003...............................       13.29           0.02 (4)          (3.05)(4)        (3.03)     (0.02)
 Six Months Ended September 30, 2003       10.24           0.02 (4)           2.87 (4)         2.89      (0.03)
ENERGY AND NATURAL RESOURCES FUND -- (12/31/92*)
 Shares:
 Year Ended March 31,
 1999...............................      $12.66         $ 0.10             $(1.65)          $(1.55)    $(0.09)
 2000...............................       11.02           0.04               4.72             4.76      (0.06)
 2001...............................       15.21           0.07               1.60             1.67      (0.07)
 2002...............................       15.41           0.10              (0.58)           (0.48)     (0.10)
 2003...............................       14.40           0.04              (2.67)           (2.63)     (0.05)
 Six Months Ended September 30, 2003       11.72           0.04               1.67             1.71      (0.04)
REAL ESTATE FUND -- (10/01/97*)
 Shares:
 Year Ended March 31,
 1999...............................      $ 7.05         $ 0.33             $(1.55)          $(1.22)    $(0.33)
 2000...............................        5.50           0.34              (0.31)            0.03      (0.32)
 2001...............................        5.21           0.33               0.89             1.22      (0.34)(6)
 2002...............................        6.09           0.31               1.01             1.32      (0.31)(6)
 2003...............................        7.10           0.28 (4)          (0.52)(4)        (0.24)     (0.25)
 Six Months Ended September 30, 2003        6.61           0.13 (4)           1.21 (4)         1.34      (0.15)
BIOTECHNOLOGY FUND -- (12/31/00*)
 Shares:
 Period Ended March 31, 2001........      $ 7.00         $ 0.01             $(1.92)          $(1.91)        --
 Year Ended March 31,
 2002...............................        5.09          (0.02)             (0.57)           (0.59)    $(0.01)
 2003...............................        4.49          (0.03)(4)          (1.86)(4)        (1.89)        --
 Six Months Ended September 30, 2003        2.60          (0.02)(4)           0.87 (4)         0.85         --

                                     Distributions From
                                     Net Realized Gain
                                       on Investments
                                        and Options
                                     ------------------
MID CAP VALUE FUND -- (06/01/96*)
 Shares:
 Year Ended March 31,
 1999...............................       $(1.32)
 2000...............................        (0.32)
 2001...............................        (8.08)
 2002...............................        (0.36)
 2003...............................           --
 Six Months Ended September 30, 2003           --
ENERGY AND NATURAL RESOURCES FUND -- (12/31/92*)
 Shares:
 Year Ended March 31,
 1999...............................           --
 2000...............................       $(0.51)
 2001...............................        (1.40)
 2002...............................        (0.43)
 2003...............................           --
 Six Months Ended September 30, 2003           --
REAL ESTATE FUND -- (10/01/97*)
 Shares:
 Year Ended March 31,
 1999...............................           --
 2000...............................           --
 2001...............................           --
 2002...............................           --
 2003...............................           --
 Six Months Ended September 30, 2003           --
BIOTECHNOLOGY FUND -- (12/31/00*)
 Shares:
 Period Ended March 31, 2001........           --
 Year Ended March 31,
 2002...............................           --
 2003...............................           --
 Six Months Ended September 30, 2003           --

* Commencement of Operations
(1)Not annualized
(2)Annualized
(3)Expense ratios before waiver of fees and reimbursement of expenses (if any) by advisor and administrators.
(4)For comparative purposes per share amounts are based on average shares outstanding.
(5)Amount represents less than $0.01 per share.
(6)Includes a return of capital of $(0.08) and $(0.02) for the years ended March 31, 2001 and March 31, 2002, respectively.

                      See Notes to Financial Statements.


                                                              Ratio of Net      Ratio of Gross      Ratio of Net
                                                           Operating Expenses Operating Expenses     Investment     Portfolio
    Total     Net Asset Value,   Total     Net Assets, End     to Average       to Average Net    Income (Loss) to  Turnover
Distributions  End of Period     Return    of Period (000)     Net Assets         Assets (3)     Average Net Assets   Rate
------------- ---------------- ------      --------------- ------------------ ------------------ ------------------ ---------

   $(1.39)         $15.35        4.59%        $    125            1.05%              1.32%              0.53%           55%
    (0.37)          21.34       41.60%             336            1.05%              1.20%              0.02%           45%
    (8.45)          11.99       (0.84)%          2,371            1.03%              1.26%              0.97%           95%
    (0.38)          13.29       14.23%          50,477            1.05%              1.16%              0.59%           24%
    (0.02)          10.24      (22.81)%         81,146            1.01%              1.15%              0.20%           28%
    (0.03)          13.10       28.21%(1)      132,382            0.99%(2)           1.26%(2)           0.37%(2)         6%

   $(0.09)         $11.02      (12.23)%       $ 43,021            0.98%              1.09%              0.97%           96%
    (0.57)          15.21       44.61%          71,126            0.97%              1.08%              0.37%          138%
    (1.47)          15.41       11.98%         102,850            0.99%              1.05%              0.46%           59%
    (0.53)          14.40       (2.82)%        129,169            0.98%              1.12%              0.77%           73%
    (0.05)          11.72      (18.30)%         92,440            1.01%              1.19%              0.35%           78%
    (0.04)          13.39       14.64%(1)      108,294            0.99%(2)           1.10%(2)           0.67%(2)        45%

   $(0.33)         $ 5.50      (17.55)%       $ 32,841            1.20%              1.43%              5.37%           28%
    (0.32)           5.21        0.58%          33,703            1.20%              1.41%              6.17%           27%
    (0.34)           6.09       24.03%          44,237            1.20%              1.36%              5.52%           29%
    (0.31)           7.10       22.37%          91,308            1.20%              1.33%              4.53%           25%
    (0.25)           6.61       (3.49)%         79,374            1.17%              1.23%              4.09%           23%
    (0.15)           7.80       20.59%(1)       96,258            1.20%(2)           1.33%(2)           3.66%(2)        22%

        --         $ 5.09      (27.29)%(1)    $ 15,263            1.25%(2)           2.19%(2)           1.11%(2)         2%(2)

   $(0.01)           4.49      (11.64)%         42,205            1.24%              1.44%             (0.74)%          32%
        --           2.60      (42.09)%         21,977            1.18%              1.22%             (0.91)%          22%
        --           3.45       32.69%(1)       37,361            1.23%(2)           1.41%(2)          (1.09)%(2)       33%


                Fee
    Total      Waiver
Distributions (Note 2)
------------- --------

   $(1.39)     $0.04
    (0.37)      0.05
    (8.45)      0.09
    (0.38)      0.01
    (0.02)      0.02
    (0.03)      0.02

   $(0.09)     $0.01
    (0.57)      0.01
    (1.47)      0.01
    (0.53)      0.02
    (0.05)      0.02
    (0.04)      0.01

   $(0.33)     $0.01
    (0.32)      0.01
    (0.34)      0.01
    (0.31)      0.01
    (0.25)       --(5)
    (0.15)       --(5)

        --     $0.01

   $(0.01)      0.01
        --       --(5)
        --       --(5)

                      See Notes to Financial Statements.

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2003
Blended Equity Fund

                                                              Value
Shares                                                       (Note 1)
-------                                                    ------------
COMMON STOCKS -- 99.45%
        CONSUMER DISCRETIONARY -- 17.10%
212,900 +AOL Time Warner, Inc............................. $  3,216,919
 33,000 +Autozone, Inc....................................    2,954,490
125,000 Clear Channel Communications, Inc.................    4,787,500
104,425 +Coach, Inc.......................................    5,701,605
184,800 +Comcast Corp., Class A...........................    5,699,232
 80,000 +Comcast Corp., Class A Special...................    2,367,200
212,000 +Fossil, Inc......................................    5,130,400
 35,000 General Motors Corp...............................    1,432,550
 90,000 Herman Miller, Inc................................    2,053,800
150,000 Home Depot, Inc...................................    4,777,500
 90,096 +InterActiveCorp..................................    2,985,782
333,775 John Wiley & Sons, Class A........................    8,674,812
366,263 +Liberty Media Corp., Class A.....................    3,651,642
 83,125 +Mohawk Industries, Inc...........................    5,928,475
 35,000 Omnicom Group.....................................    2,514,750
 70,000 Sears Roebuck & Co................................    3,061,100
200,000 Target Corp.......................................    7,526,000
 50,000 Viacom, Inc., Class B.............................    1,915,000
351,562 Wal-Mart Stores, Inc..............................   19,634,738

                                                           ------------
                                                             94,013,495

                                                           ------------
        CONSUMER STAPLES -- 4.37%
100,000 Altria Group, Inc.................................    4,380,000
 50,000 Coca-Cola Co......................................    2,148,000
125,000 Gillette Co.......................................    3,997,500
 58,000 Kellogg Co........................................    1,934,300
265,867 Sysco Corp........................................    8,696,510
 92,700 Walgreen Co.......................................    2,840,328

                                                           ------------
                                                             23,996,638

                                                           ------------
        ENERGY -- 7.15%
 83,779 Apache Corp.......................................    5,809,236
114,212 BP plc ADR........................................    4,808,325
 21,000 ChevronTexaco Corp................................    1,500,450
107,565 ConocoPhillips....................................    5,889,184
394,237 Exxon Mobil Corp..................................   14,429,074
134,366 +Nabors Industries Ltd............................    5,006,477
 42,100 Royal Dutch Petroleum Co. (NY Shares).............    1,860,820

                                                           ------------
                                                             39,303,566

                                                           ------------

                                                              Value
Shares                                                       (Note 1)
-------                                                    ------------
COMMON STOCKS -- (continued)
        FINANCIAL -- 21.34%
219,499 Allstate Corp..................................... $  8,018,298
105,000 American Express Co...............................    4,731,300
190,155 American International Group......................   10,971,944
353,000 Citigroup, Inc....................................   16,065,030
 40,000 Fannie Mae........................................    2,808,000
171,998 FleetBoston Financial Corp........................    5,185,740
120,000 Goldman Sachs Group, Inc..........................   10,068,000
129,870 Hartford Financial Services Group, Inc............    6,835,058
 26,450 HSBC Holdings plc ADR.............................    1,745,700
135,000 JP Morgan Chase & Co..............................    4,634,550
 33,600 MBIA, Inc.........................................    1,846,992
 55,588 Mellon Financial Corp.............................    1,675,422
 63,000 Merrill Lynch & Co., Inc..........................    3,372,390
241,600 State Street Corp.................................   10,872,000
      1 Travelers Property Casualty Corp., Class A........           16
      2 Travelers Property Casualty Corp., Class B........           32
411,052 US Bancorp........................................    9,861,137
201,000 Washington Mutual, Inc............................    7,913,370
208,213 Wells Fargo & Co..................................   10,722,970

                                                           ------------
                                                            117,327,949

                                                           ------------
        HEALTH CARE -- 14.80%
205,000 Abbott Laboratories...............................    8,722,750
 60,327 +Amgen, Inc.......................................    3,888,075
 53,164 +Barr Laboratories, Inc...........................    3,626,316
  7,165 +Genentech, Inc...................................      574,203
 25,000 +Genzyme Corp. -- General Division................    1,154,000
 40,700 HCA, Inc..........................................    1,500,202
276,378 Johnson & Johnson.................................   13,686,239
145,571 +Lincare Holdings, Inc............................    5,329,354
 18,939 +Medco Health Solutions, Inc......................      491,088
153,637 Medtronic, Inc....................................    7,208,648
157,042 Merck & Co., Inc..................................    7,949,466
373,557 Pfizer, Inc.......................................   11,348,662
110,000 Schering-Plough Corp..............................    1,676,400
 59,283 Teva Pharmaceutical Industries ADR................    3,390,988
 61,920 +WellPoint Health Networks........................    4,772,794
131,535 Wyeth.............................................    6,063,763

                                                           ------------
                                                             81,382,948

                                                           ------------

                      See Notes to Financial Statements.

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2003
Blended Equity Fund -- (continued)

                                                              Value
Shares                                                       (Note 1)
-------                                                    ------------
COMMON STOCKS -- (continued)
        INDUSTRIALS -- 13.39%
101,963 Caterpillar, Inc.................................. $  7,019,133
116,060 Danaher Corp......................................    8,572,191
 59,000 Dover Corp........................................    2,086,830
746,333 General Electric Co...............................   22,248,187
139,966 Illinois Tool Works, Inc..........................    9,274,147
124,234 +Jacobs Engineering Group, Inc....................    5,602,953
143,471 Lockheed Martin Corp..............................    6,621,187
 85,000 Tyco International Ltd............................    1,736,550
156,165 W.W. Grainger, Inc................................    7,425,646
115,000 Waste Management, Inc.............................    3,009,550

                                                           ------------
                                                             73,596,374

                                                           ------------
        INFORMATION TECHNOLOGY -- 16.29%
262,925 +Accenture Ltd....................................    5,873,744
119,042 +Analog Devices, Inc..............................    4,525,977
169,150 +Applied Materials, Inc...........................    3,064,998
555,003 +Cisco Systems, Inc...............................   10,833,659
149,000 +Dell, Inc........................................    4,973,620
 56,000 +eBay, Inc........................................    2,989,280
110,000 Hewlett-Packard Co................................    2,129,600
410,900 Intel Corp........................................   11,283,314
 94,740 International Business Machines Corp..............    8,368,384
 35,000 +Kla-Tencor Corp..................................    1,801,100
 41,400 +Lexmark International, Inc.......................    2,608,614
 35,000 Maxim Integrated Products.........................    1,377,950
711,950 Microsoft Corp....................................   19,785,090
 80,000 +NCR Corp.........................................    2,535,200
135,416 SAP AG ADR........................................    4,118,001
145,021 Texas Instruments, Inc............................    3,306,479

                                                           ------------
                                                             89,575,010

                                                           ------------
        RAW/INTERMEDIATE MATERIALS -- 1.84%
 30,000 Air Products & Chemicals, Inc.....................    1,353,000
270,554 Aracruz Celulose S.A. ADR.........................    7,386,124
 35,000 International Paper Co............................    1,365,700

                                                           ------------
                                                             10,104,824

                                                           ------------
        REAL ESTATE -- 1.16%
198,418 St. Joe Co........................................    6,365,249

                                                           ------------
        TELECOMMUNICATION -- 1.41%
151,335 SBC Communications, Inc...........................    3,367,204
134,970 Verizon Communications, Inc.......................    4,378,427

                                                           ------------
                                                              7,745,631

                                                           ------------

                                                              Value
Shares                                                       (Note 1)
-------                                                    ------------
COMMON STOCKS -- (continued)
        UTILITIES -- 0.60%
140,000 TXU Corp.......................................... $  3,298,400

                                                           ------------
        TOTAL COMMON STOCKS (Cost $396,499,111)...........  546,710,084

                                                           ------------

Principal
 Amount
----------
REPURCHASE AGREEMENT -- 0.56%
$3,057,000 #JP Morgan Chase Securities, Inc., Repurchase
            Agreement, 0.65%, dated 9/30/03, due 10/1/03, to
            be repurchased at $3,057,055 (Cost $3,057,000)... 3,057,000

                                                              ---------

TOTAL INVESTMENTS (Cost $399,556,111*)............ 100.01% $549,767,084
OTHER ASSETS AND LIABILITIES (NET)................  (0.01)      (45,504)
                                                   ------  ------------
NET ASSETS........................................ 100.00% $549,721,580
                                                   ======  ============

--------
* Aggregate cost for Federal tax and book purposes.
+ Non-income producing security
# The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.
ADR--American Depositary Receipt
plc--public limited company

                      See Notes to Financial Statements.

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2003
Large Cap Growth Fund


                                                              Value
Shares                                                      (Note 1)
-------                                                    -----------
COMMON STOCKS -- 93.87%
        CONSUMER DISCRETIONARY -- 12.96%
110,000 Carnival Corp..................................... $ 3,617,900
 93,000 +Comcast Corp., Class A...........................   2,868,120
 51,500 +Kohl's Corp......................................   2,755,250
 59,000 Lowe's Cos., Inc..................................   3,062,100

                                                           -----------
                                                            12,303,370

                                                           -----------
        FINANCIAL -- 9.85%
 45,600 AMBAC Financial Group, Inc........................   2,918,400
 28,000 Lehman Brothers Holdings, Inc.....................   1,934,240
 57,000 SEI Investments Co................................   1,852,500
 68,000 SLM Corp..........................................   2,649,280

                                                           -----------
                                                             9,354,420

                                                           -----------
        HEALTH CARE -- 32.03%
 52,000 +Amgen, Inc.......................................   3,351,400
 71,000 +Boston Scientific Corp...........................   4,529,800
183,000 +Caremark Rx, Inc.................................   4,135,800
 60,500 +Genzyme Corp. -- General Division................   2,792,680
 66,300 +Gilead Sciences, Inc.............................   3,708,159
 68,200 Medtronic, Inc....................................   3,199,944
 50,000 +Patterson Dental Co..............................   2,879,000
 66,300 Teva Pharmaceutical Industries ADR................   3,792,360
 36,700 +Zimmer Holdings, Inc.............................   2,022,170

                                                           -----------
                                                            30,411,313

                                                           -----------
        INDUSTRIALS -- 5.89%
 43,700 +Apollo Group, Inc., Class A......................   2,884,637
 65,000 +Weight Watchers International, Inc...............   2,704,000

                                                           -----------
                                                             5,588,637

                                                           -----------
        INFORMATION TECHNOLOGY -- 29.45%
 63,000 +Affiliated Computer Services, Inc., Class A......   3,067,470
 71,000 +Analog Devices, Inc..............................   2,699,420
111,000 +Broadcom Corp., Class A..........................   2,952,600
 59,000 +Dell, Inc........................................   1,969,420
 21,500 +Electronic Arts, Inc.............................   1,981,010
 79,000 First Data Corp...................................   3,156,840
 98,000 SAP AG ADR........................................   2,980,180
 58,000 +Symantec Corp....................................   3,655,160
244,000 Symbol Technologies, Inc..........................   2,915,800
 83,600 +Synopsys, Inc....................................   2,579,060

                                                           -----------
                                                            27,956,960

                                                           -----------

                                                             Value
Shares                                                      (Note 1)
-------                                                    -----------
COMMON STOCKS -- (continued)
        TELECOMMUNICATION -- 3.69%
110,000 +UTStarcom, Inc................................... $ 3,499,100

                                                           -----------
        TOTAL COMMON STOCKS (Cost $79,328,852)............  89,113,800

                                                           -----------

Principal
 Amount
----------
REPURCHASE AGREEMENT -- 6.17%
$5,855,000 #JP Morgan Chase Securities, Inc., Repurchase
            Agreement, 0.65%, dated 9/30/03, due 10/1/03, to
            be repurchased at $5,855,106 (Cost $5,855,000)... 5,855,000

                                                              ---------

TOTAL INVESTMENTS (Cost $85,183,852*)............. 100.04% $94,968,800
OTHER ASSETS AND LIABILITIES (NET)................  (0.04)     (34,732)
                                                   ------  -----------
NET ASSETS........................................ 100.00% $94,934,068
                                                   ======  ===========

--------
* Aggregate cost for Federal tax and book purposes.
+ Non-income producing security
# The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.
ADR--American Depositary Receipt



                      See Notes to Financial Statements.

Excelsior Funds Trust
Portfolio of Investments September 30, 2003
Optimum Growth Fund

                                                            Value
Shares                                                     (Note 1)
------                                                    -----------
COMMON STOCKS -- 97.04%
       CONSUMER DISCRETIONARY -- 22.25%
30,300 Carnival Corp..................................... $   996,567
22,600 +Comcast Corp., Class A...........................     696,984
23,000 Home Depot, Inc...................................     732,550
15,600 +Kohl's Corp......................................     834,600
19,700 Lowe's Cos., Inc..................................   1,022,430
 2,000 +Mohawk Industries, Inc...........................     142,640
20,000 Procter & Gamble Co...............................   1,856,400
15,000 Target Corp.......................................     564,450
19,200 Wal-Mart Stores, Inc..............................   1,072,320

                                                          -----------
                                                            7,918,941

                                                          -----------
       CONSUMER STAPLES -- 1.88%
10,200 Coca-Cola Co......................................     438,192
 5,000 PepsiCo, Inc......................................     229,150

                                                          -----------
                                                              667,342

                                                          -----------
       ENERGY -- 0.14%
 1,500 +BJ Services Co...................................      51,255

                                                          -----------
       FINANCIAL -- 8.16%
12,200 AMBAC Financial Group, Inc........................     780,800
 5,000 Fannie Mae........................................     351,000
 7,700 Lehman Brothers Holdings, Inc.....................     531,916
17,000 SEI Investments Co................................     552,500
17,700 SLM Corp..........................................     689,592

                                                          -----------
                                                            2,905,808

                                                          -----------
       HEALTH CARE -- 28.96%
 2,900 Abbott Laboratories...............................     123,395
15,300 +Amgen, Inc.......................................     986,085
17,200 +Boston Scientific Corp...........................   1,097,360
50,300 +Caremark Rx, Inc.................................   1,136,780
 5,000 Eli Lilly & Co....................................     297,000
18,000 +Genzyme Corp.--General Division..................     830,880
18,300 +Gilead Sciences, Inc.............................   1,023,519
20,410 Medtronic, Inc....................................     957,637
13,700 +Patterson Dental Co..............................     788,846
21,720 Pfizer, Inc.......................................     659,854
18,200 Teva Pharmaceutical Industries ADR................   1,041,040
 2,400 UnitedHealth Group, Inc...........................     120,768
15,000 Wyeth.............................................     691,500
10,000 +Zimmer Holdings, Inc.............................     551,000

                                                          -----------
                                                           10,305,664

                                                          -----------
       INDUSTRIALS -- 5.64%
12,400 +Apollo Group, Inc., Class A......................     818,524
16,000 General Electric Co...............................     476,960
17,100 +Weight Watchers International, Inc...............     711,360

                                                          -----------
                                                            2,006,844

                                                          -----------

                                                                Value
 Shares                                                        (Note 1)
----------                                                    -----------
COMMON STOCKS -- (continued)
           INFORMATION TECHNOLOGY -- 27.31%
    17,500 +Affiliated Computer Services, Inc., Class A...... $   852,075
    20,000 +Analog Devices, Inc..............................     760,400
    31,400 +Broadcom Corp., Class A..........................     835,240
    23,000 +Dell, Inc........................................     767,740
     3,000 +eBay, Inc........................................     160,140
     6,100 +Electronic Arts, Inc.............................     562,054
    25,300 First Data Corp...................................   1,010,988
    15,500 Microsoft Corp....................................     430,745
     1,000 +Novellus Systems, Inc............................      33,550
     5,000 Qualcomm, Inc.....................................     208,200
    27,200 SAP AG ADR........................................     827,152
    16,100 +Symantec Corp....................................   1,014,622
    67,000 Symbol Technologies, Inc..........................     800,650
    23,600 +Synopsys, Inc....................................     728,060
    27,000 Texas Instruments, Inc............................     615,600
     4,000 +Xilinx, Inc......................................     113,640

                                                              -----------
                                                                9,720,856

                                                              -----------
           TELECOMMUNICATION -- 2.70%
    30,200 +UTStarcom, Inc...................................     960,662

                                                              -----------
           TOTAL COMMON STOCKS (Cost $30,740,864)............  34,537,372

                                                              -----------
Principal
 Amount
----------
REPURCHASE AGREEMENT -- 2.96%
$1,053,000 #JP Morgan Chase Securities, Inc., Repurchase
            Agreement, 0.65%, dated 9/30/03, due 10/1/03, to
            be repurchased at $1,053,019 (Cost $1,053,000)...   1,053,000

                                                              -----------

TOTAL INVESTMENTS (Cost $31,793,864*)............. 100.00% $35,590,372
OTHER ASSETS AND LIABILITIES (NET)................   0.00          714
                                                   ------  -----------
NET ASSETS........................................ 100.00% $35,591,086
                                                   ======  ===========

--------
* Aggregate cost for Federal tax and book purposes.
+ Non-income producing security
# The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.
ADR--American Depositary Receipt

                      See Notes to Financial Statements.

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2003
Small Cap Fund

                                                                Value
 Shares                                                        (Note 1)
---------                                                    ------------
COMMON STOCKS -- 96.81%
          CONSUMER DISCRETIONARY -- 28.34%
  160,000 +A.C. Moore Arts & Crafts, Inc.................... $  3,561,600
  350,000 +BJ's Wholesale Club, Inc.........................    6,779,500
  180,000 Brunswick Corp....................................    4,622,400
  180,000 Ethan Allen Interiors, Inc........................    6,480,000
  400,000 +Oakley, Inc......................................    4,000,000
  150,000 +Panera Bread Co., Class A........................    6,142,500
   80,000 +PF Chang's China Bistro, Inc.....................    3,627,200
  200,000 +Quanta Services, Inc.............................    1,654,000
  470,000 +Right Management Consultants, Inc................    8,497,600
  200,000 +Scholastic Corp..................................    5,758,000
  600,000 +Sotheby's Holdings, Inc., Class A................    6,492,000
  185,000 Thor Industries, Inc..............................    9,993,700
  300,000 +Urban Outfitters, Inc............................    7,818,000

                                                             ------------
                                                               75,426,500

                                                             ------------
          CONSUMER STAPLES -- 0.79%
   50,000 J.M. Smucker Co...................................    2,108,000

                                                             ------------
          FINANCIAL -- 19.30%
1,300,000 +E*TRADE Group, Inc...............................   12,038,000
  280,000 Jefferies Group, Inc..............................    8,050,000
  520,000 +Knight Trading Group, Inc........................    5,928,000
  250,000 LaBranche & Co., Inc..............................    3,650,000
   60,000 Park National Corp................................    6,714,000
  175,000 +Philadelphia Consolidated Holding Co.............    7,950,250
  250,000 Platinum Underwriters Holdings Ltd................    7,025,000

                                                             ------------
                                                               51,355,250

                                                             ------------
          HEALTH CARE -- 9.67%
  280,000 Arrow International, Inc..........................    6,440,000
  180,000 +Fisher Scientific International..................    7,144,200
  360,000 +Kensey Nash Corp.................................    8,452,800
  230,000 +Sola International, Inc..........................    3,680,000

                                                             ------------
                                                               25,717,000

                                                             ------------
          INDUSTRIALS -- 9.83%
  180,000 Kennametal, Inc...................................    6,732,000
  150,000 Roper Industries, Inc.............................    6,532,500
  160,000 +Simpson Manufacturing Co., Inc...................    6,542,400
  400,000 +Thomas & Betts Corp..............................    6,340,000

                                                             ------------
                                                               26,146,900

                                                             ------------

                                                              Value
Shares                                                       (Note 1)
-------                                                    ------------
COMMON STOCKS -- (continued)
        INFORMATION TECHNOLOGY -- 15.46%
670,100 +CommScope, Inc................................... $  8,081,406
600,000 +Dendrite International, Inc......................    9,108,000
250,000 +Flir Systems, Inc................................    6,370,000
360,000 +Forrester Research, Inc..........................    5,126,400
550,000 +Keane, Inc.......................................    7,029,000
230,000 +Renaissance Learning, Inc........................    5,432,600

                                                           ------------
                                                             41,147,406

                                                           ------------
        MATERIALS -- 2.56%
300,000 Cambrex Corp......................................    6,810,000

                                                           ------------
        TECHNOLOGY -- 8.60%
320,000 +Plantronics, Inc.................................    7,638,400
400,000 +Technitrol, Inc..................................    7,364,000
450,000 +Vishay Intertechnology, Inc......................    7,884,000

                                                           ------------
                                                             22,886,400

                                                           ------------
        UTILITIES -- 2.26%
250,000 Philadelphia Suburban Corp........................    6,020,000

                                                           ------------
        TOTAL COMMON STOCKS (Cost $216,841,984)...........  257,617,456

                                                           ------------

Principal
 Amount
----------
REPURCHASE AGREEMENT -- 3.06%
$8,162,000 #JP Morgan Chase Securities, Inc., Repurchase
            Agreement, 0.65%, dated 9/30/03, due 10/1/03, to
            be repurchased at $8,162,147 (Cost $8,162,000)... 8,162,000

                                                              ---------

TOTAL INVESTMENTS (Cost $225,003,984*)............  99.87% $265,779,456
OTHER ASSETS AND LIABILITIES (NET)................   0.13       334,323
                                                   ------  ------------
NET ASSETS........................................ 100.00% $266,113,779
                                                   ======  ============

--------
* For Federal tax purposes, the tax basis of investments aggregates
  $225,085,766.
+ Non-income producing security
# The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

                      See Notes to Financial Statements.

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2003
Value and Restructuring Fund

                                                                 Value
 Shares                                                         (Note 1)
---------                                                    --------------
COMMON STOCKS -- 95.58%
          CONSUMER DISCRETIONARY -- 19.70%
1,525,000 Black & Decker Corp............................... $   61,838,750
1,010,000 Centex Corp.......................................     78,658,800
  673,000 Harman International Industries, Inc..............     66,189,550
  275,000 +Journal Communications, Inc., Class A............      4,551,250
3,000,000 +Liberty Media Corp., Class A.....................     29,910,000
1,700,000 TJX Cos., Inc.....................................     33,014,000
  600,000 Viacom, Inc., Class B.............................     22,980,000
5,600,000 +XM Satellite Radio Holdings, Inc., Class A.......     86,856,000
1,000,000 +Zale Corp........................................     44,410,000

                                                             --------------
                                                                428,408,350

                                                             --------------
          CONSUMER STAPLES -- 9.71%
  800,000 Avon Products, Inc................................     51,648,000
1,350,000 ConAgra Foods, Inc................................     28,674,000
1,950,000 +Dean Foods Co....................................     60,508,500
1,450,000 Kraft Foods, Inc., Class A........................     42,775,000
1,195,000 Loews Corp. -- Carolina Group.....................     27,485,000

                                                             --------------
                                                                211,090,500

                                                             --------------
          ENERGY -- 5.48%
  575,000 Burlington Resources, Inc.........................     27,715,000
  625,000 ConocoPhillips....................................     34,218,750
  750,000 Devon Energy Corp.................................     36,142,500
  550,000 Noble Energy, Inc.................................     21,065,000

                                                             --------------
                                                                119,141,250

                                                             --------------
          FINANCIAL -- 21.12%
  800,000 Ace Ltd...........................................     26,464,000
1,325,000 Amvescap plc ADR..................................     20,126,750
  700,000 CIT Group, Inc....................................     20,132,000
1,100,000 Citigroup, Inc....................................     50,061,000
  425,000 Freddie Mac.......................................     22,248,750
1,100,000 JP Morgan Chase & Co..............................     37,763,000
  575,000 Lehman Brothers Holdings, Inc.....................     39,721,000
  650,000 Loews Corp........................................     26,240,500
1,915,163 MCG Capital Corp..................................     29,742,481
  825,000 Mellon Financial Corp.............................     24,865,500
1,100,000 Metlife, Inc......................................     30,855,000
  655,000 Morgan Stanley....................................     33,051,300
  700,000 PNC Financial Services Group, Inc.................     33,306,000

                                                                 Value
 Shares                                                         (Note 1)
---------                                                    --------------
COMMON STOCKS -- (continued)
          FINANCIAL -- (continued)
1,300,000 Travelers Property Casualty Corp., Class A........ $   20,644,000
  525,000 Washington Mutual, Inc............................     20,669,250
  300,000 XL Capital Ltd., Class A..........................     23,232,000

                                                             --------------
                                                                459,122,531

                                                             --------------
          HEALTH CARE -- 4.93%
  350,000 AmerisourceBergen Corp............................     18,917,500
  300,000 Baxter International, Inc.........................      8,718,000
1,000,000 Bristol-Myers Squibb Co...........................     25,660,000
  650,000 HCA, Inc..........................................     23,959,000
  650,000 Wyeth.............................................     29,965,000

                                                             --------------
                                                                107,219,500

                                                             --------------
          INDUSTRIALS -- 13.42%
1,700,000 +Cendant Corp.....................................     31,773,000
  825,000 Deluxe Corp.......................................     33,115,500
  647,800 Koninklijke Philips Electronics N.V. (NY Shares)..     14,847,576
1,050,000 Ryder System, Inc.................................     30,786,000
1,200,000 Tyco International Ltd............................     24,516,000
1,000,000 Union Pacific Corp................................     58,170,000
2,400,000 +United Rentals, Inc..............................     38,616,000
  450,000 United Technologies Corp..........................     34,776,000
1,050,000 Viad Corp.........................................     25,074,000

                                                             --------------
                                                                291,674,076

                                                             --------------
          INFORMATION TECHNOLOGY -- 7.27%
1,500,000 Harris Corp.......................................     53,685,000
  215,000 International Business Machines Corp..............     18,990,950
1,150,000 Nokia Oyj ADR.....................................     17,940,000
  400,000 Qualcomm, Inc.....................................     16,656,000
1,425,000 Texas Instruments, Inc............................     32,490,000
1,350,000 +Unisys Corp......................................     18,265,500

                                                             --------------
                                                                158,027,450

                                                             --------------
          MATERIALS -- 1.04%
1,000,000 Cambrex Corp......................................     22,700,000

                                                             --------------
          RAW/INTERMEDIATE MATERIALS -- 8.34%
  300,000 Alcoa, Inc........................................      7,848,000
  750,000 ++CONSOL Energy, Inc..............................     13,657,500
1,400,000 Georgia-Pacific Corp..............................     33,936,000
  900,000 Lafarge North America, Inc........................     31,320,000
1,150,000 +Plantronics, Inc.................................     27,450,500

                      See Notes to Financial Statements.

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2003
Value and Restructuring Fund -- (continued)

                                                                 Value
 Shares                                                         (Note 1)
---------                                                    --------------
COMMON STOCKS -- (continued)
          RAW/INTERMEDIATE MATERIALS -- (continued)
  700,000 PPG Industries, Inc............................... $   36,554,000
1,750,000 +Vishay Intertechnology, Inc......................     30,660,000

                                                             --------------
                                                                181,426,000

                                                             --------------
          REAL ESTATE -- 0.99%
2,000,000 +Host Marriott Corp...............................     21,460,000

                                                             --------------
          TELECOMMUNICATION -- 1.49%
1,650,000 +Nextel Communications, Inc., Class A.............     32,406,000

                                                             --------------
          UTILITIES -- 2.09%
  900,000 Duke Energy Corp..................................     16,029,000
  700,000 Public Service Enterprise Group, Inc..............     29,400,000

                                                             --------------
                                                                 45,429,000

                                                             --------------
          TOTAL COMMON STOCKS (Cost $1,773,736,464).........  2,078,104,657

                                                             --------------
FOREIGN COMMON STOCKS -- 0.97%
          ITALY -- 0.52%
1,800,000 +Enel S.p.A.......................................     11,196,000

                                                             --------------
          UNITED KINGDOM -- 0.45%
  880,000 +Severn Trent plc.................................      9,838,400

                                                             --------------
          TOTAL FOREIGN COMMON STOCKS (Cost $21,307,259)....     21,034,400

                                                             --------------
CONVERTIBLE PREFERRED STOCKS -- 1.95%
          CONSUMER DISCRETIONARY -- 1.34%
  995,000 +Adelphia Communications, Preferred Exchange,
           7.50%............................................        965,150
  650,000 Ford Motor Co. Capital Trust II, Preferred
           Exchange, 6.50%..................................     28,151,500

                                                             --------------
                                                                 29,116,650

                                                             --------------
          HEALTH CARE -- 0.61%
  250,000 Baxter International, Inc., Preferred Exchange,
           7.00%............................................     13,162,500

                                                             --------------
          TOTAL CONVERTIBLE PREFERRED STOCKS (Cost
           $53,043,314).....................................     42,279,150

                                                             --------------

Principal                                                         Value
 Amount                                                          (Note 1)
----------                                                    --------------
CONVERTIBLE BOND -- 0.55%
           UTILITIES -- 0.55%
  $425,000 @Centerpoint Energy, Inc., Convertible to 1.4250
            Shares, 2.00%, 09/15/29
           (Cost $9,832,110)................................. $   11,955,250

                                                              --------------
REPURCHASE AGREEMENT -- 0.53%
11,597,000 #JP Morgan Chase Securities, Inc., Repurchase
            Agreement, 0.65%, dated 9/30/03, due 10/1/03, to
            be repurchased at $11,597,209 (Cost $11,597,000).     11,597,000

                                                              --------------

TOTAL INVESTMENTS (Cost $1,869,516,147*)..........  99.58% $2,164,970,457
OTHER ASSETS AND LIABILITIES (NET)................   0.42       9,175,888
                                                   ------  --------------
NET ASSETS........................................ 100.00% $2,174,146,345
                                                   ======  ==============

--------
* For Federal tax purposes, the tax basis of investments aggregates $1,870,296,503.
+ Non-income producing security
++Security exempt from registration under Rule 144A of the Securities Act of 1933. This security mat be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2003, these securities amounted to $13,657,500 or 0.63% of net assets.
# The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.
@ Variable Rate Security--The rate reported is the rate in effect as of
  September 30, 2003.
ADR--American Depositary Receipt
plc--public limited company

                      See Notes to Financial Statements.

Excelsior Funds Trust
Portfolio of Investments September 30, 2003
Mid Cap Value Fund


                                                              Value
Shares                                                       (Note 1)
-------                                                    ------------
COMMON STOCKS -- 95.37%
        CONSUMER DISCRETIONARY -- 25.79%
 40,000 +Autozone, Inc.................................... $  3,581,200
100,000 +Best Buy Co., Inc................................    4,752,000
120,000 Black & Decker Corp...............................    4,866,000
275,000 Brink's Co........................................    4,774,000
  2,250 +Cavco Industries, Inc............................       45,900
 45,000 Centex Corp.......................................    3,504,600
180,000 Newell Rubbermaid, Inc............................    3,900,600
 50,000 Polaris Industries, Inc...........................    3,707,500
110,000 Sherwin-Williams Co...............................    3,235,100
225,000 TJX Cos., Inc.....................................    4,369,500
450,000 +United Rentals, Inc..............................    7,240,500
115,000 +Zale Corp........................................    5,107,150

                                                           ------------
                                                             49,084,050

                                                           ------------
        CONSUMER STAPLES -- 2.20%
135,000 +Dean Foods Co....................................    4,189,050

                                                           ------------
        ENERGY -- 7.09%
100,380 Devon Energy Corp.................................    4,837,312
125,000 +Noble Corp.......................................    4,248,750
125,000 Occidental Petroleum Corp.........................    4,403,750

                                                           ------------
                                                             13,489,812

                                                           ------------
        FINANCIAL -- 9.70%
160,000 Ace Ltd...........................................    5,292,800
 60,000 CIT Group, Inc....................................    1,725,600
110,000 +Investment Technology Group, Inc.................    2,109,800
 80,000 Lehman Brothers Holdings, Inc.....................    5,526,400
205,000 Sovereign Bancorp, Inc............................    3,802,750

                                                           ------------
                                                             18,457,350

                                                           ------------
        HEALTH CARE -- 9.24%
 80,000 AmerisourceBergen Corp............................    4,324,000
170,000 Health Management Associates, Inc., Class A.......    3,707,700
310,000 +Human Genome Sciences, Inc.......................    4,231,500
 80,000 +Shire Pharmaceuticals plc ADR....................    1,768,800
245,000 +Tenet Healthcare Corp............................    3,547,600

                                                           ------------
                                                             17,579,600

                                                           ------------
        INDUSTRIALS -- 11.09%
290,000 +Cendant Corp.....................................    5,420,100
160,000 Lincoln Electric Holdings, Inc....................    3,542,400

                                                              Value
Shares                                                       (Note 1)
-------                                                    ------------
COMMON STOCKS -- (continued)
        INDUSTRIALS -- (continued)
150,000 +Mueller Industries, Inc.......................... $  3,817,500
385,000 Onex Corp.........................................    4,177,250
120,000 York International Corp...........................    4,150,800

                                                           ------------
                                                             21,108,050

                                                           ------------
        INFORMATION TECHNOLOGY -- 9.59%
310,000 +Comverse Technology, Inc.........................    4,637,600
130,000 Harris Corp.......................................    4,652,700
 75,000 +National Semiconductor Corp......................    2,421,750
120,000 +Storage Technology Corp..........................    2,896,800
305,000 Symbol Technologies, Inc..........................    3,644,750

                                                           ------------
                                                             18,253,600

                                                           ------------
        RAW/INTERMEDIATE MATERIALS -- 7.38%
220,000 Aracruz Celulose S.A. ADR.........................    6,006,000
210,000 Georgia-Pacific Corp..............................    5,090,400
280,200 +Shaw Group, Inc..................................    2,944,902

                                                           ------------
                                                             14,041,302

                                                           ------------
        REAL ESTATE -- 2.02%
120,000 St. Joe Co........................................    3,849,600

                                                           ------------
        TECHNOLOGY -- 2.48%
270,000 +Vishay Intertechnology, Inc......................    4,730,400

                                                           ------------
        TELECOMMUNICATION -- 2.32%
250,000 +IDT Corp.........................................    4,420,000

                                                           ------------
        UTILITIES -- 6.47%
500,000 Centerpoint Energy, Inc...........................    4,585,000
425,000 EL Paso Corp......................................    3,102,500
110,000 Public Service Enterprise Group, Inc..............    4,620,000

                                                           ------------
                                                             12,307,500

                                                           ------------
        TOTAL COMMON STOCKS (Cost $160,762,540)...........  181,510,314

                                                           ------------
FOREIGN COMMON STOCKS -- 1.19%
        NETHERLANDS -- 1.19%
 65,000 +Hunter Douglas N.V. (Cost $2,400,911)............    2,270,320

                                                           ------------
CONVERTIBLE PREFERRED STOCKS --0.70%
        ENERGY -- 0.70%
100,000 Williams Cos., Inc., Preferred Exchange, 9.00%
         (Cost $523,940)..................................    1,331,000

                                                           ------------

                      See Notes to Financial Statements.

Excelsior Funds Trust
Portfolio of Investments September 30, 2003
Mid Cap Value Fund -- (continued)


Principal                                                        Value
 Amount                                                         (Note 1)
----------                                                    ------------
REPURCHASE AGREEMENT -- 2.94%
$5,592,000 #JP Morgan Chase Securities, Inc., Repurchase
            Agreement, 0.65%, dated 9/30/03, due 10/01/03,
            to be repurchased at $5,592,101 (Cost $5,592,000) $  5,592,000

                                                              ------------

TOTAL INVESTMENTS (Cost $169,279,391*)............ 100.20% $190,703,634
OTHER ASSETS AND LIABILITIES (NET)................  (0.20)     (369,766)
                                                   ------  ------------
NET ASSETS........................................ 100.00% $190,333,868
                                                   ======  ============

--------
* Aggregate cost for Federal tax and book purposes.
+ Non-income producing security
# The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.
ADR--American Depositary Receipt
plc--public limited company

                      See Notes to Financial Statements.

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2003
Energy and Natural Resources Fund

                                                              Value
Shares                                                       (Note 1)
-------                                                    ------------
COMMON STOCKS -- 94.43%
        ENERGY -- 62.56%
 50,000 Anadarko Petroleum Corp........................... $  2,088,000
 42,500 Apache Corp.......................................    2,946,950
 75,000 +BJ Services Co...................................    2,562,750
106,140 BP plc ADR........................................    4,468,494
 40,000 Burlington Resources, Inc.........................    1,928,000
 45,000 +Cooper Cameron Corp..............................    2,079,450
    998 Cross Timbers Royalty Trust.......................       20,958
 66,914 Devon Energy Corp.................................    3,224,586
 50,000 ENSCO International, Inc..........................    1,341,000
 50,000 EOG Resources, Inc................................    2,087,000
 80,000 GlobalSantaFe Corp................................    1,916,000
210,000 +Grant Prideco, Inc...............................    2,139,900
275,000 +Grey Wolf, Inc...................................      957,000
 50,000 Kerr-McGee Corp...................................    2,232,000
130,000 +McMoRan Exploration Co...........................    1,362,400
 30,000 Murphy Oil Corp...................................    1,762,500
 75,000 +Nabors Industries Ltd............................    2,794,500
 60,000 +Newfield Exploration Co..........................    2,314,200
 75,000 +Noble Corp.......................................    2,549,250
 85,000 +Patterson-UTI Energy, Inc........................    2,300,950
120,000 +Premcor, Inc.....................................    2,780,400
 49,000 Royal Dutch Petroleum Co. (NY Shares).............    2,165,800
 42,000 Schlumberger Ltd..................................    2,032,800
 65,000 +Smith International, Inc.........................    2,338,700
141,000 +Southwestern Energy Co...........................    2,552,100
130,000 Suncor Energy, Inc................................    2,411,500
 15,000 TotalFinaElf S.A. ADR.............................    1,137,000
 75,000 +Ultra Petroleum Corp.............................    1,046,250
 75,000 Unocal Corp.......................................    2,364,000
150,000 +Westport Resources Corp..........................    3,531,000
110,000 XTO Energy, Inc...................................    2,308,900

                                                           ------------
                                                             67,744,338

                                                           ------------
        INDUSTRIALS -- 5.62%
124,828 Cemex S.A. de C.V. ADR............................    3,114,458
 60,000 Florida Rock Industries, Inc......................    2,976,000

                                                           ------------
                                                              6,090,458

                                                           ------------
        RAW/INTERMEDIATE MATERIALS -- 19.82%
 50,000 Air Products & Chemicals, Inc.....................    2,255,000
100,000 Aracruz Celulose S.A. ADR.........................    2,730,000
165,000 Arch Coal, Inc....................................    3,664,650

                                                              Value
Shares                                                       (Note 1)
-------                                                    ------------
COMMON STOCKS -- (continued)
        RAW/INTERMEDIATE MATERIALS -- (continued)
120,000 Barrick Gold Corp................................. $  2,259,600
 75,000 Bowater, Inc......................................    3,154,500
 50,000 E.I. Dupont de Nemours & Co.......................    2,000,500
100,000 Freeport-McMoRan Copper & Gold, Inc., Class B.....    3,310,000
 23,800 Rio Tinto plc ADR.................................    2,088,450

                                                           ------------
                                                             21,462,700

                                                           ------------
        REAL ESTATE -- 3.26%
110,000 St. Joe Co........................................    3,528,800

                                                           ------------
        UTILITIES -- 3.17%
 25,000 Dominion Resources, Inc...........................    1,547,500
200,000 Williams Cos., Inc................................    1,884,000

                                                           ------------
                                                              3,431,500

                                                           ------------
        TOTAL COMMON STOCKS (Cost $92,972,175)............  102,257,796

                                                           ------------

 Principal
  Amount
-----------
REPURCHASE AGREEMENT -- 13.51%
$14,633,000 #JP Morgan Chase & Co., Repurchase Agreement,
             0.65%, dated 9/30/03, due 10/1/03, to be
             repurchased at $14,633,264 (Cost $14,633,000).... 14,633,000

                                                               ----------

TOTAL INVESTMENTS (Cost $107,605,175*)............ 107.94% $116,890,796
OTHER ASSETS AND LIABILITIES (NET)................  (7.94)   (8,596,299)
                                                   ------  ------------
NET ASSETS........................................ 100.00% $108,294,497
                                                   ======  ============

--------
* For Federal tax purposes, the tax basis of investments aggregates
  $107,608,261.
+ Non-income producing security
# The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.
ADR--American Depositary Receipt
plc--public limited company

                      See Notes to Financial Statements.

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2003
Real Estate Fund


                                                             Value
Shares                                                      (Note 1)
-------                                                    -----------
COMMON STOCKS -- 96.00%
        CONSUMER DISCRETIONARY -- 3.07%
 85,000 Starwood Hotels & Resorts Worldwide, Inc.......... $ 2,958,000

                                                           -----------
        REAL ESTATE -- 90.15%
 95,000 AMB Property Corp.................................   2,926,950
210,000 Amerivest Properties, Inc.........................   1,375,500
 70,000 Apartment Investment & Management Co., Class A....   2,755,200
 68,684 AvalonBay Communities, Inc........................   3,214,411
 60,000 Bedford Property Investors........................   1,557,000
 75,500 Boston Properties, Inc............................   3,281,985
 55,000 Brandywine Realty Trust...........................   1,412,950
 40,000 BRE Properties, Class A...........................   1,319,200
 75,000 Camden Property Trust.............................   2,882,250
 80,000 +Catellus Development Corp........................   1,956,000
105,000 Cousins Properties, Inc...........................   2,913,750
100,000 Duke Realty Corp..................................   2,920,000
189,620 Equity Office Properties Trust....................   5,220,239
 96,720 Equity Residential................................   2,831,962
 80,000 Federal Realty Investment Trust...................   2,948,800
 63,000 Forest City Enterprises, Inc., Class A............   2,756,250
 30,000 General Growth Properties, Inc....................   2,151,000
 90,000 Healthcare Realty Trust, Inc......................   2,878,200
 97,500 Heritage Property Investment Trust................   2,815,800
 40,000 Home Properties of New York, Inc..................   1,568,000
278,800 +Host Marriott Corp...............................   2,991,524
 67,500 Kimco Realty Corp.................................   2,765,475
 85,000 Liberty Property Trust............................   3,143,300
 35,000 Pan Pacific Retail Properties, Inc................   1,505,000
 30,000 Post Properties Inc...............................     816,900
 95,000 Prentiss Properties Trust.........................   2,945,000
 95,000 Prologis..........................................   2,873,750
 61,200 Public Storage, Inc...............................   2,400,876
 65,000 Regency Centers Corp..............................   2,395,250
 70,000 Rouse Co..........................................   2,919,000
 55,000 Simon Property Group, Inc.........................   2,396,900
 30,000 St. Joe Co........................................     962,400
  4,486 Trizec Canada, Inc................................      50,019
240,513 Trizec Properties, Inc............................   2,948,689
 60,000 Vornado Realty Trust..............................   2,882,400
 24,250 Weingarten Realty Investors.......................   1,091,250

                                                           -----------
                                                            86,773,180

                                                           -----------

                                                            Value
Shares                                                     (Note 1)
------                                                    -----------
COMMON STOCKS -- (continued)
       TRANSPORTATION -- 2.78%
95,000 Alexander & Baldwin, Inc.......................... $ 2,672,350

                                                          -----------
       TOTAL COMMON STOCKS (Cost $79,225,101)............  92,403,530

                                                          -----------

Principal
 Amount
----------
REPURCHASE AGREEMENT -- 3.46%
$3,332,000 #JP Morgan Chase & Co., Repurchase Agreement,
            1.67%, dated 9/30/03 due 10/1/03 to be
            repurchased at $3,332,060 (Cost $3,332,000)...... 3,332,000

                                                              ---------

TOTAL INVESTMENTS (Cost $82,557,101*).............  99.46% $95,735,530
OTHER ASSETS AND LIABILITIES (NET)................   0.54      522,632
                                                   ------  -----------
NET ASSETS........................................ 100.00% $96,258,162
                                                   ======  ===========

--------
* For Federal tax purposes, the tax basis of investments aggregates $82,595,911. + Non-income producing security
# The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.


                      See Notes to Financial Statements.

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2003
Biotechnology Fund


                                                             Value
Shares                                                      (Note 1)
-------                                                    -----------
COMMON STOCKS -- 94.95%
        HEALTH CARE -- 94.95%
120,900 +Alkermes, Inc.................................... $ 1,663,584
111,400 +Allos Therapeutics, Inc..........................     334,200
 43,500 +Amgen, Inc.......................................   2,803,575
 46,200 Applied Biosystems Group -- Applera Corp..........   1,030,722
 99,000 +Celera Genomics Group -- Applera Corp............   1,157,310
 25,500 +Cephalon, Inc....................................   1,167,135
 40,800 +Charles River Laboratories International, Inc....   1,252,152
 15,000 +Chiron Corp......................................     772,950
 40,000 +Esperion Therapeutics, Inc.......................     777,600
 16,000 +Genentech, Inc...................................   1,282,240
 60,000 +Genzyme Corp. --  General Division...............   2,769,600
 38,000 +Gilead Sciences, Inc.............................   2,125,340
137,900 +Human Genome Sciences, Inc.......................   1,882,335
 70,000 +Icos Corp........................................   2,682,400
 31,000 +InterMune, Inc...................................     591,480
288,000 +Lexicon Genetics, Inc............................   1,483,200
 38,000 +Medimmune, Inc...................................   1,254,380
105,000 +Nastech Pharmaceutical Co., Inc..................   1,050,000
 50,000 +Neurocrine Biosciences, Inc......................   2,469,500
 70,400 +NPS Pharmaceuticals, Inc.........................   1,952,192
 75,000 +OSI Pharmaceuticals, Inc.........................   2,433,000
104,300 Serono S.A. ADR...................................   1,708,434
 67,500 +Vertex Pharmaceuticals, Inc......................     830,250

                                                           -----------
                                                            35,473,579

                                                           -----------
        TOTAL COMMON STOCKS (Cost $40,968,602)............  35,473,579

                                                           -----------

                                                            Value
Shares                                                     (Note 1)
------                                                    -----------
EXCHANGE-TRADED FUND -- 4.70%
24,500 **+iShares Nasdaq Biotechnology Index Fund (Cost
          $1,792,308).................................... $ 1,757,875

                                                          -----------

TOTAL INVESTMENTS (Cost $42,760,910*)               99.65% $37,231,454
OTHER ASSETS AND LIABILITIES (NET)................   0.35      129,808
                                                   ------  -----------
NET ASSETS........................................ 100.00% $37,361,262
                                                   ======  ===========

--------
* Aggregate cost for Federal tax and book purposes.
**Registered Investment Company
+ Non-income producing security
ADR--American Depositary Receipt


                      See Notes to Financial Statements.

                                EXCELSIOR FUNDS

                         NOTES TO FINANCIAL STATEMENTS

1.  Significant Accounting Policies

   Excelsior Funds, Inc. ("Excelsior Fund") was incorporated under the laws of the State of Maryland on August 2, 1984. Excelsior Funds Trust (the "Trust") is a statutory trust organized under the laws of the State of Delaware on April 27, 1994. Excelsior Fund and the Trust are registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as open-ended diversified management investment companies with the exception of Energy and Natural Resources Fund, Real Estate Fund and Biotechnology Fund, each of which is non-diversified.

   Excelsior Fund and the Trust currently offer shares in seventeen and eight managed investment portfolios, respectively, each having its own investment objectives and policies. The following is a summary of significant accounting policies for Blended Equity Fund, Large Cap Growth Fund, Small Cap Fund, Value and Restructuring Fund, Energy and Natural Resources Fund, Real Estate Fund and Biotechnology Fund, Portfolios of Excelsior Fund and Optimum Growth Fund and Mid Cap Value Fund, Portfolios of the Trust (the "Portfolios"). Such policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by Excelsior Fund and the Trust (collectively the "Portfolios") in the preparation of their financial statements. Accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

   The Optimum Growth Fund, Value and Restructuring Fund and Mid Cap Value Fund offer two classes of shares: Shares and Institutional Shares. The Financial Highlights of the Institutional Shares as well as the financial statements for the remaining portfolios of Excelsior Fund, the Trust and Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund") are presented separately.

   (a) Portfolio valuation:

      Investments in securities that are traded on a recognized domestic stock exchange are valued at the last sale price on the exchange on which such securities are primarily traded or at the last sale price on a national securities market. Securities traded over-the-counter are valued each business day on the basis of closing over-the-counter bid prices. Securities for which there were no transactions are valued at the average of the most recent bid and asked prices (as calculated by an independent pricing service (the "Service") based upon its evaluation of the market for such securities) when, in the judgment of the Service, quoted bid and asked prices for securities are readily available and are representative of the market. Bid price is used when no asked price is available. Investments in securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value is so established is likely to have changed such value, then a fair value of those securities will be determined by consideration of other factors under the direction of the Board of Directors with regard to Excelsior Fund or the Board of Trustees with regard to the Trust. A security which is traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market on which the security is traded.

      All other foreign securities are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with policies established by the Board of Directors with regard to Excelsior Fund or the Board of Trustees with regard to the Trust. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing upon the respective dates of such transactions. The Portfolios do not isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities. The Portfolios report gains and losses on foreign currency related transactions as realized and unrealized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income or loss for Federal income tax purposes.

      Securities for which market quotations are not readily available are valued at fair value pursuant to guidelines adopted by the Board of Directors with regard to Excelsior Fund or the Board of Trustees with regard to the Trust. Short-term debt instruments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

      Forward foreign currency exchange contracts: The Portfolios' participation in forward foreign currency exchange contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging involves the purchase or sale of foreign currency with respect to specific receivables or payables of a Portfolio generally arising in connection with the purchase or sale of its portfolio securities. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risk may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. Realized gains or losses arising from such transactions are included in net realized gains or losses from foreign currency transactions.

      The Portfolios had the following forward foreign currency exchange contracts outstanding as of September 30, 2003:

                                                     In       Unrealized
                                  Contracts to    Exchange   Appreciation
Maturity Dates                   Deliver/Receive    For     (Depreciation)
--------------                   --------------- ---------- --------------
Value and Restructuring Fund
Foreign Currency Purchases:
10/03/2003                   EU     1,628,019    $1,901,722         --
                                                 ==========     ======
Mid Cap Value Fund
Foreign Currency Purchases:
10/03/2003                   EU       402,253    $  466,271     $3,610
                                                 ==========     ======
--------
Currency Legend:
EU Euro

      Covered Call Options Written: Each portfolio may engage in writing covered call options. By writing a covered call option, a Portfolio forgoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price, except insofar as the premium represents such a profit, and it will not be able to sell the underlying security until the option expires, is exercised or the Portfolio effects a closing purchase transaction by purchasing an option of the same series.

      When a Portfolio writes an option, an amount equal to the net premium (the premium less the commission) received by that Portfolio is included in the liability section of that Portfolio's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date, or if the Portfolio involved enters into a closing purchase transaction, the Portfolio will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold), and the deferred credit related to such option will be eliminated. If an option is exercised, the Portfolio involved may deliver the underlying security from its portfolio or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received, and the Portfolio involved will realize a gain or loss. Premiums from expired call options written by the Portfolio and net gains from closing purchase transactions are treated as short-term capital gains for Federal income tax purposes, and losses on closing purchase transactions are short-term capital losses.

      There is no assurance that a liquid secondary market on an exchange will exist for any particular option. A covered option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security until the option expires or is delivered upon exercise, with the result that the writer in such circumstances will be subject to the risk of market decline in the underlying security during such period. A Portfolio will write an option on a particular security only if the Adviser believes that a liquid secondary market will exist on an exchange for options of the same series, which will permit the Portfolio to make a closing purchase transaction in order to close out its position.

      During the six months ended September 30, 2003 the Value and Restructuring Fund had the following written option transactions:

                                                    Number of
                                                    Contracts   Premiums
Written Option Transactions                         --------- -----------
Outstanding, beginning of period...................  (12,950) $(2,376,579)
Options written....................................  (25,560)  (3,632,400)
Options expired....................................   16,860    2,712,660
Options exercised..................................       10        1,170
Options terminated in closing purchase transactions   21,640    3,295,149
                                                     -------  -----------
Outstanding, end of period.........................       --           --
                                                     =======  ===========

   (b) Security transactions and investment income:

      Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization of premiums and, when appropriate, discounts on investments, is earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Portfolios are informed of the dividend.

   (c) Concentration of risks:

      The Energy and Natural Resources Fund, Real Estate Fund and Biotechnology Fund may each concentrate their investments in issuers conducting business in the same industry. To the extent that they do so, each Portfolio may be subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry.

   (d) Repurchase agreements:

      The Portfolios may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller's agreement to repurchase and the Portfolios' agreement to resell such securities at mutually agreed upon prices. Securities purchased subject to such repurchase agreements are deposited with the Portfolios' custodian or sub-custodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value not less than the repurchase price (including accrued interest).

      If the value of the underlying securities fall below the value of the repurchase price, the Portfolios will require the seller to deposit additional collateral by the next business day. Default or bankruptcy of the seller may, however, expose the applicable Portfolio to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

   (e) Dividends and distributions to shareholders:

      Dividends equal to all or substantially all of each Portfolio's net investment income are declared and paid quarterly. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders at least annually, but the Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. Dividends and distributions are recorded on the ex-dividend date.

   (f) Expense allocation:

      Expenses incurred by Excelsior Fund and the Trust with respect to any two or more of their respective Portfolios are allocated in proportion to the average net assets of each of their respective Portfolios, except where allocations of direct expenses to each Portfolio can otherwise be fairly made. Expenses directly attributable to a Portfolio are charged to that Portfolio and expenses directly attributable to a particular class of shares in a Portfolio are charged to such class.

2. Investment Advisory Fee, Administration Fee, Distribution Expenses, Shareholder Servicing Fees and Related Party Transactions

   United States Trust Company of New York ("U.S. Trust NY") and U.S. Trust Company, N.A. (collectively with U.S. Trust NY, "U.S. Trust"), acting through their respective registered investment advisory divisions, U.S. Trust New York Asset Management Division and U.S. Trust Company, N.A. Asset Management Division, serve as the investment adviser to the Portfolios. For the services provided pursuant to the Investment Advisory Agreements, U.S. Trust is entitled to receive a fee, computed daily and paid monthly, at the annual rates of 0.75% of average daily net assets of the first $1 billion of assets, 0.70% of the next $500 million of average daily net assets, and 0.65% of average daily net assets over $1.5 billion of the Blended Equity Fund; 0.75% of the average daily net assets of the Large Cap Growth Fund; 0.60% of the average daily net assets of the Small Cap Fund, Value and Restructuring Fund and Energy and Natural Resources Fund; 1.00% of the average daily net assets of the Real Estate Fund and Biotechnology Fund; and 0.65% of the average daily net assets of the Optimum Growth Fund and Mid Cap Value Fund. U.S. Trust NY is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company, N.A. is a national bank organized under the laws of the United States. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company. U.S. Trust Corporation is a wholly-owned subsidiary of The Charles Schwab Corporation ("Schwab").

   U.S. Trust Company, N.A., SEI Investments Global Funds Services and Federated Services Company ("FSC") (collectively, the "Administrators") provide administrative services to Excelsior Fund and the Trust. For the services provided to the Portfolios, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of Excelsior Fund, Excelsior Tax-Exempt Fund and the Trust (excluding the international equity portfolios of Excelsior Fund and the Trust), all of which are affiliated investment companies, as follows: 0.200% of the first $200 million, 0.175% of the next $200 million, and 0.150% over $400 million. Administration fees payable by each Portfolio of the three investment companies are determined in proportion to the relative average daily net assets of the respective Portfolios for the period paid. Until further notice to the Portfolios, U.S. Trust Company, N.A. has voluntarily agreed to waive its portion of the administration fee in an amount equal to an annual rate of 0.04% of the average daily net assets of each Portfolio. For the six months ended September 30, 2003, administration fees charged by U.S. Trust Company, N.A., net of waivers, were as follows:

Blended Equity Fund.............. $208,245
Large Cap Growth Fund............   33,920
Optimum Growth Fund..............   12,927
Small Cap Fund...................   88,623
Value and Restructuring Fund.....  650,473
Mid Cap Value Fund...............   14,658
Energy and Natural Resources Fund   40,271
Real Estate Fund.................   34,762
Biotechnology Fund...............   12,667

   From time to time, as they may deem appropriate in their sole discretion, U.S. Trust and the Administrators may undertake to waive a portion or all of the fees payable to them and also may reimburse the Portfolios for a portion of other expenses. For the six months ended September 30, 2003, and until further notice, U.S. Trust has contractually agreed to waive investment advisory fees and to reimburse other ordinary operating expenses to the extent necessary to keep total operating expenses from exceeding the following annual percentages of each Portfolio's average daily net assets: 1.05% for Blended Equity Fund, Large Cap Growth Fund, Small Cap Fund and Shares of Optimum Growth Fund; 0.99% of Shares of Value and Restructuring Fund and Shares of Mid Cap Value Fund; 1.20% for Real Estate Fund; 1.25% for Energy and Natural Resources Fund and Biotechnology Fund; 0.80% for Institutional Shares of Optimum Growth Fund; 0.74% for each of Institutional Shares of Value and Restructuring Fund and Institutional Shares of Mid Cap Value Fund.

   For the six months ended September 30, 2003, pursuant to the above, U.S. Trust waived investment advisory fees as follows:

Large Cap Growth Fund............ $ 16,073
Optimum Growth Fund..............   35,662
Value and Restructuring Fund.....  278,761
Mid Cap Value Fund...............  122,827
Energy and Natural Resources Fund   29,565
Real Estate Fund.................   10,837

   Excelsior Fund and the Trust have entered into shareholder servicing agreements with various service organizations (which may include U.S. Trust and its affiliates) requiring them to provide administrative support services to their customers owning shares of the Portfolios. As a consideration for the administrative services provided by each service organization to its customers, each Portfolio will pay the service organization a shareholder servicing fee at the annual rate of up to 0.25% (0.40% prior to July 29, 2003) of the average daily net asset value of its shares held by the service organizations' customers. Such services may include assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements.

   During the six months ended September 30, 2003, a portion of the shareholder servicing fees charged to the Portfolios were paid to affiliates of U.S. Trust. U.S. Trust has voluntarily agreed to waive investment advisory and administration fees payable in an amount equal to a portion of the shareholder servicing fees paid to subsidiaries of U.S. Trust Corporation. For the six months ended September 30, 2003, shareholder servicing fees paid to affiliates of U.S. Trust and waivers by U.S. Trust of investment advisory and administration fees for shareholder servicing fees paid by the Portfolios are as follows:

                                                  Amount
                                                Waived as      Amount
                                                Investment   Waived as
                                   Amount Paid   Advisory  Administration
                                  to Affiliates    Fees         Fees
                                  ------------- ---------- --------------
Blended Equity...................  $  318,463    $202,125           --
Large Cap Growth Fund............      34,307      27,795           --
Optimum Growth Fund..............      19,485          --     $  1,341
Small Cap Fund...................     182,689     163,379           --
Value and Restructuring Fund.....   1,873,164     635,925      141,741
Mid Cap Value Fund...............     216,111          --       64,786
Energy and Natural Resources Fund      39,452       9,026           --
Real Estate Fund.................      36,369      30,887           --
Biotechnology Fund...............      25,588      23,419           --

   With regard to multi-class Portfolios, U.S. Trust receives shareholder servicing fees at the annual rate of up to 0.25% of the average daily net asset value of each multi-class Portfolio's Shares class for which it provides shareholder servicing.

   Edgewood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors, Inc., serves as the distributor of Excelsior Fund and the Trust. Shares of each Portfolio are sold without a sales charge on a continuous basis by the Distributor.

   The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, under which the Shares of Optimum Growth Fund, Value and Restructuring Fund and Mid Cap Value Fund may compensate the Distributor monthly for its services which are intended to result in the sale of Portfolio Shares, in an amount not to exceed the annual rate of 0.25% of the average daily net asset value of each Portfolio's outstanding shares. The Trust has voluntarily agreed to stop charging fees under the Distribution Plan and no fees have been charged for the six months ended September 30, 2003.

   Boston Financial Data Services, Inc. ("BFDS") serves as transfer agent to the Portfolios.

   Each Independent Director of Excelsior Fund receives an annual fee of $15,000, plus a meeting fee of $2,500 for each meeting attended, and is reimbursed for expenses incurred for attending meetings. The Chairman receives an additional annual fee of $7,500. Each member of the Nominating Committee receives an annual fee of $2,000 for services in connection with this committee, plus a meeting fee of $1,000 for each meeting attended. Independent Trustees of the Trust receive an annual fee of $6,000, plus a meeting fee of $1,000 for each meeting attended. The Chairman receives an additional fee of $5,000. Each member of the Nominating Committee receives an annual fee of $1,000 for services in connection with this committee, plus a meeting fee of $1,000 for each meeting attended. In addition, Directors and Trustees are reimbursed by Excelsior Fund and the Trust, respectively, for reasonable expenses incurred when acting in their capacity as Directors and Trustees.

3.  Purchases and Sales of Securities:

   For the six months ended September 30, 2003, purchases and sales of securities, excluding short-term investments, for the Portfolios aggregated:

                                   Purchases      Sales
                                  ------------ -----------
Blended Equity Fund.............. $ 78,710,827 $75,311,372
Large Cap Growth Fund............   50,799,013  44,306,793
Optimum Growth Fund..............   18,624,024  18,181,281
Small Cap Fund...................  130,415,912  98,196,738
Value and Restructuring Fund.....  225,334,241  57,474,535
Mid Cap Value Fund...............   37,639,568  10,050,551
Energy and Natural Resources Fund   44,037,839  46,292,616
Real Estate Fund.................   22,148,291  18,155,263
Biotechnology Fund...............   19,445,738  10,248,436

4.  Federal Taxes:

   It is the policy of Excelsior Fund and the Trust that each Portfolio continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

   In order to avoid a Federal excise tax, each Portfolio is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective periods ending October 31 and December 31 in each calendar year.

   Dividends and distributions are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for net operating losses, foreign currency partnership income, deferral of losses on wash sales, dividends received from real estate investment trusts (REITs) and net capital losses and net currency losses incurred after October 31 and within the taxable year ("Post-October losses"). Accordingly, the following reclassifications as of September 30, 2003 were made to/from the following accounts:

                              Undistributed  Accumulated
                              Net Investment Net Realized Paid-In-
                                  Income     Gain (Loss)  Capital
                              -------------- ------------ --------
            Real Estate Fund*    $107,786      $(59,472)  $(48,314)

--------
*  The Real Estate Fund has a tax year end of June 30.

   The estimated tax character of dividends and distributions for the six months ended September 30, 2003 and the tax character of dividends and distributions paid during the year ended March 31, 2003, were as follows:

                                                       Long-Term
                                            Ordinary    Capital
                                             Income      Gain        Total
                                           ---------- ----------- -----------
  Blended Equity Fund
     Six months ended September 30, 2003*. $1,236,153          -- $ 1,236,153
     Year ended March 31, 2003............  2,894,593 $28,176,768  31,071,361
  Optimum Growth Fund
     Six months ended September 30, 2003*.     13,369          --      13,369
     Year ended March 31, 2003............     15,815          --      15,815
  Value and Restructuring Fund
     Six months ended September 30, 2003*.  8,327,946          --   8,327,946
     Year ended March 31, 2003............  9,551,583          --   9,551,583
  Mid Cap Value Fund
     Six months ended September 30, 2003*.    390,975          --     390,975
     Year ended March 31, 2003............    292,305          --     292,305
  Energy and Natural Resources Fund
     Six months ended September 30, 2003*.    355,796          --     355,796
     Year ended March 31, 2003............    441,096          --     441,096
  Real Estate Fund**
     Six months ended September 30, 2003*.  1,512,109     334,157   1,846,266
     Year ended March 31, 2003............  3,262,432          --   3,262,432

--------
* Tax character of distributions cannot be determined until the Fund has completed its taxable year ending March 31, 2004 (June 30, 2004 for Real Estate Fund), therefore distributions have currently been reflected as paid from ordinary and long-term capital gains for the Real Estate Fund.
** The Real Estate Fund has a tax year end of June 30. Included in the Real
   Estate Fund distributions from ordinary income paid in 2003 and in the six month period ended September 30, 2003, is $148,455 and $48,314, respectively in excess of investment company taxable income, which in accordance with applicable law, is taxable to shareholders as ordinary income distributions.

   As of March 31, 2003 (except for Real Estate Fund which is as of June 30,
2003), the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                                         Capital       Unrealized
                              Ordinary  Post-October       Loss       Appreciation
                               Income      Losses      Carryforward  (Depreciation)     Total
                             ---------- ------------  -------------  -------------- -------------
Blended Equity Fund......... $  831,910 $ (7,512,074) $  (4,959,307) $  79,856,181  $  68,216,710
Large Cap Growth Fund.......         --  (20,439,150)  (116,402,462)    (9,373,300)  (146,214,912)
Optimum Growth Fund.........     16,096   (1,465,396)   (12,499,221)       984,998    (12,963,523)
Small Cap Fund..............         --   (8,658,098)   (29,871,687)   (21,024,676)   (59,554,461)
Value and Restructuring
  Fund......................  4,351,627  (51,909,077)  (164,826,817)  (110,762,234)  (323,146,501)
Mid Cap Value Fund..........     98,920     (157,407)    (6,217,068)   (10,956,713)   (17,232,268)
Energy and Natural Resources
  Fund......................     38,507   (6,023,904)    (7,624,334)     1,027,695    (12,582,036)
Real Estate Fund*...........         --           --             --      6,407,180      6,407,180
Biotechnology Fund..........         --   (8,143,825)    (5,981,036)   (14,270,743)   (28,395,604)

--------
* The components of distributable earnings for the Real Estate Fund are as of the portfolio's tax year end of June 30, 2003.

   Post-October losses are deemed to arise on the first business day of a Fund's next taxable year.

   For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. To the extent that such carryforwards are utilized, capital gain distributions will be reduced. At March 31, 2003, the following Portfolios had capital loss carryforwards for Federal tax purposes available to offset future net capital gains through the indicated expiration dates:

                        Expiration Date Expiration Date Expiration Date Expiration Date Expiration Date
                           March 31,       March 31,       March 31,       March 31,       March 31,
                             2007            2008            2009            2010            2011
                        --------------- --------------- --------------- --------------- ---------------
Blended Equity Fund....          --                --            --                --    $  4,959,307
Large Cap Growth
  Fund.................          --       $ 8,373,927            --       $24,653,640      83,374,895
Optimum Growth
  Fund.................          --                --            --         2,455,051      10,044,170
Small Cap Fund.........          --                --      $596,597        10,078,063      19,197,027
Value and Restructuring
  Fund.................    $304,980        16,725,188            --        16,920,230     130,876,419
Mid Cap Value Fund.....          --                --            --            63,601       6,153,467
Energy and Natural
  Resources Fund.......          --                --            --         3,994,010       3,630,324
Biotechnology Fund.....          --                --            --         1,579,961       4,401,075

   During the year ended June 30, 2003, the Real Estate Fund utilized capital loss carryforwards totaling $3,838,191 to offset realized capital gains.

   At September 30, 2003, aggregate gross unrealized appreciation for all securities for which there was an excess of value over estimated tax cost and aggregate gross unrealized depreciation for all securities for which there was an excess of estimated tax cost over value is as follows:

                                               Tax Basis     Tax Basis    Net Unrealized
                                               Unrealized    Unrealized    Appreciation
                             Federal Tax Cost Appreciation (Depreciation) (Depreciation)
                             ---------------- ------------ -------------- --------------
Blended Equity Fund.........  $  399,556,111  $165,908,844 $ (15,697,871)  $150,210,973
Large Cap Growth Fund.......      85,183,852    11,649,038    (1,864,090)     9,784,948
Optimum Growth Fund.........      31,793,864     4,487,357      (690,849)     3,796,508
Small Cap Fund..............     225,085,766    51,720,616   (11,026,926)    40,693,690
Value and Restructuring Fund   1,870,296,503   491,872,642  (197,198,688)   294,673,954
Mid Cap Value Fund..........     169,279,391    33,724,512   (12,300,269)    21,424,243
Energy and Natural Resources
  Fund......................     107,608,261    12,750,235    (3,467,700)     9,282,535
Real Estate Fund............      82,595,911    14,173,270    (1,033,651)    13,139,619
Biotechnology Fund..........      42,760,910     4,072,764    (9,602,220)    (5,529,456)

5.  Capital Transactions:

   Excelsior Fund currently has authorized capital of 35 billion shares of Common Stock, 30.875 billion of which is currently classified to represent interests in certain classes of shares. Authorized capital currently offered for each Portfolio is as follows: 2.25 billion shares of the Blended Equity Fund; 1.5 billion shares of the Value and Restructuring Fund; 1 billion shares each of the Large Cap Growth Fund, Small Cap Fund and Energy and Natural Resources Fund; and 500 million shares each of Real Estate Fund and Biotechnology Fund. Each share has a par value of $0.001 and represents an equal proportionate interest in the particular Portfolio with other shares of the same Portfolio, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Portfolio as are declared at the discretion of Excelsior Fund's Board of Directors. The Trust currently has authorized an unlimited number of shares of beneficial interest of each class of each Portfolio. Each share has a par value of $0.00001 and represents an equal proportionate interest in the particular Portfolio with other shares of the same Portfolio, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Portfolio as are declared at the discretion of the Trust's Board of Trustees.

                                                    Blended Equity Fund
                                    ---------------------------------------------------
                                        Six Months Ended              Year Ended
                                            09/30/03                   03/31/03
                                    ------------------------  -------------------------
                                      Shares       Amounts      Shares       Amounts
                                    ----------  ------------  ----------  -------------
Sold...............................  1,432,416  $ 41,428,477   3,623,543  $ 103,411,913
Issued as reinvestment of dividends     11,584       315,078     286,483      7,825,795
Redeemed........................... (1,362,596)  (39,601,683) (5,061,485)  (143,684,100)
                                    ----------  ------------  ----------  -------------
Net Increase (Decrease)............     81,404  $  2,141,872  (1,151,459) $ (32,446,392)
                                    ==========  ============  ==========  =============


                                                      Large Cap Growth Fund
                                    --------------------------------------------------------
                                         Six Months Ended                Year Ended
                                             09/30/03                     03/31/03
                                    --------------------------  ----------------------------
                                       Shares       Amounts        Shares        Amounts
                                    -----------  -------------  -----------  ---------------
Sold...............................   3,278,525  $  21,708,204    8,147,920  $    51,591,126
Redeemed...........................  (2,258,768)   (14,794,070) (16,826,837)    (108,381,623)
                                    -----------  -------------  -----------  ---------------
Net Increase (Decrease)............   1,019,757  $   6,914,134   (8,678,917) $   (56,790,497)
                                    ===========  =============  ===========  ===============

                                                       Optimum Growth Fund
                                    --------------------------------------------------------
                                         Six Months Ended                Year Ended
                                             09/30/03                     03/31/03
                                    --------------------------  ----------------------------
                                       Shares       Amounts        Shares        Amounts
                                    -----------  -------------  -----------  ---------------
Sold
   Shares..........................      32,590  $     294,744      147,775  $     1,408,533
   Institutional Shares............     168,022      1,581,878      685,342        6,116,418
Issued as reinvestment of dividends
   Shares..........................          --             --           38              319
   Institutional Shares............         487          4,123          514            4,419
Redeemed
   Shares..........................    (149,609)    (1,377,229)    (295,756)      (2,710,691)
   Institutional Shares............    (230,813)    (2,226,990)    (716,125)      (6,721,811)
                                    -----------  -------------  -----------  ---------------
Net (Decrease).....................    (179,323) $  (1,723,474)    (178,212) $    (1,902,813)
                                    ===========  =============  ===========  ===============

                                                         Small Cap Fund
                                    --------------------------------------------------------
                                         Six Months Ended                Year Ended
                                             09/30/03                     03/31/03
                                    --------------------------  ----------------------------
                                       Shares       Amounts        Shares        Amounts
                                    -----------  -------------  -----------  ---------------
Sold...............................  16,204,857  $ 172,822,132   36,525,725  $   365,338,222
Redeemed........................... (12,073,693)  (129,160,413) (32,156,746)    (313,176,995)
                                    -----------  -------------  -----------  ---------------
Net Increase.......................   4,131,164  $  43,661,719    4,368,979  $    52,161,227
                                    ===========  =============  ===========  ===============

                                                  Value and Restructuring Fund
                                    --------------------------------------------------------
                                         Six Months Ended                Year Ended
                                             09/30/03                     03/31/03
                                    --------------------------  ----------------------------
                                       Shares       Amounts        Shares        Amounts
                                    -----------  -------------  -----------  ---------------
Sold
   Shares..........................  15,083,669  $ 432,232,087   43,090,653  $ 1,112,552,413
   Institutional Shares............     788,661     19,303,944           --               --
Issued as reinvestment of dividends
   Shares..........................     231,584      5,989,534      255,445        6,822,577
   Institutional Shares............         657         16,979           --               --
Redeemed
   Shares..........................  (9,657,841)  (269,983,407) (51,468,558)  (1,308,972,710)
   Institutional Shares............          (5)          (114)          --               --
                                    -----------  -------------  -----------  ---------------
Net Increase (Decrease)............   6,446,725  $ 187,559,023   (8,122,460) $  (189,597,720)
                                    ===========  =============  ===========  ===============


                                                     Mid Cap Value Fund
                                    ----------------------------------------------------
                                        Six Months Ended              Year Ended
                                            09/30/03                   03/31/03
                                    ------------------------  --------------------------
                                      Shares       Amounts       Shares       Amounts
                                    ----------  ------------  -----------  -------------
Sold
   Shares..........................  4,727,087  $ 57,366,584    8,338,597  $  93,108,601
   Institutional Shares............  1,035,484    12,523,847    1,582,768     18,487,535
Issued as reinvestment of dividends
   Shares..........................      5,330        64,036        2,814         31,187
   Institutional Shares............        123         1,452          118          1,347
Redeemed
   Shares.......................... (2,549,876)  (30,449,166)  (4,215,715)   (44,061,055)
   Institutional Shares............ (1,007,672)  (11,653,918)  (1,251,124)   (13,116,401)
                                    ----------  ------------  -----------  -------------
Net Increase.......................  2,210,476  $ 27,852,835    4,457,458  $  54,451,214
                                    ==========  ============  ===========  =============

                                              Energy and Natural Resources Fund
                                    ----------------------------------------------------
                                        Six Months Ended              Year Ended
                                            09/30/03                   03/31/03
                                    ------------------------  --------------------------
                                      Shares       Amounts       Shares       Amounts
                                    ----------  ------------  -----------  -------------
Sold...............................  2,004,106  $ 25,859,802    4,434,569  $  54,887,974
Issued as reinvestment of dividends     15,674       206,503       19,385        255,842
Redeemed........................... (1,822,391)  (23,449,576)  (5,533,225)   (68,380,466)
                                    ----------  ------------  -----------  -------------
Net Increase (Decrease)............    197,389  $  2,616,729   (1,079,271) $ (13,236,650)
                                    ==========  ============  ===========  =============

                                                      Real Estate Fund
                                    ----------------------------------------------------
                                        Six Months Ended              Year Ended
                                            09/30/03                   03/31/03
                                    ------------------------  --------------------------
                                      Shares       Amounts       Shares       Amounts
                                    ----------  ------------  -----------  -------------
Sold...............................  5,070,208  $ 36,636,071   14,856,468  $  99,491,719
Issued as reinvestment of dividends     27,963       193,302       43,616        298,410
Redeemed........................... (4,763,299)  (34,564,234) (15,752,939)  (104,481,612)
                                    ----------  ------------  -----------  -------------
Net Increase (Decrease)............    334,872  $  2,265,139     (852,855) $  (4,691,483)
                                    ==========  ============  ===========  =============

                                                     Biotechnology Fund
                                    ----------------------------------------------------
                                        Six Months Ended              Year Ended
                                            09/30/03                   03/31/03
                                    ------------------------  --------------------------
                                      Shares       Amounts       Shares       Amounts
                                    ----------  ------------  -----------  -------------
Sold...............................  3,113,413  $ 10,333,046    4,484,126  $  13,705,635
Redeemed...........................   (749,480)   (2,493,802)  (5,410,374)   (15,827,692)
                                    ----------  ------------  -----------  -------------
Net Increase (Decrease)............  2,363,933  $  7,839,244     (926,248) $  (2,122,057)
                                    ==========  ============  ===========  =============

6.  Line of Credit:

   The Portfolios and other affiliated funds participate in a $50 million unsecured line of credit provided by The JPMorgan Chase Bank under a line of credit agreement. Borrowings may be made to temporarily finance the repurchase of Portfolio shares. Interest is charged to each Portfolio, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.50% per year. In addition, a commitment fee, equal to an annual rate of 0.15% of the average daily unused portion of the line of credit, is allocated among the participating Portfolios at the end of each quarter. For the six months ended September 30, 2003, the Portfolios had no borrowings under the agreement.

7. Subsequent Events:

   U.S. Trust and Excelsior Fund, the Trust and Excelsior Tax-Exempt Fund (Excelsior Fund, the Trust and Excelsior Tax-Exempt Fund, collectively, the "Companies") have been contacted by the Office of the New York State Attorney General (the "NYAG") and U.S. Trust has been contacted by the U.S. Securities and Exchange Commission (the "SEC") in connection with their investigation of practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. U.S. Trust and the Companies have been providing full cooperation with respect to these investigations.

   U.S. Trust continues to review the facts and circumstances relevant to the SEC's and the NYAG's investigations. At the present time, management of U.S. Trust is unable to estimate the impact, if any, that the outcome of these investigations may have on the Companies.

   On November 20, 2003, a class action complaint was filed in the United States District Court for the Northern District of California against Schwab, Charles Schwab & Co., Inc. (collectively, "Charles Schwab"), U.S. Trust, the Companies and Doe Defendants. The action, which is brought on behalf of all purchasers, redeemers and holders of the Companies, who purchased, held or otherwise acquired shares of the Companies from November 23, 1998, through November 14, 2003, inclusive (the "Class Period"), alleges violations of the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940 and for common law breach of fiduciary duties. The complaint alleges that during the Class Period, Charles Schwab, U.S. Trust and the Companies allowed the Doe Defendants and others to engage in illegal and improper trading practices, in concert with certain institutional traders, which caused financial injury to the shareholders of the Companies. U.S. Trust and the Companies are evaluating the claims in the complaint and intend to vigorously defend them. At the present time, management of U.S. Trust is unable to estimate the impact, if any, that the outcome of this action may have on the Companies. U.S. Trust believes that additional lawsuits, similar to this lawsuit, may be filed in the future against Charles Schwab, U.S. Trust, the Companies and related parties.

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders and Boards of Directors/Trustees of Excelsior Funds, Inc. and Excelsior Funds Trust

   We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Blended Equity, Large Cap Growth, Optimum Growth, Small Cap, Value and Restructuring, Mid-Cap Value, Energy and Natural Resources, Real Estate, and Biotechnology Funds (seven of the portfolios constituting the Excelsior Funds, Inc., and two of the portfolios constituting the Excelsior Funds Trust) (collectively, the "Funds") as of September 30, 2003, and the related statements of operations for the period from April 1, 2003 to September 30, 2003, the statements of changes in net assets for the period from April 1, 2003 to September 30, 2003 and for the year ended March 31, 2003, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Blended Equity, Large Cap Growth, Optimum Growth, Small Cap, Value and Restructuring, Mid-Cap Value, Energy and Natural Resources, Real Estate, and Biotechnology Funds at September 30, 2003, the results of their operations for the period from April 1, 2003 to September 30, 2003, the changes in their net assets for the period from April 1, 2003 to September 30, 2003 and for the year ended March 31, 2003, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

             Boston, Massachusetts      /s/ Ernst & Young LLP
             November 11, 2003


                                      37
                                                                     SA-DE-0903

[LOGO] EXCELSIOR FUNDS
Advised by U.S. TRUST




                            FIXED INCOME PORTFOLIOS


                              SEMI-ANNUAL REPORT

                              September 30, 2003

                               TABLE OF CONTENTS

                                                                  PAGE
                                                                  ----
         STATEMENTS OF ASSETS AND LIABILITIES....................   1
         STATEMENTS OF OPERATIONS................................   2
         STATEMENTS OF CHANGES IN NET ASSETS.....................   3
         FINANCIAL HIGHLIGHTS--SELECTED PER SHARE DATA AND RATIOS   4
         PORTFOLIOS OF INVESTMENTS
            Managed Income Fund..................................   6
            Intermediate-Term Managed Income Fund................   8
            Short-Term Government Securities Fund................  11
            High Yield Fund......................................  13
         NOTES TO FINANCIAL STATEMENTS...........................  16
         REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS.......  26

For shareholder account information, current price and yield quotations, or to make an initial purchase or obtain a prospectus, call the appropriate telephone number listed below:

.. Initial Purchase and Prospectus Information and Shareholder Services
  1-800-446-1012 (From overseas, call 617-483-7297
.. Current Price and Yield Information 1-800-446-1012
.. Internet Address: http://www.excelsiorfunds.com

This report must be preceded or accompanied by a current prospectus.

Prospectuses containing more complete information including charges and expenses regarding Excelsior Funds, Inc., Excelsior Funds Trust and Excelsior Tax-Exempt Funds, Inc. may be obtained by contacting the Funds at 1-800-446-1012.

Investors should read the current prospectus carefully prior to investing or sending money.

Excelsior Funds, Inc., Excelsior Funds Trust and Excelsior Tax-Exempt Funds, Inc. are distributed by Edgewood Services, Inc.

You may write to Excelsior Funds, Inc., Excelsior Funds Trust and Excelsior Tax-Exempt Funds, Inc. at the following address:

      Excelsior Funds
      P.O. Box 8529
      Boston, MA 02266-8529

SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, UNITED STATES TRUST COMPANY OF NEW YORK, U.S. TRUST COMPANY, N.A., THEIR PARENT AND AFFILIATES AND SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.

Excelsior Funds
Statements of Assets and Liabilities
September 30, 2003


                                                                   Intermediate-
                                                                       Term       Short-Term
                                                        Managed       Managed     Government       High
                                                        Income        Income      Securities       Yield
                                                         Fund          Fund          Fund          Fund
                                                     ------------  ------------- ------------  ------------
ASSETS:
 Investments, at cost-see accompanying portfolios... $265,363,401  $381,393,227  $473,068,366  $181,557,018
                                                     ============  ============  ============  ============
 Investments, at value (Note 1)..................... $276,692,375  $393,335,957  $475,603,500  $171,360,466
 Cash...............................................      114,282        29,339            --       922,553
 Interest receivable................................    1,806,844     2,694,455     2,220,738     3,978,395
 Receivable for investments sold....................           --            --            --     5,392,500
 Receivable for fund shares sold....................      694,257       587,225     1,782,896        57,452
                                                     ------------  ------------  ------------  ------------
  Total Assets......................................  279,307,758   396,646,976   479,607,134   181,711,366
LIABILITIES:
 Payable for dividends declared.....................      686,538     1,083,411       932,514       876,709
 Payable for investments purchased..................    3,855,625     5,792,813            --     3,726,250
 Payable for fund shares redeemed...................      284,213       746,006       448,314       603,179
 Investment Advisory fees payable (Note 2)..........      127,171        77,416        68,219        87,054
 Administration fees payable (Note 2)...............       24,914        35,481        43,199         3,170
 Administrative servicing fees payable (Note 2).....       33,809        48,388        69,029        52,182
 Directors' fees payable (Note 2)...................           64            27            11         2,379
 Due to Custodian Bank..............................           --            --         1,648            --
 Accrued expenses and other payables................       58,656        64,631        70,691        36,876
                                                     ------------  ------------  ------------  ------------
  Total Liabilities.................................    5,070,990     7,848,173     1,633,625     5,387,799
                                                     ------------  ------------  ------------  ------------
NET ASSETS.......................................... $274,236,768  $388,798,803  $477,973,509  $176,323,567
                                                     ============  ============  ============  ============
NET ASSETS consist of:
 Distributions in excess of net investment income... $   (129,492) $ (1,446,023) $ (1,426,920) $ (1,748,617)
 Accumulated net realized gain (loss) on investments    4,102,459     5,492,533       900,646   (59,681,619)
 Unrealized appreciation (depreciation) of
  investments.......................................   11,328,974    11,942,730     2,535,134   (10,196,552)
 Par value (Note 5).................................       28,942        52,131        65,999           395
 Paid in capital in excess of par...................  258,905,885   372,757,432   475,898,650   247,949,960
                                                     ------------  ------------  ------------  ------------
  Total Net Assets.................................. $274,236,768  $388,798,803  $477,973,509  $176,323,567
                                                     ============  ============  ============  ============
Net Assets:
 Shares............................................. $274,236,768  $388,798,803  $477,973,509  $150,639,174
 Institutional Shares...............................           --            --            --    25,684,393
Shares outstanding (Note 5):
 Shares.............................................   28,942,197    52,131,317    65,998,822    33,788,317
 Institutional Shares...............................           --            --            --     5,761,382
NET ASSET VALUE PER SHARE:
 Shares.............................................        $9.48         $7.46         $7.24         $4.46
                                                            =====         =====         =====         =====
 Institutional Shares...............................           --            --            --         $4.46
                                                     =             =             =                    =====

                      See Notes to Financial Statements.

Excelsior Funds
Statements of Operations
Six Months Ended September 30, 2003


                                                                    Intermediate-
                                                                        Term       Short-Term
                                                          Managed      Managed     Government      High
                                                          Income       Income      Securities      Yield
                                                           Fund         Fund          Fund         Fund
                                                        ----------  ------------- -----------  ------------
INVESTMENT INCOME:
 Interest income....................................... $7,238,424   $ 8,269,734  $ 6,973,482  $  9,187,061
                                                        ----------   -----------  -----------  ------------
EXPENSES:
 Investment advisory fees (Note 2).....................  1,100,514       706,343      752,147       717,772
 Administration fees (Note 2)..........................    221,972       305,286      379,246       135,777
 Shareholder servicing fees (Note 2)...................    112,965       285,508      408,106        86,259
 Shareholder servicing fees--Shares (Note 2)...........         --            --           --       183,914
 Transfer agent fees...................................     79,193        14,197       23,034         8,747
 Legal and audit fees..................................     24,383        33,480       41,645        20,695
 Custodian fees........................................     13,927        17,461       18,360        16,050
 Registration and filing fees..........................     10,511         9,376       11,163         6,847
 Shareholder reports...................................      4,339         6,143        7,028         4,844
 Directors' fees and expenses (Note 2).................      4,043         5,429        6,627         6,900
 Miscellaneous expenses................................      8,275        11,153       13,266         3,808
                                                        ----------   -----------  -----------  ------------
  Total Expenses.......................................  1,580,122     1,394,376    1,660,622     1,191,613
 Fees waived and reimbursed by:
  Investment adviser (Note 2)..........................   (244,829)     (208,778)    (290,351)     (179,912)
  Administrators (Note 2)..............................    (58,695)      (80,726)    (100,287)     (110,002)
                                                        ----------   -----------  -----------  ------------
  Net Expenses.........................................  1,276,598     1,104,872    1,269,984       901,699
                                                        ----------   -----------  -----------  ------------
NET INVESTMENT INCOME..................................  5,961,826     7,164,862    5,703,498     8,285,362
                                                        ----------   -----------  -----------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (NOTE 1):
 Net realized gain (loss) on security transactions.....    875,332     2,613,461     (373,761)  (23,556,248)
 Change in unrealized appreciation/depreciation of
  investments during the period........................    (57,859)      753,693   (3,148,213)   44,150,504
                                                        ----------   -----------  -----------  ------------
 Net realized and unrealized gain (loss) on investments    817,473     3,367,154   (3,521,974)   20,594,256
                                                        ----------   -----------  -----------  ------------
 Net increase in net assets resulting from operations.. $6,779,299   $10,532,016  $ 2,181,524  $ 28,879,618
                                                        ==========   ===========  ===========  ============

                      See Notes to Financial Statements.

Excelsior Funds
Statements of Changes in Net Assets


                                                                            Intermediate-
                                                                                Term       Short-Term
                                                                 Managed       Managed     Government       High
                                                                 Income        Income      Securities       Yield
                                                                  Fund          Fund          Fund          Fund
                                                              ------------  ------------- ------------  ------------
Six Months Ended September 30, 2003
Net investment income........................................ $  5,961,826  $  7,164,862  $  5,703,498  $  8,285,362
Net realized gain (loss) on security transactions............      875,332     2,613,461      (373,761)  (23,556,248)
Change in unrealized appreciation/depreciation of
 investments during the period...............................      (57,859)      753,693    (3,148,213)   44,150,504
                                                              ------------  ------------  ------------  ------------
Net increase in net assets resulting from operations.........    6,779,299    10,532,016     2,181,524    28,879,618
Distributions to shareholders:
 From net investment income
  Shares.....................................................   (5,901,579)   (7,170,123)   (7,130,418)   (3,970,863)
  Institutional Shares.......................................           --            --            --      (913,548)
 Tax return of capital
  Shares.....................................................           --            --            --    (2,732,118)
  Institutional Shares.......................................           --            --            --      (628,421)
                                                              ------------  ------------  ------------  ------------
     Total distributions.....................................   (5,901,579)   (7,170,123)   (7,130,418)   (8,244,950)
                                                              ------------  ------------  ------------  ------------
Decrease in net assets from fund share transactions (Note 5):
  Shares.....................................................  (19,823,060)  (19,190,190)  (16,596,379)    2,982,406
  Institutional Shares.......................................           --            --            --   (15,885,652)
                                                              ------------  ------------  ------------  ------------
     Total from fund share transactions......................  (19,823,060)  (19,190,190)  (16,596,379)  (12,903,246)
                                                              ------------  ------------  ------------  ------------
Net increase (decrease) in net assets........................  (18,945,340)  (15,828,297)  (21,545,273)    7,731,422
NET ASSETS:
 Beginning of period.........................................  293,182,108   404,627,100   499,518,782   168,592,145
                                                              ------------  ------------  ------------  ------------
 End of period (1)........................................... $274,236,768  $388,798,803  $477,973,509  $176,323,567
                                                              ============  ============  ============  ============
--------
(1) Including distributions in excess of net investment
    income................................................... $   (129,492) $ (1,446,023) $ (1,426,920) $ (1,748,617)
                                                              ============  ============  ============  ============
Year Ended March 31, 2003
Net investment income........................................ $ 13,942,819  $ 15,548,783  $ 11,073,399  $ 36,322,695
Net realized gain (loss) on security transactions............    4,085,287     4,762,550     4,756,594   (25,570,771)
Change in unrealized appreciation/depreciation of
 investments during the year.................................   10,361,886    13,391,317     5,985,429   (41,831,220)
                                                              ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 operations..................................................   28,389,992    33,702,650    21,815,422   (31,079,296)
Distributions to shareholders:
 From net investment income
  Shares.....................................................  (14,203,922)  (18,415,756)  (12,023,044)  (32,572,229)
  Institutional Shares.......................................           --            --            --    (9,857,367)
 Tax return of capital
  Shares.....................................................           --            --            --   (15,906,871)
  Institutional Shares.......................................           --            --            --    (4,813,913)
 From net realized gain on investments
  Shares.....................................................     (226,594)   (2,067,739)   (2,582,947)           --
                                                              ------------  ------------  ------------  ------------
     Total distributions.....................................  (14,430,516)  (20,483,495)  (14,605,991)  (63,150,380)
                                                              ------------  ------------  ------------  ------------
Increase in net assets from fund share transactions (Note 5):
  Shares.....................................................   31,418,613   118,140,590   298,529,199    29,985,579
  Institutional Shares.......................................           --            --            --    11,705,027
                                                              ------------  ------------  ------------  ------------
     Total from fund share transactions......................   31,418,613   118,140,590   298,529,199    41,690,606
                                                              ------------  ------------  ------------  ------------
Net increase (decrease) in net assets........................   45,378,089   131,359,745   305,738,630   (52,539,070)
NET ASSETS:
 Beginning of year...........................................  247,804,019   273,267,355   193,780,152   221,131,215
                                                              ------------  ------------  ------------  ------------
 End of year (2)............................................. $293,182,108  $404,627,100  $499,518,782  $168,592,145
                                                              ============  ============  ============  ============
--------
(2) Including distributions in excess of net investment
 income...................................................... $   (189,739) $ (1,440,762) $         --  $ (4,476,473)
                                                              ============  ============  ============  ============

                      See Notes to Financial Statements.

Excelsior Funds
Financial Highlights -- Selected Per Share Data and Ratios


For a Fund Share Throughout each period
                                                       Net Realized                          Distributions
                                 Net Asset                 and         Total    Dividends      From Net
                                  Value,      Net       Unrealized      From     From Net      Realized
                                 Beginning Investment  Gain (Loss)   Investment Investment      Gain on        Total
                                 of Period   Income   on investments Operations   Income      Investments  Distributions
                                 --------- ---------- -------------- ---------- ----------   ------------- -------------
MANAGED INCOME FUND -- (1/9/86*)
 Year Ended March 31,
 1999...........................   $9.17     $0.46        $ 0.08       $ 0.54     $(0.46)       $(0.26)       $(0.72)
 2000...........................    8.99      0.47         (0.41)        0.06      (0.47)        (0.03)        (0.50)
 2001...........................    8.55      0.50          0.56         1.06      (0.50)           --         (0.50)
 2002...........................    9.11      0.49         (0.10)        0.39      (0.50)        (0.05)        (0.55)
 2003...........................    8.95      0.47          0.50         0.97      (0.48)        (0.01)        (0.49)
 Six Months Ended September 30,
 2003...........................    9.43      0.19          0.05         0.24      (0.19)           --         (0.19)
INTERMEDIATE-TERM MANAGED INCOME FUND -- (12/31/92*)
 Year Ended March 31,
 1999...........................   $7.23     $0.39        $ 0.04       $ 0.43     $(0.39)       $(0.14)       $(0.53)
 2000...........................    7.13      0.40         (0.36)        0.04      (0.40)           --         (0.40)
 2001...........................    6.77      0.42          0.41         0.83      (0.42)           --         (0.42)
 2002...........................    7.18      0.39         (0.06)        0.33      (0.39)        (0.02)        (0.41)
 2003...........................    7.10      0.37          0.36         0.73      (0.40)        (0.04)        (0.44)
 Six Months Ended September 30,
 2003...........................    7.39      0.13          0.07         0.20      (0.13)           --         (0.13)
SHORT-TERM GOVERNMENT SECURITIES FUND -- (12/31/92*)
 Year Ended March 31,
 1999...........................   $7.00     $0.34        $ 0.04       $ 0.38     $(0.34)           --        $(0.34)
 2000...........................    7.04      0.35         (0.15)        0.20      (0.35)       $(0.02)        (0.37)
 2001...........................    6.87      0.39          0.22         0.61      (0.39)           --         (0.39)
 2002...........................    7.09      0.33          0.05         0.38      (0.34)        (0.02)        (0.36)
 2003...........................    7.11      0.26          0.25         0.51      (0.26)        (0.05)        (0.31)
 Six Months Ended September 30,
 2003...........................    7.31      0.08         (0.05)        0.03      (0.10)           --         (0.10)
HIGH YIELD FUND -- (10/31/00*)
 Shares
 Period Ended March 31,
 2001...........................   $7.00     $0.27        $ 0.26       $ 0.53     $(0.27)           --        $(0.27)
 Year Ended March 31,
 2002...........................    7.26      1.08         (1.01)        0.07      (1.09)       $(0.04)        (1.13)
 2003...........................    6.20      0.88(5)      (1.54)(5)    (0.66)     (1.55)(4)        --         (1.55)
 Six Months Ended September 30,
 2003...........................    3.99      0.20(5)       0.47(5)      0.67      (0.20)(6)        --         (0.20)

* Commencement of Operations
(1)Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrators.
(2)Not Annualized
(3)Annualized
(4)Includes a tax return of capital of $(0.51).
(5)For comparative purposes per share amounts are based on average shares outstanding.
(6)Includes a tax return of capital of $(0.08).

                      See Notes to Financial Statements.


                                  Ratio of      Ratio of     Ratio of
                                    Net          Gross         Net
Net Asset            Net Assets, Operating     Operating    Investment
 Value,                End of     Expenses      Expenses      Income    Portfolio    Fee
   End      Total      Period    to Average    to Average   to Average  Turnover   Waivers
of Period   Return     (000's)   Net Assets  Net Assets (1) Net Assets    Rate     (Note 2)
--------- ------     ----------- ----------  -------------- ----------  ---------  --------

  $8.99     5.95%     $215,768      0.90%         1.03%        4.96%       268%     $0.01
   8.55     0.72%      220,480      0.88%         1.00%        5.42%       112%      0.01
   9.11    12.80%      252,173      0.88%         1.01%        5.81%        99%      0.01
   8.95     4.34%      247,804      0.87%         1.04%        5.39%       129%      0.02
   9.43    11.07%      293,182      0.84%         0.95%        5.10%       120%      0.01

   9.48     2.58%(2)   274,237      0.87%(3)      1.08%(3)     4.06%(3)     57%      0.01

  $7.13     6.02%     $127,743      0.60%         0.67%        5.29%       229%        --
   6.77     0.59%      155,483      0.58%         0.65%        5.80%       122%        --
   7.18    12.73%      219,600      0.56%         0.69%        6.11%       108%     $0.01
   7.10     4.60%      273,267      0.52%         0.69%        5.47%       117%      0.01
   7.39    10.50%      404,627      0.53%         0.69%        4.56%        98%      0.01

   7.46     2.76%(2)   388,799      0.55%(3)      0.69%(3)     3.55%(3)     59%      0.01

  $7.04     5.54%     $ 52,589      0.58%         0.67%        4.79%       114%     $0.01
   6.87     3.02%       59,307      0.54%         0.62%        5.07%        90%      0.01
   7.09     9.14%       75,694      0.57%         0.67%        5.59%       118%      0.01
   7.11     5.35%      193,780      0.51%         0.61%        4.33%        75%      0.01
   7.31     7.27%      499,519      0.49%         0.64%        3.22%       170%      0.01

   7.24     0.47%(2)   477,974      0.51%(3)      0.66%(3)     2.27%(3)    129%      0.01

  $7.26     7.76%(2)  $ 57,670      1.05%(3)      1.55%(3)     9.43%(3)    169%(3)  $0.01

   6.20     1.27%      172,890      1.03%         1.35%       17.56%       310%      0.02
   3.99   (10.49)%     131,342      1.08%         1.35%       18.06%       153%      0.01

   4.46    16.96%(2)   150,639      1.05%(3)      1.37%(3)     9.31%(3)    121%      0.01

                      See Notes to Financial Statements.

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2003
Managed Income Fund

 Principal                                            Value
  Amount                                     Rate    (Note 1)
-----------                                  ----  ------------
ASSET BACKED SECURITIES -- 5.73%
$ 8,000,000 CIT RV Trust, 1999-A A4,
             06/15/13....................... 6.16% $  8,347,040
  3,975,000 PP&L Transition Bond Co. llc,
             1999-1 A6, 12/26/07............ 6.96     4,350,558
  3,000,000 Residential Asset Mortgage
             Products, Inc., 2003-RZ4 A2,
             07/25/27....................... 2.81     3,001,875
                                                   ------------
            TOTAL ASSET BACKED
             SECURITIES
             (Cost $14,827,005).............         15,699,473
                                                   ------------
COMMERCIAL MORTAGE-BACKED SECURITIES -- 17.88%
  5,144,581 Chase Commercial Mortgage
             Securities Corp., 1997-2 D,
             12/19/29....................... 6.60     5,683,499
    608,461 +DLJ Mortgage Acceptance
             Corp., 1996-CF2 A1B,
             11/12/21....................... 7.29       651,381
  2,000,000 +Morgan Stanley Capital I, 1997-
             C1 F, 02/15/20................. 6.85     2,130,000
  5,000,000 Morgan Stanley Capital I, 1999-
             WF1 B, 11/15/31................ 6.32     5,623,150
  4,374,000 Morgan Stanley Dean Witter
             Capital I, 2000-LIF2 C,
             10/15/33....................... 7.50     5,178,970
  4,025,000 Mortgage Capital Funding, Inc.,
             1997-MC2 D, 11/20/27........... 7.12     4,565,410
  5,399,462 Mortgage Capital Funding, Inc.,
             1998-MC1 A1, 03/18/30.......... 6.42     5,742,579
  4,250,000 Mortgage Capital Funding, Inc.,
             1998-MC1 C, 03/18/30........... 6.95     4,832,241
  9,756,644 Nomura Asset Securities Corp.,
             1995-MD3 A1B, 04/04/27......... 8.15    10,511,686
  3,500,000 ++Nomura Asset Securities Corp.,
             1998-D6 A4, 03/15/30........... 7.61     4,114,918
                                                   ------------
            TOTAL COMMERCIAL
             MORTGAGE-BACKED
             SECURITIES
             (Cost $45,811,468).............         49,033,834
                                                   ------------
CORPORATE BONDS -- 17.09%
    700,000 AK Steel Corp., 06/15/12........ 7.75       483,000
    424,379 Atlas Air, Inc., Series 991B,
             01/02/15....................... 7.63       173,206
  4,750,000 Bank One Texas N.A.,
             02/15/08....................... 6.25     5,320,000
  3,000,000 British Telecommunications plc,
             12/15/30....................... 8.88     3,932,940

 Principal                                         Value
  Amount                                  Rate    (Note 1)
-----------                              -----  ------------
CORPORATE BONDS -- (continued)
$ 1,500,000 CIT Group, Inc., 04/02/07...  7.38% $  1,718,895
  2,000,000 DaimlerChrysler N.A. Holding
             Corp., 09/01/09............  7.20     2,240,000
            Deutsche Telekom
             International Finance
  1,260,000  06/01/32...................  9.25     1,720,833
  1,500,000  06/15/30...................  8.75     1,903,125
  2,700,000 Ford Motor Credit Co.,
             03/15/05...................  7.50     2,864,840
  2,500,000 Goldman Sachs Group, Inc.,
             02/15/33...................  6.13     2,540,045
    250,000 Hercules, Inc., 11/15/07.... 11.13       288,750
  3,850,000 Household Finance Corp.,
             07/15/10...................  8.00     4,665,553
    900,000 IMC Global Inc., Series B,
             06/01/08................... 10.88       936,000
  1,995,000 International Lease Finance
             Corp., 05/01/08............  4.50     2,075,923
    800,000 IOS Capital llc, 06/30/08...  7.25       776,000
  3,000,000 Lehman Brothers Holdings,
             Inc., 01/15/05.............  7.75     3,255,000
  1,400,000 Mission Energy Holding Co.,
             07/15/08................... 13.50       924,000
  2,000,000 Petroleos Mexicanos,
             02/01/05...................  6.50     2,110,000
    870,000 PSEG Energy Holdings, Inc.,
             02/15/08...................  8.63       885,225
    800,000 Sovereign Bancorp, Inc.,
             11/15/06................... 10.50       952,000
  5,190,000 US Bancorp MTN, 12/01/04....  6.88     5,513,737
  1,500,000 Weyerhaeuser Co., 12/15/33..  6.88     1,586,184
                                                ------------
            TOTAL CORPORATE BONDS
             (Cost $42,587,555).........          46,865,256
                                                ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 53.94%
    238,495 Federal Home Loan Mortgage
             Corporation, Pool # C71221,
             09/01/32...................  5.00       238,612
            Federal National Mortgage
             Association
  1,934,295 Pool # 254237, 03/01/32.....  5.50     1,974,797
    956,837 Pool # 254794, 07/01/33.....  5.50       976,721
  3,029,923 Pool # 616638, 02/01/32.....  5.50     3,093,366
  1,252,540 Pool # 618024, 02/01/32.....  5.50     1,278,767
  2,699,320 Pool # 618274, 02/01/32.....  5.50     2,755,840
    386,321 Pool # 631413, 02/01/32.....  5.50       394,368
  1,823,196 Pool # 697570, 06/01/33.....  5.50     1,861,085

                      See Notes to Financial Statements.

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2003
Managed Income Fund -- (continued)


 Principal                                            Value
  Amount                                     Rate    (Note 1)
-----------                                  ----  ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- (continued)
$   686,836 Pool # 704502, 03/01/33......... 5.50% $    701,217
    812,115 Pool # 709693, 06/01/28......... 5.50       833,435
  1,817,098 Pool # 709698, 06/01/33......... 5.50     1,854,860
  2,653,476 Pool # 709714, 06/01/33......... 5.50     2,708,618
  1,886,236 Pool # 709801, 06/01/33......... 5.50     1,925,434
  5,699,526 Pool # 710441, 06/01/33......... 4.50     5,520,525
    952,767 Pool # 711722, 06/01/33......... 5.50       972,567
  1,879,120 Pool # 713963, 06/01/33......... 5.50     1,918,171
  1,922,245 Pool # 713964, 06/01/33......... 5.50     1,962,192
  1,832,065 Pool # 720603, 06/01/33......... 5.50     1,870,138
  2,774,687 Pool # 720604, 06/01/33......... 5.50     2,832,349
  4,259,460 Pool # 722032, 06/01/33......... 4.50     4,125,687
            Federal National Mortgage
             Association ARM
  4,905,673  Pool # 612514, 05/01/33........ 4.01     4,992,409
  5,400,030 Pool # 728826, 07/01/33......... 4.13     5,495,137
  4,000,000 Federal National Mortgage
             Association TBA,
             10/15/33....................... 4.50     3,872,500
  1,720,000 Freddie Mac, 07/15/32........... 6.25     1,924,016
 20,000,000 Freddie Mac, Discount Note,
             10/30/03....................... 1.02    19,975,000
            Government National
             Mortgage Association
  1,564,206 Pool # 2562, 03/20/28........... 6.00     1,624,869
  4,174,635 Pool # 3413, 07/20/33........... 4.50     4,032,328
  9,747,450 Pool # 3414, 07/20/33........... 5.00     9,755,166
  3,960,000 Pool # 3442, 09/20/33........... 5.00     3,963,135
  1,994,849 Pool # 267812, 06/15/17......... 8.50     2,201,055
    448,305 Pool # 532751, 08/15/30......... 9.00       486,519
  1,403,850 Pool # 568670, 04/15/32......... 6.50     1,474,790
  1,058,022 Pool # 780548, 12/15/17......... 8.50     1,169,431
  1,009,032 Pool # 780865, 11/15/17......... 9.50     1,119,063
  1,725,983 Pool # 781084, 12/15/17......... 9.00     1,909,951
  1,430,038 Government National Mortgage
             Association ARM, Pool #
             80311, 08/20/29................ 4.50     1,432,991
            U.S. Treasury Inflationary Index
             Note
  8,221,857  04/15/29....................... 3.88    10,355,684
 13,957,177  01/15/07....................... 3.38    15,352,895
            U.S. Treasury Principal Only
             STRIPS
 12,210,000  05/15/17.......................   --     6,280,702
 24,760,000  02/15/20.......................   --    10,718,208
                                                   ------------
            TOTAL U.S. GOVERNMENT &
             AGENCY OBLIGATIONS
             (Cost $145,164,823)............        147,934,598
                                                   ------------
TAX-EXEMPT SECURITIES -- 3.96%
  1,000,000 Arizona State Transportation
             Board Highway, Revenue
             Bonds, Series B, 07/01/17...... 5.25     1,097,500

 Principal                                           Value
  Amount                                   Rate     (Note 1)
-----------                               ------  ------------
TAX-EXEMPT SECURITIES -- (continued)
$ 3,490,000 Clear Creek Texas,
             Independent School District,
             General Obligation Bonds,
             02/15/16....................   5.00% $  3,760,475
  2,700,000 Indiana Bond Bank, Revenue
             Bonds, Series B,
             02/01/15....................   5.00     3,044,250
  2,600,000 Michigan State Trunk Line,
             Series A, 11/01/14..........   5.25     2,951,000
                                                  ------------
            TOTAL TAX-EXEMPT
             SECURITIES
             (Cost $10,666,561)..........           10,853,225
                                                  ------------

  Shares
-----------
SHORT-TERM INVESTMENTS -- 2.30%
  3,152,995 **Dreyfus Government Cash
             Management Fund.............            3,152,995
  3,152,994 **Fidelity U.S. Treasury II
             Fund........................            3,152,994
                                                  ------------
            TOTAL SHORT-TERM
             INVESTMENTS
             (Cost $6,305,989)...........            6,305,989
                                                  ------------
TOTAL INVESTMENTS
 (Cost $265,363,401*).................... 100.90% $276,692,375
OTHER ASSETS & LIABILITIES (NET).........  (0.90)   (2,455,607)
                                          ------  ------------
TOTAL NET ASSETS......................... 100.00% $274,236,768
                                          ======  ============

--------
* For Federal tax purposes, the tax basis of investments aggregates
  $265,414,896.
**Registered Investment Company.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2003, these securities amounted to $2,781,381 or 1.01% of net assets.
++Variable Rate Security--The rate reported is the rate in effect as of
  September 30, 2003.
ARM--Adjustable Rate Mortgage
Discount Note--The rate reported on the Portfolio of Investments is the discount rate at the time of purchase.
LLC--Limited Liability Company
MTN--Medium Term Note
plc--public limited company
STRIPS--Separately Traded Registered Interest and Principal Securities
TBA--Securities traded under delayed commitments settling after September 30, 2003. Income on these securities will not be earned until settlement date.


                      See Notes to Financial Statements.

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2003
Intermediate-Term Managed Income Fund


 Principal                                              Value
  Amount                                        Rate   (Note 1)
-----------                                     ----  -----------
ASSET BACKED SECURITIES -- 8.31%
$ 3,410,000 **Capital One Multi-Asset Execution
             Trust, 2003-A1 A1, 01/15/09....... 1.50% $ 3,426,708
  1,545,000 **Capital One Multi-Asset Execution
             Trust, 2003-B1 B1, 02/17/09....... 2.29    1,535,349
  2,535,000 **Chase Credit Card Master Trust,
             2001-1 C, 06/16/08................ 1.97    2,538,079
  1,825,000 **Chase Funding Mortgage Loan
             Asset Backed Certificates, 2003-
             3 2A2, 04/25/33................... 1.39    1,826,549
  4,800,000 CIT RV Trust, 1999-A A4,
             06/15/13.......................... 6.16    5,008,224
  1,250,000 Citibank Credit Card Master Trust
             I, 1999-5 A, 05/15/08............. 6.10    1,375,347
  2,335,000 **Household Affinity Credit Card
             Master Note, 2003-3 C,
             08/15/08.......................... 2.10    2,336,978
  2,000,000 **+MBNA Master Credit Card Trust
             USA, 2000-K C, 03/17/08........... 1.92    1,994,375
  4,350,000 MMCA Automobile Trust, 2002-2
             A3, 07/17/06...................... 3.67    4,406,288
  3,667,690 **Residential Asset Mortgage
             Products, Inc., 2003-RS5 AI1,
             06/25/20.......................... 1.24    3,666,390
  4,115,000 Whole Auto Loan Trust, 2002-1
             A3, 08/15/06...................... 2.60    4,175,964
                                                      -----------
            TOTAL ASSET BACKED
             SECURITIES
             (Cost $31,780,896)................        32,290,251
                                                      -----------
COMMERCIAL MORTAGE-BACKED SECURITIES -- 17.59%
  5,090,000 **+Bear Stearns Commercial
             Mortgage Securities, 2003-BA1A
             A1, 04/14/15...................... 1.40    5,087,354
    915,850 Commercial Mortgage
             Acceptance Corp., 1998-C1 A1,
             07/15/31.......................... 6.23      975,289
  2,000,000 Commercial Mortgage Asset
             Trust, 1999-C1 B, 01/17/32........ 7.23    2,379,912
  3,406,000 **Commercial Mortgage Asset
             Trust, 1999-C2 C, 11/17/32........ 7.80    4,168,310
  5,176,644 +DLJ Mortgage Acceptance Corp.,
             1997-CF2 A1B, 10/15/30............ 6.82    5,683,575
  3,725,000 GMAC Commercial Mortgage
             Securities, Inc., 1999-C1 C,
             05/15/33.......................... 6.59    4,202,237

 Principal                                                  Value
  Amount                                            Rate   (Note 1)
-----------                                         ----  -----------
COMMERCIAL MORTAGE-BACKED SECURITIES -- (continued)
$ 2,105,854 LB-UBS Commercial Mortgage
             Trust, 2001-C2 A1, 06/15/20........... 6.27% $ 2,314,020
  3,713,081 Midland Realty Acceptance Corp.,
             Series 1996-C2 B, 01/25/29............ 7.34    4,211,802
  3,070,000 Morgan Stanley Dean Witter
             Capital I, 2003-TOP9 A2,
             11/13/36.............................. 4.74    3,125,743
  2,402,770 Mortgage Capital Funding, Inc.,
             1996-MC2 C, 12/21/26.................. 7.22    2,695,627
  6,000,000 Mortgage Capital Funding, Inc.,
             1997-MC2 A2, 11/20/27................. 6.66    6,710,854
  2,500,000 Mortgage Capital Funding, Inc.,
             1998-MC1 C, 03/18/30.................. 6.95    2,842,495
  4,390,000 Mortgage Capital Funding, Inc.,
             1998-MC2 D, 06/18/30.................. 7.09    4,925,353
  2,500,000 Nationslink Funding Corp., 1999-
             2 B, 06/20/31......................... 7.53    2,927,732
  5,250,000 Nomura Asset Securities Corp.,
             1998-D6 A1B, 03/15/30................. 6.59    5,970,977
  3,980,000 **Nomura Asset Securities Corp.,
             1998-D6 A4, 03/15/30.................. 7.61    4,679,250
  4,000,000 **+Strategic Hotel Capital, Inc., 2003-
             1 D, 02/15/13......................... 2.27    4,006,400
  1,335,000 Wachovia Bank Commercial
             Mortgage Trust, 2002-C1 A4,
             04/15/34.............................. 6.29    1,497,171
                                                          -----------
            TOTAL COMMERCIAL
             MORTGAGE-BACKED
             SECURITIES
             (Cost $64,550,670)....................        68,404,101
                                                          -----------
CORPORATE BONDS -- 35.05%
    500,000 AK Steel Corp., 06/15/12............... 7.75      345,000
  2,770,000 +American International Group,
             Inc., 05/15/13........................ 4.25    2,670,995
  4,235,000 AOL Time Warner, Inc.,
             05/01/05.............................. 5.63    4,467,849
  2,265,000 AT&T Wireless Services, Inc.,
             03/01/11.............................. 7.88    2,636,576
    442,061 Atlas Air, Inc., Series 991B,
             01/02/15.............................. 7.63      180,423
  4,155,000 Caterpillar Financial Services
             Corp. MTN, 09/15/06................... 2.35    4,153,060
  4,540,000 CIT Group, Inc., 09/29/06.............. 2.88    4,562,868
  1,860,000 Citigroup, Inc., 10/01/10.............. 7.25    2,203,131
  1,890,000 Citizens Communications Co.,
             05/15/11.............................. 9.25    2,408,610

                      See Notes to Financial Statements.

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2003
Intermediate-Term Managed Income Fund -- (continued)


Principal                                              Value
 Amount                                        Rate   (Note 1)
----------                                    -----  ----------
CORPORATE BONDS -- (continued)
$  250,000 Compagnie Generale de
            Geophysique S.A., 11/15/07....... 10.63% $  263,750
 4,120,000 ** Countrywide Home Loans, Inc.
            MTN, 06/02/06....................  1.62   4,130,168
 3,000,000 DaimlerChrysler NA Holding Corp.,
            06/04/08.........................  4.05   2,969,694
   776,363 Delta Air Lines, Inc., 05/18/10...  7.38     774,255
 6,000,000 Ford Motor Credit Co., 02/01/06...  6.88   6,382,842
 8,030,000 General Motors Nova Scotia Finance
            Co., 10/15/08....................  6.85   8,638,626
 5,740,000 Goldman Sachs Group, Inc.,
            01/15/11.........................  6.88   6,600,110
   250,000 Hercules, Inc., 11/15/07.......... 11.13     288,750
 5,525,000 Household Finance Corp.,
            07/15/10.........................  8.00   6,695,372
   350,000 IMC Global Inc., Series B,
            06/01/08......................... 10.88     364,000
           International Lease Finance Corp.
 2,255,000   03/15/09........................  6.38   2,521,054
 3,000,000 **   01/13/05.....................  2.36   3,037,695
 1,000,000 IOS Capital llc, 06/30/08.........  7.25     970,000
 1,725,000 J.P. Morgan Chase & Co.,
            03/15/12.........................  6.63   1,942,757
 5,300,000 ** John Deere Capital Corp. MTN,
            07/11/05.........................  1.34   5,299,295
 4,000,000 JP Morgan Chase & Co.,
            05/30/07.........................  5.25   4,329,200
 6,500,000 Keystone Financial Mid-Atlantic
            Funding Corp. MTN,
            05/15/04.........................  7.30   6,740,084
 3,400,000 Legg Mason, Inc., 07/02/08........  6.75   3,858,912
 2,075,000 Mercantile Bancorp., 06/15/07.....  7.30   2,410,355
 4,285,000 Metlife, Inc., 05/15/05...........  3.91   4,442,075
 1,000,000 Mission Energy Holding Co.,
            07/15/08......................... 13.50     660,000
 2,000,000 +Nationwide Life Global Funding,
            Inc., 02/15/07...................  5.35   2,161,204
 2,790,000 Nisource Finance Corp.,
            11/15/10.........................  7.88   3,326,218
 3,000,000 North Fork Backcorp., Inc.,
            08/15/12.........................  5.88   3,204,201
 1,000,000 Qwest Capital Funding, Inc.,
            08/03/04.........................  5.88     990,000
 5,000,000 ** RBS Capital Trust I, 12/29/49..  4.71   4,836,065
 4,000,000 Reed Elsevier Capital, Inc.,
            08/01/11.........................  6.75   4,634,620
   500,000 Six Flags, Inc., 06/15/07.........  9.75     491,250
 2,750,000 Susquehanna Bancshares, Inc.,
            11/01/12.........................  6.05   2,813,616

 Principal                                            Value
  Amount                                     Rate    (Note 1)
-----------                                  ----  ------------
CORPORATE BONDS -- (continued)
            Textron Financial Corp. MTN
$ 4,155,000 **   04/24/06................... 2.36% $  4,202,226
  1,930,000 **   02/11/05................... 2.14     1,943,481
  3,000,000 United Mexican States,
             03/03/15....................... 6.63     3,151,500
  2,075,000 ** Verizon Wireless Capital llc,
             12/17/03....................... 1.54     2,076,139
  3,275,000 Weyerhauser Co., 12/15/09....... 5.25     3,452,105
  2,000,000 Williams Cos., Inc., 03/15/04... 9.25     2,040,000

                                                   ------------
            TOTAL CORPORATE BONDS
             (Cost $130,631,610)............        136,270,131

                                                   ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 31.79%
  4,000,000 Fannie Mae, 07/18/12............ 5.50     4,153,928
            Federal National Mortgage
             Association
  2,579,060 Pool # 254237, 03/01/32......... 5.50     2,633,062
  2,425,872 Pool # 254514, 11/01/32......... 5.50     2,476,399
  2,500,000 Pool # 385538, 11/01/12......... 4.79     2,558,183
  2,536,992 Pool # 545290, 10/01/16......... 7.50     2,712,974
    778,253 Pool # 577218, 04/01/31......... 6.00       803,137
     13,719 Pool # 578823, 04/01/31......... 5.50        14,006
    875,703 Pool # 620017, 02/01/32......... 5.50       893,942
  3,920,977 Pool # 624250, 01/01/17......... 6.00     4,092,859
    212,675 Pool # 625123, 01/01/32......... 5.50       217,128
    470,200 Pool # 625797, 01/01/17......... 6.00       490,812
  4,333,759 Pool # 703960, 05/01/33......... 5.50     4,423,820
  1,555,201 Pool # 709693, 06/01/28......... 5.50     1,596,029
    908,549 Pool # 709698, 06/01/33......... 5.50       927,430
            Federal National Mortgage
             Association ARM
  3,259,654 Pool # 728826, 07/01/33......... 4.13     3,317,065
  8,052,533 Pool # 704372, 05/01/33......... 4.50     8,155,506
            Freddie Mac
  3,300,000   07/15/12...................... 5.13     3,508,187
  3,750,000   01/28/05...................... 2.05     3,759,645
 30,000,000 Freddie Mac, Discount Note,
             10/30/03....................... 1.02    29,962,500
            Government National Mortgage
             Association
    164,047 Pool # 3078, 05/20/31........... 5.50       168,182
  5,056,164 Pool # 3319, 12/20/32........... 5.00     5,060,670
  4,985,000 Pool # 3442, 09/20/33........... 5.00     4,988,946
     29,166 Pool # 195801, 01/15/17......... 8.50        31,602
     31,305 Pool # 195833, 04/15/17......... 8.50        33,921
     10,452 Pool # 212760, 04/15/17......... 8.50        11,325
      8,246 Pool # 334299, 05/15/23......... 8.00         8,994
    698,708 Pool # 367412, 11/15/23......... 6.00       726,365
  6,000,000 Government National Mortgage
             Association TBA, 10/22/33...... 4.50     5,808,750


                      See Notes to Financial Statements.

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2003
Intermediate-Term Managed Income Fund -- (continued)

 Principal                                            Value
  Amount                                     Rate    (Note 1)
-----------                                  ----  ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- (continued)
            U.S. Treasury Inflationary Index
             Note
$ 3,197,673  01/15/07....................... 3.38% $  3,517,441
    770,000  11/15/07....................... 3.00       785,851
            U.S. TREASURY NOTE
  5,750,000  08/15/10....................... 5.75     6,583,060
  5,215,000  02/15/11....................... 5.00     5,718,560
 31,115,000 U.S. Treasury Principal Only
             STRIPS, 02/15/20...............   --    13,469,186

                                                   ------------
            TOTAL U.S. GOVERNMENT &
             AGENCY OBLIGATIONS
             (Cost $121,770,856)............        123,609,465
                                                   ------------
TAX-EXEMPT SECURITIES -- 3.62%
  1,000,000 Arizona Agricultural
             Improvement and Power
             District, Revenue Bonds, Salt
             River Project, Series A,
             01/01/18....................... 5.25     1,095,000
  5,000,000 East Baton Rouge, Louisiana,
             Pollution Control Authority
             Revenue Bonds, Exxon
             Project, 03/01/22.............. 1.10     5,000,000
  5,000,000 Florida State Board of
             Education, General
             Obligation Bonds, Series C,
             06/01/06....................... 5.00     5,475,000
  2,500,000 ** Gulf Coast, Texas, Waste
             Disposal Authority, Amoco
             Oil Revenue Bonds,
             10/01/17....................... 1.10     2,500,000
                                                   ------------
            TOTAL TAX-EXEMPT
             SECURITIES
             (Cost $13,967,186).............         14,070,000
                                                   ------------

                                                      Value
 Shares                                              (Note 1)
---------                                          ------------
SHORT-TERM INVESTMENTS -- 4.81%
9,346,005 ++Dreyfus Government Cash
           Management Fund................         $  9,346,005
9,346,004 ++Fidelity U.S. Treasury II Fund            9,346,004

                                                   ------------
          TOTAL SHORT-TERM
           INVESTMENTS
           (Cost $18,692,009).............           18,692,009

                                                   ------------
TOTAL INVESTMENTS
 (Cost $381,393,227*)..................... 101.17% $393,335,957
OTHER ASSETS & LIABILITIES (NET)..........  (1.17)   (4,537,154)
                                           ------  ------------
NET ASSETS................................ 100.00% $388,798,803
                                           ======  ============

--------
* For Federal tax purposes, the tax basis of investments aggregates
  $381,994,696.
**Variable Rate Security--The rate reported is the rate in effect as of
  September 30, 2003.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2003, these securities amounted to $21,603,903 or 5.56% of net assets.
++Registered Investment Company
ARM--Adjustable Rate Mortgage
Discount Note--The rate reported on the Portfolio of Investments is the discount rate at the time of purchase.
llc--Limited Liability Company
MTN--Medium Term Note
STRIPS--Separately Traded Registered Interest and Principal Securities
TBA--Securities traded under delayed delivery commitments settling after September 30, 2003. Income on these securities will not be earned until settlement date.

                      See Notes to Financial Statements.

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2003
Short-Term Government Securities Fund

Principal                                               Value
 Amount                                         Rate   (Note 1)
----------                                      ----  -----------
ASSET BACKED SECURITIES -- 6.38%
$4,000,000 California Infrastructure PG&E,
            1997-1 A8, 12/26/09................ 6.48% $ 4,513,292
 7,250,000 California Infrastructure SCE-1,
            1997-1 A, 12/26/09................. 6.42    8,150,968
 5,000,000 ** Capital One Multi-Asset Execution
            Trust, 2003-A1 A1, 01/15/09........ 1.50    5,024,498
 7,155,000 Comed Transitional Funding
            Trust, 1998-1 A6, 06/25/09......... 5.63    7,794,085
 5,000,000 Residential Asset Mortgage
            Products, Inc., 2003-RZ4 A2,
            07/25/27........................... 2.81    5,003,125
                                                      -----------
           TOTAL ASSET BACKED
            SECURITIES
            (Cost $30,368,536).................        30,485,968

                                                      -----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 8.01%
     8,408 Federal Home Loan Mortgage
            Corporation, 2299 K,
            05/15/25........................... 6.00        8,403
14,919,000 Federal National Mortgage
            Association, 1997-M5 C,
            08/25/07........................... 6.74   16,795,882
 1,256,558 Federal National Mortgage
            Association, 2001-51 GD,
            10/25/25........................... 5.50    1,288,294
 1,947,249 Federal National Mortgage
            Association, 2002-59 A,
            01/25/14........................... 5.50    1,969,981
 9,000,000 Federal National Mortgage
            Association, 2003-89 DX,
            05/25/15........................... 3.50    9,187,541
 8,861,093 Federal National Mortgage
            Association, 2659 NC,
            04/15/15........................... 4.00    9,059,083
                                                      -----------
           TOTAL COLLATERALIZED
            MORTGAGE OBLIGATIONS
            (Cost $38,526,568).................        38,309,184
                                                      -----------
COMMERCIAL MORTAGE-BACKED SECURITIES -- 3.57%
 2,098,140 ++ DLJ Mortgage Acceptance Corp.,
            1996-CF2 A1B, 11/12/21............. 7.29    2,246,141
 5,000,000 LB Commercial Conduit Mortgage
            Trust, 1998-C1 A2, 02/18/30........ 6.40    5,276,576
 4,217,171 Mortgage Capital Funding, Inc.,
            1996-MC2 A3, 09/20/06.............. 7.01    4,590,144
 4,637,261 Nationslink Funding Corp., 1998-2
            A1, 08/20/30....................... 6.00    4,938,885

                                                      -----------
           TOTAL COMMERCIAL
            MORTGAGE-BACKED
            SECURITIES
            (Cost $16,856,708).................        17,051,746
                                                      -----------

 Principal                                      Value
  Amount                                Rate   (Note 1)
-----------                             ----  -----------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 73.47%
            Fannie Mae
$15,000,000   06/15/06................. 5.25% $16,269,780
  9,500,000   09/15/05................. 1.88    9,553,998
 10,000,000 Fannie Mae, Discount Note,
             02/06/04.................. 1.19    9,962,310
  9,000,000 Federal Home Loan Mortgage
             Corporation ARM, Pool #
             1B1081, 09/01/33.......... 3.90    9,193,008
            Federal Home Loan Mortgage
             Corporation
  1,773,420 Pool # C68593, 11/01/28.... 7.00    1,877,751
 15,892,719 Pool # E96460, 05/01/18.... 5.00   16,288,796
            Federal National Mortgage
             Association
  2,728,879 Pool #  73268, 12/01/05.... 6.62    2,920,746
  3,060,731 Pool # 253509, 11/01/15.... 7.50    3,273,043
  2,649,680 Pool # 254196, 02/01/17.... 6.00    2,765,832
  1,326,238 Pool # 254255, 03/01/09.... 6.00    1,363,617
  1,623,489 Pool # 254367, 06/01/09.... 6.00    1,669,246
  1,949,613 Pool # 254438, 08/01/09.... 5.50    2,004,836
  6,972,685 Pool # 254475, 10/01/17.... 6.50    7,366,933
  9,088,750 Pool # 254696, 03/01/18.... 5.50    9,409,293
  3,244,640 Pool # 323572, 01/01/29.... 7.50    3,474,524
    198,394 Pool # 517390, 11/01/11.... 8.00      212,777
  4,518,948 Pool # 535863, 03/01/16.... 6.00    4,725,240
 13,000,005 Pool # 555363, 04/01/18.... 5.00   13,332,114
  4,544,585 Pool # 555412, 04/01/18.... 6.00    4,744,781
 12,000,000 Pool # 555487, 05/01/18.... 5.00   12,290,200
    977,756 Pool # 612310, 09/01/16.... 6.00    1,020,618
  1,273,558 Pool # 625797, 01/01/17.... 6.00    1,329,387
  5,147,430 Pool # 634195, 10/01/28.... 7.50    5,512,128
  2,121,582 Pool # 646363, 06/01/17.... 6.00    2,214,661
  3,741,129 Pool # 650170, 11/01/32.... 6.50    3,899,731
  2,745,799 Pool # 665868, 10/01/32.... 6.50    2,862,205
  1,874,268 Pool # 670613, 11/01/32.... 6.50    1,953,726
            Federal National Mortgage
             Association ARM
  3,834,607 Pool # 323597, 01/01/29.... 6.50    4,001,840
  2,378,933 Pool # 382316, 04/01/10.... 3.86    2,471,596
  2,302,512 Pool # 545362, 12/01/31.... 5.78    2,377,378
  6,821,789 Pool # 612498, 11/01/32.... 4.45    6,972,871
  8,044,170 Pool # 612548, 01/01/33.... 4.77    8,183,975
  6,524,918 Pool # 671699, 11/01/32.... 4.82    6,697,820
  7,965,130 Pool # 692119, 02/01/33.... 4.78    8,045,186
 10,593,638 Pool # 704305, 05/01/33.... 4.60   10,740,913
  5,002,331 Pool # 704372, 05/01/33.... 4.50    5,066,300
 10,000,000 Pool # 746298, 09/01/33.... 4.13   10,001,172
            Freddie Mac
 15,000,000   02/15/05................. 3.88   15,516,795
 17,750,000   01/28/05................. 2.05   17,795,653
 24,000,000 Freddie Mac, Discount Note,
             10/01/03.................. 0.95   24,000,000
 10,500,000 Freddie Mac MTN, 07/14/06.. 2.05   10,474,737

                      See Notes to Financial Statements.

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2003
Short-Term Government Securities Fund -- (continued)

Principal                                            Value
 Amount                                     Rate    (Note 1)
----------                                 -----  ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- (continued)
           Government National
            Mortgage Association
$3,465,705 Pool # 603861, 01/15/33........  6.00% $  3,602,889
 2,626,757 Pool # 603866, 01/15/33........  6.00     2,730,733
 1,250,110 Pool # 603938, 01/15/33........  6.00     1,299,593
 1,342,988 Pool # 780240, 09/15/09........  8.50     1,437,216
   414,525 Pool # 780752, 04/15/10........  8.50       463,534
 1,406,108 Pool # 781036, 10/15/17........  8.00     1,538,514
 1,764,347 Pool # 781181, 12/15/09........  9.00     1,910,428
           Government National Mortgage
            Association ARM
   811,338 Pool # 8378, 07/20/18..........  5.75       832,590
   444,295 Pool # 80385, 03/20/30.........  4.25       452,136
10,000,000 U.S. Treasury Bond, 11/15/09... 10.38    11,024,200
           U.S. Treasury Inflationary
            Index Note
29,017,000  01/15/07......................  3.38    31,918,700
10,000,000  08/15/06......................  2.38    10,138,670
                                                  ------------
           TOTAL U.S. GOVERNMENT &
            AGENCY OBLIGATIONS
            (Cost $348,746,672)...........         351,186,720
                                                  ------------

 Shares
----------
SHORT-TERM INVESTMENTS -- 8.07%
19,284,941 +Dreyfus Government Cash
            Management Fund...............          19,284,941
19,284,941 +Fidelity U.S. Treasury II Fund          19,284,941
                                                  ------------
           TOTAL SHORT-TERM
            INVESTMENTS
            (Cost $38,569,882)............          38,569,882
                                                  ------------

TOTAL INVESTMENTS (Cost $473,068,366*)............  99.50% $475,603,500
OTHER ASSETS & LIABILITIES (NET)..................   0.50     2,370,009
                                                   ------  ------------
NET ASSETS........................................ 100.00% $477,973,509
                                                   ======  ============

--------
* Aggregate cost for federal tax and book purposes.
**Variable Rate Security--The rate reported is the rate in effect as of
  September 30,2003.
+ Registered Investment Company
++Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2003, these securities amounted to $2,246,141 or 0.47% of net assets.
ARM--Adjustable Rate Mortgage
Discount Note--The rate reported on the Portfolio of Investments is the discount rate at the time of purchase
MTN--Medium Term Note

                      See Notes to Financial Statements.

Excelsior Funds Trust
Portfolio of Investments September 30, 2003
High Yield Fund

Principal                                            Value
 Amount                                     Rate    (Note 1)
----------                                 -----  ------------
CORPORATE BONDS -- 83.58%
           ADVANCED MATERIALS/PRODUCTS -- 1.31%
$2,215,000 Hexcel Corp., 01/15/09.........  9.75% $  2,309,137
                                                  ------------
           ADVERTISING SERVICES -- 0.67%
 1,000,000 ++RH Donnelley Finance Corp.,
            12/15/12...................... 10.88     1,180,000
                                                  ------------
           AGRICULTURAL CHEMICALS -- 1.18%
 2,000,000 IMC Global, Inc., Series B,
            06/01/11...................... 11.25     2,080,000
                                                  ------------
           AIRLINES -- 2.95%
 4,600,000 Atlas Air, Inc., In Default,
            08/01/05...................... 10.75     2,047,000
 3,978,552 Atlas Air, Inc., Series 991B,
            01/02/15......................  7.63     1,623,806
 2,000,000 Northwest Airlines, Inc.,
            06/01/06......................  8.88     1,535,000
                                                  ------------
                                                     5,205,806
                                                  ------------
           APPAREL MANUFACTURERS -- 0.91%
 2,000,000 Levi Strauss & Co., 12/15/12... 12.25     1,600,000
                                                  ------------
           AUTO - MEDIUM & HEAVY DUTY TRUCKS -- 1.19%
 2,055,000 Navistar International Corp.,
            02/01/08......................  8.00     2,101,238
                                                  ------------
           AUTO/TRUCK PARTS & EQUIPMENT -- 2.22%
 2,000,000 Collins & Aikman Products,
            12/31/11...................... 10.75     1,730,000
 2,000,000 Dana Corp., 08/15/11...........  9.00     2,190,000
                                                  ------------
                                                     3,920,000
                                                  ------------
           BROADCAST SERVICE/PROGRAMS -- 0.57%
 1,000,000 Liberty Media Corp.,
            05/15/13......................  5.70       998,464
                                                  ------------
           BUILDING PRODUCTS - CEMENT/
            AGGREGATE -- 1.60%
 6,400,000 Oglebay Norton Co.,
            02/01/09...................... 10.00     2,816,000
                                                  ------------
           CABLE TV -- 2.00%
 2,000,000 Charter Communications
            Holdings llc, 04/01/09........  8.63     1,530,000
 2,000,000 CSC Holdings, Inc., Series B,
            04/01/11......................  7.63     1,995,000
                                                  ------------
                                                     3,525,000
                                                  ------------
           CASINO HOTELS -- 1.82%
 1,000,000 Aztar Corp., 05/15/07..........  8.88     1,047,500
 1,000,000 MGM Mirage, Inc., 09/15/10.....  8.50     1,125,000
 1,000,000 Park Place Entertainment Corp.,
            04/15/13......................  7.00     1,033,750
                                                  ------------
                                                     3,206,250
                                                  ------------

Principal                                            Value
 Amount                                     Rate    (Note 1)
----------                                 -----  ------------
CORPORATE BONDS -- (continued)
           CASINO SERVICES -- 1.32%
$2,250,000 Mikohn Gaming Corp.,
            Series B, 08/15/08............ 11.88% $  2,328,750
                                                  ------------
           CELLULAR TELECOM -- 2.74%
 1,000,000 ++Centennial Cellular
            Operating Co. - Centennial
            Communication Corp.,
            06/15/13...................... 10.13     1,030,000
   250,000 ++Dobson Communications Corp.,
            10/01/13......................  8.88       252,813
 2,000,000 Horizon Pcs, Inc., In Default,
            06/15/11...................... 13.75       500,000
 1,000,000 Nextel Communications, Inc.,
            08/01/15......................  7.38     1,010,000
 1,000,000 Nextel Communications, Inc.,
            OID, 02/15/08.................  9.95     1,051,250
 1,000,000 ++Rural Cellular Corp.,
            02/01/10......................  9.88       987,500
                                                  ------------
                                                     4,831,563
                                                  ------------
           CHEMICALS - DIVERSIFIED -- 1.61%
 1,000,000 ++Equistar Chemicals L.P. -
            Equistar Funding Corp.,
            05/01/11...................... 10.63       990,000
 2,000,000 Lyondell Chemical Co.,
            12/15/08......................  9.50     1,850,000
                                                  ------------
                                                     2,840,000
                                                  ------------
           CHEMICALS - PLASTICS -- 1.44%
 3,000,000 PolyOne Corp., 05/15/10........ 10.63     2,535,000
                                                  ------------
           COMMERCIAL SERVICE - FINANCE -- 0.44%
 1,060,000 Metris Cos., Inc., 07/15/06.... 10.13       779,100
                                                  ------------
           CONTAINERS - METAL/GLASS -- 4.32%
 4,000,000 ++Crown European Holdings S.A.,
            03/01/13...................... 10.88     4,410,000
 2,000,000 Owens-Illinois, Inc., 05/15/08.  7.35     1,940,000
 1,500,000 US Can Corp., Series B,
            10/01/10...................... 12.38     1,260,000
                                                  ------------
                                                     7,610,000
                                                  ------------
           CONTAINERS - PAPER/PLASTIC -- 0.96%
 2,000,000 ++Radnor Holdings, Inc.,
            03/15/10...................... 11.00     1,690,000
                                                  ------------
           ELECTRIC - GENERATION -- 1.75%
 3,000,000 AES Corp., 06/01/09............  9.50     3,090,000
                                                  ------------
           ELECTRIC - INTEGRATED -- 6.15%
 3,000,000 CMS Energy Corp., 10/15/07.....  9.88     3,210,000
 2,000,000 Illinois Power Co., 12/15/10... 11.50     2,400,000
 3,420,000 Mission Energy Holding Co.,
            07/15/08...................... 13.50     2,257,200
 3,000,000 PSEG Energy Holdings, Inc.,
            04/16/07......................  7.75     2,985,000
                                                  ------------
                                                    10,852,200
                                                  ------------

                      See Notes to Financial Statements.

Excelsior Funds Trust
Portfolio of Investments September 30, 2003
High Yield Fund -- (continued)


Principal                                           Value
 Amount                                    Rate    (Note 1)
----------                                -----  ------------
CORPORATE BONDS -- (continued)
           FINANCE - OTHER SERVICES -- 1.10%
$2,000,000 IOS Capital llc,
            06/30/08.....................  7.25% $  1,940,000
                                                 ------------
           FORESTRY -- 1.17%
 2,100,000 Tembec Industries, Inc.,
            06/30/09.....................  8.63     2,068,500
                                                 ------------
           FUNERAL SERVICES & RELATED ITEMS -- 1.16%
           Service Corp. International,
 2,000,000  04/15/09.....................  7.70     2,045,000
                                                 ------------
           GAMBLING - NON-HOTEL -- 0.61%
 1,000,000 Horseshoe Gaming Holdings
            Corp., 05/15/09..............  8.63     1,071,250
                                                 ------------
           GAS - DISTRIBUTION -- 1.14%
 2,000,000 ++SEMCO Energy, Inc.,
            05/15/13.....................  7.75     2,015,000
                                                 ------------
           LIFE/HEALTH INSURANCE -- 2.28%
 4,000,000 ++Americo Life, Inc., 05/01/13  7.88     4,015,000
                                                 ------------
           MACHINERY - FARM -- 0.61%
 1,000,000 AGCO Corp.,
            05/01/08.....................  9.50     1,080,000
                                                 ------------
           METAL - ALUMINUM -- 3.15%
 2,500,000 Century Aluminum Co.,
            04/15/08..................... 11.75     2,675,000
12,533,000 ++Ormet Corp., In Default,
            08/15/08..................... 11.00     2,882,590
                                                 ------------
                                                    5,557,590
                                                 ------------
           METAL/GLASS -- 1.17%
 2,000,000 Ball Corp.,
            12/15/12.....................  6.88     2,062,500
                                                 ------------
           MISCELLANEOUS MANUFACTURING -- 0.30%
   500,000 ++Reddy Ice Group, Inc.,
            08/01/11.....................  8.88       523,125
                                                 ------------
           MULTI-LINE INSURANCE -- 4.22%
 4,128,000 Allmerica Financial Corp.,
            10/15/25.....................  7.63     3,756,480
 1,000,000 American Financial Group,
            Inc., 04/15/09...............  7.13     1,042,015
 2,500,000 Willis Corroon Corp.,
            02/01/09.....................  9.00     2,640,625
                                                 ------------
                                                    7,439,120
                                                 ------------
           NON-HAZARDOUS WASTE DISPOSAL -- 1.23%
 2,000,000 Allied Waste North America,
            Series B, 08/01/09........... 10.00     2,167,500
                                                 ------------

Principal                                             Value
 Amount                                      Rate    (Note 1)
----------                                  -----  ------------
CORPORATE BONDS -- (continued)
           OFFICE AUTOMATION & EQUIPMENT -- 0.84%
$1,500,000 Xerox Corp.,
            06/15/13.......................  7.63% $  1,479,375
                                                   ------------
           OIL - EXPLORATION & PRODUCTION -- 0.60%
 1,000,000 ++Chesapeake Energy Corp.,
            09/15/13.......................  7.50     1,050,000
                                                   ------------
           OIL REFINING & MARKETING -- 1.87%
 3,000,000 Premcor Refining Group, Inc.,
            02/01/13.......................  9.50     3,300,000
                                                   ------------
           PAPER & RELATED PRODUCTS -- 4.67%
           Caraustar Industries, Inc.,
 1,000,000  04/01/11.......................  9.88       980,000
 2,000,000  06/01/09.......................  7.38     1,980,000
 2,000,000 Georgia-Pacific Corp.,
            11/01/21.......................  9.88     2,040,000
 1,000,000 Pacifica Papers, Inc.,
            03/15/09....................... 10.00     1,060,000
 2,000,000 Stone Container Corp.,
            02/01/11.......................  9.75     2,180,000
                                                   ------------
                                                      8,240,000
                                                   ------------
           PHYSICIANS PRACTICE MANAGEMENT -- 0.30%
   500,000 Ameripath, Inc.,
            04/01/13....................... 10.50       535,000
                                                   ------------
           PIPELINES -- 2.60%
 4,500,000 Williams Cos., Inc., 03/15/04...  9.25     4,590,000
                                                   ------------
           PRIVATE CORRECTIONS -- 0.30%
   500,000 ++Wackenhut Corrections Corp.,
            07/15/13.......................  8.25       521,250
                                                   ------------
           PUBLISHING - PERIODICALS -- 0.64%
 1,000,000 ++Dex Media West llc - Dex Media
            Finance Co., 08/15/13..........  9.88     1,130,000
                                                   ------------
           REAL ESTATE INVESTMENT TRUST -- 0.61%
 1,000,000 ++La Quinta Corp.,
            03/15/11.......................  8.88     1,083,750
                                                   ------------
           RENTAL AUTO/EQUIPMENT -- 1.76%
 3,000,000 United Rentals, Inc., Series B,
            01/15/09.......................  9.25     3,105,000
                                                   ------------
           RESORTS/THEME PARKS -- 0.84%
 1,500,000 Six Flags, Inc.,
            06/15/07.......................  9.75     1,473,750
                                                   ------------
           RETAIL - MAJOR DEPARTMENT STORE -- 0.93%
 1,000,000 JC Penny Co., Inc., 03/01/10....  8.00     1,097,500
   500,000 Saks, Inc.,
            11/15/08.......................  8.25       547,500
                                                   ------------
                                                      1,645,000
                                                   ------------


                      See Notes to Financial Statements.

Excelsior Funds Trust
Portfolio of Investments September 30, 2003
High Yield Fund -- (continued)

 Principal                                             Value
  Amount                                      Rate    (Note 1)
-----------                                  -----  ------------
CORPORATE BONDS -- (continued)
            SATELLITE TELECOM -- 1.19%
$ 2,000,000 PanAmSat Corp., 02/01/12........  8.50% $  2,095,000
                                                    ------------
            SEISMIC DATA COLLECTION -- 1.80%
  3,000,000 Compagnie Generale de
             Geophysique S.A.,
             11/15/07....................... 10.63     3,165,000
                                                    ------------
            SOAP & CLEANING PREPARATION -- 1.23%
  2,000,000 Johnsondiversey, Inc., Series B,
             05/15/12.......................  9.63     2,170,000
                                                    ------------
            SPECIAL PURPOSE ENTITY -- 0.31%
    500,000 ++Eircom Funding, 08/15/13......  8.25       537,500
                                                    ------------
            STEEL - PRODUCERS -- 0.78%
  2,000,000 AK Steel Corp., 06/15/12........  7.75     1,380,000
                                                    ------------
            TELECOM SERVICES -- 1.92%
 15,144,000 Frontier Corp., In Default,
             10/15/03.......................    --     1,287,240
  2,000,000 IPC Acquistion Corp.,
             12/15/09....................... 11.50     2,090,000
                                                    ------------
                                                       3,377,240
                                                    ------------
            TELEPHONE - INTEGRATED -- 3.29%
    500,000 Cincinnati Bell Telephone Co.
             MTN, 12/30/05..................  6.33       500,000
  3,000,000 ++Cincinnati Bell, Inc.,
             07/15/13.......................  7.25     2,970,000
  2,000,000 ++Qwest Services Corp.,
             12/15/10....................... 13.50     2,330,000
                                                    ------------
                                                       5,800,000
                                                    ------------
            TRANSPORTATION - MARINE -- 1.81%
  3,000,000 Overseas Shipholding Group,
             12/01/13.......................  8.75     3,198,750
                                                    ------------
            TOTAL CORPORATE BONDS
             (Cost $157,539,518)............         147,359,708
                                                    ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 13.61%
 24,000,000 Freddie Mac, Discount Note,
             10/01/03
             (Cost $24,000,000).............  0.95    24,000,000
                                                    ------------

                                                    Value
Shares                                             (Note 1)
------                         -                  -----------
WARRANTS -- 0.00%
67,340     +Loral Space & Communications, Expires
            12/26/06............................. $       673
 8,500     +Mikohn Gaming Corp.,
            Expires 8/15/08......................          85
                                                  -----------
           TOTAL WARRANTS
            (Cost $17,500).......................         758
                                                  -----------

TOTAL INVESTMENTS (Cost $181,557,018*)............  97.19%     $171,360,466
OTHER ASSETS & LIABILITIES (NET)..................   2.81         4,963,101
                                                   ------  -   ------------
NET ASSETS........................................ 100.00%     $176,323,567
                                                   ======  =   ============

--------
* For Federal tax purposes, the tax basis of investments aggregates
  $181,893,373.
+ Non-income producing security
++Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2003, these securities amounted to $29,598,528 or 16.79% of net assets.
Discount Note--The rate reported on the Portfolio of Investments is the discount rate at the time of purchase.
In Default--Security in default on interest payments.
L.P.--Limited Partnership
llc--Limited Liability Company
MTN--Medium Term Note
OID--Original Issue Discount

                      See Notes to Financial Statements.

                                EXCELSIOR FUNDS

                         NOTES TO FINANCIAL STATEMENTS

1.  Significant Accounting Policies:

   Excelsior Funds, Inc. ("Excelsior Fund") was incorporated under the laws of the State of Maryland on August 2, 1984. Excelsior Funds Trust (the "Trust") is a statutory trust organized under the laws of the State of Delaware on April 27, 1994. Excelsior Fund and the Trust are registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as open-end diversified management investment companies.

   Excelsior Fund and the Trust currently offer shares in seventeen and eight managed investment portfolios, respectively, each having its own investment objectives and policies. The following is a summary of significant accounting policies for the Managed Income Fund, Intermediate-Term Managed Income Fund and Short-Term Government Securities Fund, Portfolios of Excelsior Fund and High Yield Fund, a Portfolio of the Trust (the "Portfolios"). Such policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by Excelsior Fund and the Trust in the preparation of their financial statements. Accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

   The High Yield Fund offers two classes of shares: Shares and Institutional Shares. The Financial Highlights of the Institutional Shares as well as the financial statements for the remaining portfolios of Excelsior Fund, the Trust and Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund") are presented separately.

   (a) Portfolio valuation:

      Investments in securities that are traded on a recognized stock exchange are valued at the last sale price on the exchange on which such securities are primarily traded or at the last sale price on the national securities market. Securities traded over-the-counter are valued each business day on the basis of closing over-the-counter bid prices. Securities for which there were no transactions are valued at the average of the most recent bid prices (as calculated by an independent pricing service (the "Service") based upon its evaluation of the market for such securities) when, in the judgment of the Service, quoted bid prices for securities are readily available and are representative of the bid side of the market. Short-term debt instruments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and other assets for which market quotations are not readily available are valued at fair value pursuant to guidelines adopted by the Board of Directors with regard to Excelsior Fund or the Board of Trustees with regard to the Trust.

      Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors under the direction of the Board of Directors with regard to Excelsior Fund or the Board of Trustees with regard to the Trust. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.

      Investments in foreign debt securities having maturities of 60 days or less are valued at amortized cost, which approximates market value. All other foreign securities are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with policies established by the Board of Directors with regard to Excelsior Fund or the Board of Trustees with regard to the Trust. For valuation purposes, quotations of foreign securities in foreign currency are converted to United States dollars equivalent at the prevailing market rate on the day of conversion. The Portfolios do not isolate that portion of gains and losses on equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities. The Portfolios do isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon sale or maturity of foreign currency denominated debt obligations for Federal income tax purposes. The Portfolios report gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such components are treated as ordinary income or loss for Federal income tax purposes.

   (b) Security transactions and investment income:

      Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization of premiums and, when appropriate, discounts on investments, is earned from settlement date and is recorded on the accrual basis.

   (c) Concentration of risks:

      The High Yield Bond Fund is subject to special risks associated with investments in high yield bonds, which involve greater risk of default or downgrade and are more volatile than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of high yield bonds may be more susceptible than other issuers to economic downturns. High yield bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

   (d) Repurchase agreements:

      The Portfolios may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller's agreement to repurchase and the Portfolios' agreement to resell such securities at mutually agreed upon prices. Securities purchased subject to such repurchase agreements are deposited with the Portfolios' custodian or sub-custodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value not less than the repurchase price (including accrued interest).

      If the value of the underlying securities falls below the value of the repurchase price, the Portfolios will require the seller to deposit additional collateral by the next business day. Default or bankruptcy of the seller may, however, expose the applicable Portfolio to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

   (e) TBA Purchase Commitments

      The Managed Income Fund, Intermediate-Term Managed Income Fund and Short-Term Government Securities Fund may enter into "TBA" (To Be Announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Portfolio valuation" above.

   (f) Mortgage dollar rolls:

      The Portfolios may enter into mortgage dollar rolls (principally in securities referred to as TBAs, see Note 1e) in which the Portfolios sell mortgage securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities at an agreed upon price on a fixed date. The Portfolios account for such dollar rolls as purchases and sales and receive compensation as consideration for entering into the commitment to repurchase. The Portfolios must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that the Portfolios are required to purchase may decline below the agreed upon repurchase price of those securities.

   (g) Dividends and distributions to shareholders:

      Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforwards, are distributed to shareholders at least annually.

   (h) Expense allocation:

      Expenses incurred by Excelsior Fund and the Trust with respect to any two or more of their respective Portfolios are allocated in proportion to the average net assets of each of their respective Portfolios, except where allocations of direct expenses to each Portfolio can otherwise be fairly made. Expenses directly attributable to a Portfolio are charged to that Portfolio and expenses directly attributable to a particular class of shares in a Portfolio are charged to such class.

2. Investment Advisory Fee, Administration Fee, Distribution Expenses, Shareholder Servicing Fees and Related Party Transactions:

   United States Trust Company of New York ("U.S. Trust NY") and U.S. Trust Company, N.A. (collectively with U.S. Trust NY, "U.S. Trust"), acting through their respective registered investment advisory divisions, U.S. Trust New York Asset Management Division and U.S. Trust Company, N.A. Asset Management Division, serve as the investment adviser to the Portfolios. For the services provided pursuant to the Investment Advisory Agreements, U.S. Trust is entitled to receive a fee, computed daily and paid monthly, at the annual rates of 0.75% of the average daily net assets of the Managed Income Fund, 0.35% of the average daily net assets of the Intermediate-Term Managed Income Fund, 0.30% of the average daily net assets of the Short-Term Government Securities Fund and 0.80% of the average daily net assets of the High Yield Fund. U.S. Trust NY is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company, N.A. is a national bank organized under the laws of the United States. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company. U.S. Trust Corporation is a wholly-owned subsidiary of The Charles Schwab Corporation ("Schwab").

   U.S. Trust Company, N.A., SEI Investments Global Funds Services and Federated Services Company ("FSC") (collectively, the "Administrators") provide administrative services to Excelsior Fund and the Trust. For the services provided to the Portfolios, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of Excelsior Fund, Excelsior Tax-Exempt Fund and the Trust (excluding the international equity portfolios of Excelsior Fund and the Trust), all of which are affiliated investment companies, as follows: 0.200% of the first $200 million, 0.175% of the next $200 million, and 0.150% over $400 million. Administration fees payable by each Portfolio of the three investment companies are determined in proportion to the relative average daily net assets of the respective Portfolios for the period paid. Until further notice to the Portfolios, U.S. Trust Company, N.A. has voluntarily agreed to waive its portion of the administration fee in an amount equal to an annual rate of 0.04% of the average daily net assets of each Portfolio. For the six months ended September 30, 2003, administration fees charged by U.S. Trust Company, N.A. net of waivers, were as follows:

Managed Income Fund.................. $113,862
Intermediate-Term Managed Income Fund  156,693
Short-Term Government Securities Fund  194,634
High Yield Fund......................   17,667

   Currently, U.S. Trust is voluntarily limiting its investment advisory fee to 0.65% of the average daily net assets for Managed Income Fund.

   From time to time, as they may deem appropriate in their sole discretion, U.S. Trust and the Administrators may undertake to waive a portion or all of the fees payable to them and also may reimburse the Portfolios for a portion of other expenses. For the six months ended September 30, 2003, and until further notice, U.S. Trust has contractually agreed to waive investment advisory fees and to reimburse other ordinary operating expenses to the extent necessary to keep total operating expenses from exceeding the following annual percentages of each Portfolio's average daily net assets:

              Managed Income Fund........................... 0.90%
              Intermediate-Term Managed Income Fund......... 0.65%
              Short-Term Government Securities Fund......... 0.60%
              High Yield Fund--Shares....................... 1.05%
              High Yield Fund--Institutional Shares......... 0.80%

   For the six months ended September 30, 2003, pursuant to the above, U.S. Trust waived investment advisory fees as follows:

Managed Income Fund $203,051
High Yield Fund....  179,912

   Excelsior Fund and the Trust has also entered into shareholder servicing agreements with various service organizations (which may include U.S. Trust and its affiliates) requiring them to provide administrative support services to their customers owning shares of the Portfolios. As a consideration for the shareholder services provided by each service organization to its customers, each Portfolio will pay the service organization a shareholder servicing fee at the annual rate of up to 0.25% (0.40% prior to July 29, 2003) of the average daily net asset value of its shares held by the service organizations' customers. Such services may include assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements.

   During the six months ended September 30, 2003, a portion of the shareholder servicing fees charged to the Portfolios were paid to affiliates of U.S. Trust. U.S. Trust has voluntarily agreed to waive investment advisory and administration fees payable in an amount equal to a portion of the shareholder servicing fees paid to subsidiaries of U.S. Trust Corporation. For the six months ended September 30, 2003, shareholder servicing fees paid to affiliates of U.S. Trust and waivers by U.S. Trust of investment advisory and administration fees for shareholder servicing fees paid by the Portfolios are as follows:

                                                   Amount
                                                 Waived as      Amount
                                        Amount   Investment   Waived as
                                       Paid to    Advisory  Administration
                                      Affiliates    Fees         Fees
                                      ---------- ---------- --------------
Managed Income Fund..................  $ 84,340   $ 41,778          --
Intermediate-Term Managed Income Fund   285,307    208,778          --
Short-Term Government Securities Fund   400,664    290,351          --
High Yield Fund......................   265,877         --     $74,113

   With regard to multi-class Portfolios, U.S. Trust receives shareholder servicing fees at the annual rate of up to 0.25% of the average daily net asset value of each multi-class Portfolio's Shares class for which it provides shareholder servicing.

   Edgewood Services, Inc. ("the Distributor"), a wholly-owned subsidiary of Federated Investors, Inc., serves as the distributor of Excelsior Fund and the Trust. Shares of each Portfolio are sold without a sales charge on a continuous basis by the Distributor.

   Boston Financial Data Services, Inc. ("BFDS") serves as transfer agent to the Portfolios.

   The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, under which the Shares of High Yield Fund may compensate the Distributor monthly for its services which are intended to result in the sale of Portfolio Shares, in an amount not to exceed the annual rate of 0.25% of the daily net asset value of the Portfolio's outstanding shares. The Trust has voluntarily agreed to stop charging fees under the Distribution Plan and no fees have been charged for the six months ended September 30, 2003.

   Each Independent Director of Excelsior Fund receives an annual fee of $15,000, plus a meeting fee of $2,500 for each meeting attended, and is reimbursed for expenses incurred for attending meetings. The Chairman receives an additional annual fee of $7,500. Each member of the Nominating Committee receives an annual fee of $1,000 for services in connection with this committee. Independent Trustees of the Trust receive an annual fee of $6,000, plus a meeting fee of $1,000 for each meeting attended. The Chairman receives an additional fee of $5,000. Each member of the Nominating Committee receives an annual fee of $1,000 for services in connection with this committee. In addition, Directors and Trustees are reimbursed by Excelsior Fund and the Trust, respectively, for reasonable expenses incurred when acting in their capacity as Directors and Trustees.

3.  Purchases and Sales of Securities:

   For the six months ended September 30, 2003, purchases and sales of securities, excluding short-term investments, for the Portfolios aggregated:

                                       Purchases      Sales
                                      ------------ ------------
Managed Income Fund
   U.S. Government................... $131,445,759 $122,936,211
   Other.............................    8,759,678   24,803,489
Intermediate-Term Managed Income Fund
   U.S. Government...................  108,929,796   92,540,550
   Other.............................   65,835,870   85,273,622
Short-Term Government Securities Fund
   U.S. Government...................  520,738,802  583,062,709
   Other.............................   33,416,737   33,337,754
High Yield Fund
   U.S. Government...................    4,697,813    4,507,031
   Other.............................  174,463,487  193,056,140

4.  Federal Taxes:

   It is the policy of Excelsior Fund and the Trust that each Portfolio continue to qualify as regulated investment companies, if such qualification is in the best interest of the shareholders, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

   In order to avoid a Federal excise tax, each Portfolio is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective periods ending October 31 and December 31 in each calendar year.

   Dividends and distributions are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for deferral of losses on wash sales, defaulted bonds, market discount, and net capital losses incurred after October 31 and within the taxable year ("Post-October losses"). Accordingly, the following reclassifications, as of September 30, 2003 were made to/from the following accounts:

                 Undistributed  Accumulated
                 Net Investment Net Realized
                     Income         Gain     Paid-In-Capital
                 -------------- ------------ ---------------
High Yield Fund*   $2,687,444     $673,095     $(3,360,539)

--------
*  Estimate based on September 30, 2003 semi annual tax calculation.

   The tax character of dividends and distributions paid during the six months ended September 30, 2003 and year ended March 31, 2003 were as follows:

                                           Ordinary    Long-Term    Return of
                                            Income    Capital Gain   Capital      Total
                                          ----------- ------------ ----------- -----------
Managed Income Fund
   Six months ended September 30, 2003*.. $ 5,901,579          --           -- $ 5,901,579
   Year ended March 31, 2003.............  14,203,922  $  226,594           --  14,430,516
Intermediate-Term Managed Income Fund
   Six months ended September 30, 2003*..   7,170,123          --           --   7,170,123
   Year ended March 31, 2003.............  19,225,536   1,257,959           --  20,483,495
Short-Term Government Securities Fund
   Six months ended September 30, 2003*..   7,130,418          --           --   7,130,418
   Year ended March 31, 2003.............  14,149,448     456,543           --  14,605,991
High Yield Fund
   Six months ended September 30, 2003**.   4,884,411          --  $ 3,360,539   8,244,950
   Year ended March 31, 2003.............  42,429,596          --   20,720,784  63,150,380

--------
* Tax character of distributions cannot be determined until the Portfolio has completed its taxable year ending March 31, 2004, therefore distributions have currently been reflected as paid from ordinary/tax exempt income.
** Estimate based on September 30, 2003 semi annual tax calculations.

   As of March 31, 2003 (except for High Yield Fund which is estimated as of September 30, 2003), the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                                     Post-                    Unrealized      Other
                           Ordinary    Long-Term    October   Capital Loss   Appreciation   Temporary
                            Income   Capital Gains  Losses    Carryforward  (Depreciation) Differences      Total
                          ---------- ------------- ---------  ------------  -------------- -----------  ------------
Managed Income Fund...... $2,206,839  $2,018,502          --            --   $ 11,335,338  $(1,136,458) $ 14,424,221
Intermediate-Term Managed
 Income Fund.............  1,631,470   1,849,071          --            --     10,587,568   (1,440,762)   12,627,347
Short-Term Government
 Securities Fund.........  2,737,322          --   $(228,654)           --      5,683,347   (1,234,261)    6,957,754
High Yield Fund*.........         --          --          --  $(59,345,262)   (10,532,907)  (1,748,619)  (71,626,788)

--------
*  Estimate based on September 30, 2003 semi annual tax calculations

   Post-October losses are deemed to arise on the first business day of a Fund's next taxable year.

   For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. To the extent that such carryforwards are utilized, capital gain distributions will be reduced. At September 30, 2003, the following Portfolios had capital loss carryforwards for Federal tax purposes available to offset future net capital gains through the indicated expiration dates:

                 Expiration Date Expiration Date Expiration Date
                 March 31, 2010  March 31, 2011  March 31, 2012
                 --------------- --------------- ---------------
High Yield Fund*   $2,181,571      $17,456,849     $39,706,842

--------
*  Estimate based on September 30, 2003 semi annual tax calculations.

   At September 30, 2003, aggregate gross unrealized appreciation for all securities for which there was an excess of value over estimated tax cost and aggregate gross unrealized depreciation for all securities for which there was an excess of estimated tax cost over value is as follows:

                                        Federal     Tax Basis     Tax Basis    Net Unrealized
                                          Tax       Unrealized    Unrealized    Appreciation
                                         Cost      Appreciation (Depreciation) (Depreciation)
                                      ------------ ------------ -------------- --------------
Managed Income Fund.................. $265,414,896 $12,317,031   $ (1,039,552)  $ 11,277,479
Intermediate-Term Managed Income
  Fund...............................  381,994,696  12,243,042       (901,781)    11,341,261
Short-Term Government Securities Fund  473,068,366   3,507,177       (972,043)     2,535,134
High Yield Fund*.....................  181,893,373   4,912,321    (15,445,228)   (10,532,907)

--------
*  Estimate based on September 30, 2003 semi annual tax calculations.

   Post-October losses are deemed to arise on the first business day of a Fund's next taxable year.

5.  Capital Transactions:

   Excelsior Fund has authorized capital of 35 billion shares of Common Stock,
30.875 billion of which is currently classified to represent interests in certain classes of shares. Authorized capital currently classified for each Portfolio is as follows: 750 million shares of the Managed Income Fund, 1.5 billion shares of the Intermediate-Term Managed Income Fund, and 1 billion shares of the Short-Term Government Securities Fund. Each share has a par value of $0.001 and represents an equal proportionate interest in the particular Portfolio with other shares of the same Portfolio, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Portfolio as are declared at the discretion of Excelsior Fund's Board of Directors. The Trust currently has authorized an unlimited number of shares of beneficial interest of each class of each Portfolio. Each share has a par value of $0.00001 and represents an equal proportionate interest in the particular Portfolio with other shares of the same Portfolio, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Portfolio as are declared at the discretion of the Trust's Board of Trustees.

                                                    Managed Income Fund
                                    --------------------------------------------------
                                    Six Months Ended 09/30/03    Year Ended 03/31/03
                                    ------------------------  ------------------------
                                      Shares       Amount       Shares       Amount
                                    ----------  ------------  ----------  ------------
Sold...............................  3,359,692  $ 31,962,079  10,169,255  $ 94,109,119
Issued as reinvestment of dividends    180,495     1,708,120     365,026     3,382,307
Redeemed........................... (5,691,700)  (53,493,259) (7,142,371)  (66,072,813)
                                    ----------  ------------  ----------  ------------
Net Increase (Decrease)............ (2,151,513) $(19,823,060)  3,391,910  $ 31,418,613
                                    ==========  ============  ==========  ============


                                              Intermediate-Term Managed Income Fund
                                     ------------------------------------------------------
                                      Six Months Ended 09/30/03      Year Ended 03/31/03
                                     --------------------------  --------------------------
                                        Shares        Amount        Shares        Amount
                                     -----------  -------------  -----------  -------------
Sold................................   7,019,230  $  52,229,872   25,421,360  $ 185,060,507
Issued as reinvestment of dividends.      52,694        391,742      119,659        872,324
Redeemed............................  (9,669,003)   (71,811,804)  (9,301,165)   (67,792,241)
                                     -----------  -------------  -----------  -------------
Net Increase (Decrease).............  (2,597,079) $ (19,190,190)  16,239,854  $ 118,140,590
                                     ===========  =============  ===========  =============

                                              Short-Term Government Securities Fund
                                     ------------------------------------------------------
                                      Six Months Ended 09/30/03      Year Ended 03/31/03
                                     --------------------------  --------------------------
                                        Shares        Amount        Shares        Amount
                                     -----------  -------------  -----------  -------------
Sold................................  33,016,485  $ 240,524,365   68,119,920  $ 495,272,695
Issued as reinvestment of dividends.      93,172        676,245      180,819      1,316,935
Redeemed............................ (35,479,253)  (257,796,989) (27,201,510)  (198,060,431)
                                     -----------  -------------  -----------  -------------
Net Increase (Decrease).............  (2,369,596) $ (16,596,379)  41,099,229  $ 298,529,199
                                     ===========  =============  ===========  =============

                                                         High Yield Fund
                                     ------------------------------------------------------
                                      Six Months Ended 09/30/03      Year Ended 03/31/03
                                     --------------------------  --------------------------
                                        Shares        Amount        Shares        Amount
                                     -----------  -------------  -----------  -------------
Sold:
   Shares...........................  19,427,180  $  83,593,711   26,619,786  $ 124,891,845
   Institutional Shares.............     848,570      3,630,233    5,477,986     28,689,696
Issued as reinvestment of dividends:
   Shares...........................     217,167        944,160      991,149      4,442,208
   Institutional Shares.............       5,484         23,832       90,925        471,712
Redeemed:
   Shares........................... (18,815,541)   (81,555,465) (22,541,900)   (99,348,474)
   Institutional Shares.............  (4,435,241)   (19,539,717)  (4,001,115)   (17,456,381)
                                     -----------  -------------  -----------  -------------
Net Increase (Decrease).............  (2,752,381) $ (12,903,246)   6,636,031  $  41,690,606
                                     ===========  =============  ===========  =============

6.  Line of Credit:

   The Portfolios and other affiliated funds participate in a $50 million unsecured line of credit provided by The JPMorgan Chase Bank under a line of credit agreement. Borrowings may be made to temporarily finance the repurchase of Portfolio shares. Interest is charged to each Portfolio, based on its borrowings, at a rate equal to the Federal Funds Rate plus up to 0.50% per year. In addition, a commitment fee, equal to an annual rate of 0.15% of the average daily unused portion of the line of credit, is allocated among the participating Portfolios at the end of each quarter. For the six months ended September 30, 2003, the Portfolios had no borrowings under the agreement.

7. Subsequent Events:

   U.S. Trust and Excelsior Fund, the Trust and Excelsior Tax-Exempt Fund (Excelsior Fund, the Trust and Excelsior Tax-Exempt Fund, collectively, the "Companies") have been contacted by the Office of the New York State Attorney General (the "NYAG") and U.S. Trust has been contacted by the U.S. Securities and Exchange Commission (the "SEC") in connection with their investigation of practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. U.S. Trust and the Companies have been providing full cooperation with respect to these investigations.

   U.S. Trust continues to review the facts and circumstances relevant to the SEC's and the NYAG's investigations. At the present time, management of U.S. Trust is unable to estimate the impact, if any, that the outcome of these investigations may have on the Companies.

   On November 20, 2003, a class action complaint was filed in the United States District Court for the Northern District of California against Schwab, Charles Schwab & Co., Inc. (collectively, "Charles Schwab"), U.S. Trust, the Companies and Doe Defendants. The action, which is brought on behalf of all purchasers, redeemers and holders of the Companies, who purchased, held or otherwise acquired shares of the Companies from November 23, 1998, through November 14, 2003, inclusive (the "Class Period"), alleges violations of the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940 and for common law breach of fiduciary duties. The complaint alleges that during the Class Period, Charles Schwab, U.S. Trust and the Companies allowed the Doe Defendants and others to engage in illegal and improper trading practices, in concert with certain institutional traders, which caused financial injury to the shareholders of the Companies. U.S. Trust and the Companies are evaluating the claims in the complaint and intend to vigorously defend them. At the present time, management of U.S. Trust is unable to estimate the impact, if any, that the outcome of this action may have on the Companies. U.S. Trust believes that additional lawsuits, similar to this lawsuit, may be filed in the future against Charles Schwab, U.S. Trust, the Companies and related parties.

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders and Boards of Directors/Trustees of Excelsior Funds, Inc. and Excelsior Funds Trust

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Managed Income, Intermediate-Term Managed Income, Short-Term Government Securities, and High Yield Funds (three of the portfolios constituting the Excelsior Funds, Inc., and one of the portfolios constituting the Excelsior Funds Trust) (collectively, the "Funds") as of September 30, 2003, and the related statements of operations for the period from April 1, 2003 to September 30, 2003, the statements of changes in net assets for the period from April 1, 2003 to September 30, 2003 and for the year ended March 31, 2003, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Managed Income, Intermediate-Term Managed Income, Short-Term Government Securities, and High Yield Funds at September 30, 2003, the results of their operations for the period from April 1, 2003 to September 30, 2003, the changes in their net assets for the period from April 1, 2003 to September 30, 2003 and for the year ended March 31, 2003, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                          [LOGO] Ernst & Young LLP

Boston, Massachusetts
November 11, 2003

                                                                   SA-TXBL-0903

Investment Advisers
United States Trust Company of New York
114 West 47th Street
New York, NY 10036

U.S. Trust Company, N.A.
225 High Ridge Road
Stamford, CT 06905

Transfer Agent
Boston Financial Data Services, Inc.
66 Brooks Drive
Braintree, MA 02184
(800) 881-9358

Distributor
Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237


SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, BANK INSURANCE FUND, FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN A FUND IS SUBJECT TO RISK OF PRINCIPAL.



[LOGO] Excelsior Funds

                                Excelsior Funds
                             Institutional Shares

                                  EQUITY FUND
                         VALUE AND RESTRUCTURING FUND
                              MID CAP VALUE FUND
                              OPTIMUM GROWTH FUND
                                  INCOME FUND
                            TOTAL RETURN BOND FUND
                           INTERNATIONAL EQUITY FUND
                                HIGH YIELD FUND


                              Semi-Annual Report
                              September 30, 2003

Excelsior Funds Trust
Schedule of Investments
September 30, 2003

Equity Fund

Shares                                                       Value
------                                                    -----------
COMMON STOCKS -- 99.83%
       CONSUMER DISCRETIONARY -- 15.88%
46,766 +AOL Time Warner, Inc............................. $   706,634
22,635 +Coach, Inc.......................................   1,235,871
48,234 +Comcast Corp., Class A Special...................   1,427,244
47,898 +Fossil, Inc......................................   1,159,131
19,612 +InterActiveCorp..................................     649,942
78,011 John Wiley & Sons, Class A........................   2,027,506
79,956 +Liberty Media Corp., Class A.....................     797,161
22,155 +Mohawk Industries, Inc...........................   1,580,095
36,900 Wal-Mart Stores, Inc..............................   2,060,865
                                                          -----------
                                                           11,644,449
                                                          -----------
       CONSUMER STAPLES -- 3.68%
26,130 Gillette Co.......................................     835,637
56,880 Sysco Corp........................................   1,860,545
                                                          -----------
                                                            2,696,182
                                                          -----------
       ENERGY -- 8.28%
18,126 Apache Corp.......................................   1,256,857
25,213 BP plc ADR........................................   1,061,467
23,273 ConocoPhillips....................................   1,274,197
38,353 Exxon Mobil Corp..................................   1,403,720
28,841 +Nabors Industries Ltd............................   1,074,615
                                                          -----------
                                                            6,070,856
                                                          -----------
       FINANCIAL -- 19.58%
47,549 Allstate Corp.....................................   1,736,965
32,743 American International Group......................   1,889,271
55,504 Citigroup, Inc....................................   2,525,987
26,783 Goldman Sachs Group, Inc..........................   2,247,094
28,359 Hartford Financial Services Group, Inc............   1,492,534
89,055 US Bancorp........................................   2,136,430
45,110 Wells Fargo & Co..................................   2,323,165
                                                          -----------
                                                           14,351,446
                                                          -----------
       HEALTH CARE -- 16.90%
 9,341 +Amgen, Inc.......................................     602,027
11,830 +Barr Laboratories, Inc...........................     806,924
 4,498 +Genentech, Inc...................................     360,470
29,146 Johnson & Johnson.................................   1,443,310
32,432 +Lincare Holdings, Inc............................   1,187,336
 4,151 +Medco Health Solutions, Inc......................     107,635
32,757 Medtronic, Inc....................................   1,536,958
34,433 Merck & Co., Inc..................................   1,742,999
49,160 Pfizer, Inc.......................................   1,493,481
13,192 Teva Pharmaceutical Industries ADR................     754,582
13,390 +WellPoint Health Networks........................   1,032,101
28,716 Wyeth.............................................   1,323,808
                                                          -----------
                                                           12,391,631
                                                          -----------

Shares                                                       Value
------                                                    -----------
COMMON STOCKS -- (continued)
       INDUSTRIALS -- 14.08%
21,765 Caterpillar, Inc.................................. $ 1,498,303
24,133 Danaher Corp......................................   1,782,463
60,383 General Electric Co...............................   1,800,017
15,713 Illinois Tool Works, Inc..........................   1,041,143
28,998 +Jacobs Engineering Group, Inc....................   1,307,810
30,231 Lockheed Martin Corp..............................   1,395,161
31,539 W.W. Grainger, Inc................................   1,499,680
                                                          -----------
                                                           10,324,577
                                                          -----------
       INFORMATION TECHNOLOGY -- 14.96%
67,101 +Accenture Ltd., Class A..........................   1,499,036
25,989 +Analog Devices, Inc..............................     988,102
37,262 +Applied Materials, Inc...........................     675,187
67,316 +Cisco Systems, Inc...............................   1,314,008
36,701 Intel Corp........................................   1,007,809
13,157 International Business Machines Corp..............   1,162,158
 9,178 +Lexmark International, Inc.......................     578,306
76,221 Microsoft Corp....................................   2,118,182
29,575 SAP AG ADR........................................     899,376
31,660 Texas Instruments, Inc............................     721,848
                                                          -----------
                                                           10,964,012
                                                          -----------
       RAW/INTERMEDIATE MATERIALS -- 2.19%
58,807 Aracruz Celulose S.A. ADR.........................   1,605,431
                                                          -----------
       REAL ESTATE -- 1.98%
45,196 St. Joe Co........................................   1,449,888
                                                          -----------
       TELECOMMUNICATION -- 2.30%
33,039 SBC Communications, Inc...........................     735,118
29,407 Verizon Communications, Inc.......................     953,963
                                                          -----------
                                                            1,689,081
                                                          -----------
       TOTAL COMMON STOCKS (Cost $76,707,601)............  73,187,553
                                                          -----------

TOTAL INVESTMENTS (Cost $76,707,601*).............  99.83% $73,187,553
OTHER ASSETS & LIABILITIES (NET)..................   0.17      125,558
                                                   ------  -----------
NET ASSETS........................................ 100.00% $73,313,111
                                                   ======  ===========

--------
* For Federal tax purposes, the tax basis of investments aggregates $76,951,078. + Non-income producing security
ADR--American Depositary Receipt
plc--public limited company

                      See Notes to Financial Statements.

Excelsior Funds, Inc.
Schedule of Investments
September 30, 2003

Value and Restructuring Fund

 Shares                                                          Value
---------                                                    --------------
COMMON STOCKS -- 95.58%
          CONSUMER DISCRETIONARY -- 19.70%
1,525,000 Black & Decker Corp............................... $   61,838,750
1,010,000 Centex Corp.......................................     78,658,800
  673,000 Harman International Industries, Inc..............     66,189,550
  275,000 +Journal Communications, Inc., Class A............      4,551,250
3,000,000 +Liberty Media Corp., Class A.....................     29,910,000
1,700,000 TJX Cos., Inc.....................................     33,014,000
  600,000 Viacom, Inc., Class B.............................     22,980,000
5,600,000 +XM Satellite Radio Holdings, Inc., Class A.......     86,856,000
1,000,000 +Zale Corp........................................     44,410,000
                                                             --------------
                                                                428,408,350
                                                             --------------
          CONSUMER STAPLES -- 9.71%
  800,000 Avon Products, Inc................................     51,648,000
1,350,000 ConAgra Foods, Inc................................     28,674,000
1,950,000 +Dean Foods Co....................................     60,508,500
1,450,000 Kraft Foods, Inc., Class A........................     42,775,000
1,195,000 Loews Corp.-Carolina Group........................     27,485,000
                                                             --------------
                                                                211,090,500
                                                             --------------
          ENERGY -- 5.48%
  575,000 Burlington Resources, Inc.........................     27,715,000
  625,000 ConocoPhillips....................................     34,218,750
  750,000 Devon Energy Corp.................................     36,142,500
  550,000 Noble Energy, Inc.................................     21,065,000
                                                             --------------
                                                                119,141,250
                                                             --------------
          FINANCIAL -- 21.12%
  800,000 Ace Ltd...........................................     26,464,000
1,325,000 Amvescap plc ADR..................................     20,126,750
  700,000 CIT Group, Inc....................................     20,132,000
1,100,000 Citigroup, Inc....................................     50,061,000
  425,000 Freddie Mac.......................................     22,248,750
1,100,000 JP Morgan Chase & Co..............................     37,763,000
  575,000 Lehman Brothers Holdings, Inc.....................     39,721,000
  650,000 Loews Corp........................................     26,240,500
1,915,163 MCG Capital Corp..................................     29,742,481
  825,000 Mellon Financial Corp.............................     24,865,500
1,100,000 Metlife, Inc......................................     30,855,000
  655,000 Morgan Stanley....................................     33,051,300
  700,000 PNC Financial Services Group, Inc.................     33,306,000
1,300,000 Travelers Property Casualty Corp., Class A........     20,644,000
  525,000 Washington Mutual, Inc............................     20,669,250
  300,000 XL Capital Ltd., Class A..........................     23,232,000
                                                             --------------
                                                                459,122,531
                                                             --------------

 Shares                                                          Value
---------                                                    --------------
COMMON STOCKS -- (continued)
          HEALTH CARE -- 4.93%
  350,000 AmerisourceBergen Corp............................ $   18,917,500
  300,000 Baxter International, Inc.........................      8,718,000
1,000,000 Bristol-Myers Squibb Co...........................     25,660,000
  650,000 HCA, Inc..........................................     23,959,000
  650,000 Wyeth.............................................     29,965,000
                                                             --------------
                                                                107,219,500
                                                             --------------
          INDUSTRIALS -- 13.42%
1,700,000 +Cendant Corp.....................................     31,773,000
  825,000 Deluxe Corp.......................................     33,115,500
  647,800 Koninklijke Philips Electronics N.V. (NY Shares)..     14,847,576
1,050,000 Ryder System, Inc.................................     30,786,000
1,200,000 Tyco International Ltd............................     24,516,000
1,000,000 Union Pacific Corp................................     58,170,000
2,400,000 +United Rentals, Inc..............................     38,616,000
  450,000 United Technologies Corp..........................     34,776,000
1,050,000 Viad Corp.........................................     25,074,000
                                                             --------------
                                                                291,674,076
                                                             --------------
          INFORMATION TECHNOLOGY -- 7.27%
1,500,000 Harris Corp.......................................     53,685,000
  215,000 International Business Machines Corp..............     18,990,950
1,150,000 Nokia Oyj ADR.....................................     17,940,000
  400,000 Qualcomm, Inc.....................................     16,656,000
1,425,000 Texas Instruments, Inc............................     32,490,000
1,350,000 +Unisys Corp......................................     18,265,500
                                                             --------------
                                                                158,027,450
                                                             --------------
          MATERIALS -- 1.04%
1,000,000 Cambrex Corp......................................     22,700,000
                                                             --------------
          RAW/INTERMEDIATE MATERIALS -- 8.34%
  300,000 Alcoa, Inc........................................      7,848,000
  750,000 ++CONSOL Energy, Inc..............................     13,657,500
1,400,000 Georgia-Pacific Corp..............................     33,936,000
  900,000 Lafarge North America, Inc........................     31,320,000
1,150,000 +Plantronics, Inc.................................     27,450,500
  700,000 PPG Industries, Inc...............................     36,554,000
1,750,000 +Vishay Intertechnology, Inc......................     30,660,000
                                                             --------------
                                                                181,426,000
                                                             --------------
          REAL ESTATE -- 0.99%
2,000,000 +Host Marriott Corp...............................     21,460,000
                                                             --------------
          TELECOMMUNICATION -- 1.49%
1,650,000 +Nextel Communications, Inc., Class A.............     32,406,000
                                                             --------------

                      See Notes to Financial Statements.

Excelsior Funds, Inc.
Schedule of Investments
September 30, 2003

Value and Restructuring Fund -- (continued)

 Shares                                                          Value
---------                                                    --------------
COMMON STOCKS -- (continued)
          UTILITIES -- 2.09%
  900,000 Duke Energy Corp.................................. $   16,029,000
  700,000 Public Service Enterprise Group, Inc..............     29,400,000
                                                             --------------
                                                                 45,429,000
                                                             --------------
          TOTAL COMMON STOCKS (Cost $1,773,736,464).........  2,078,104,657
                                                             --------------
FOREIGN COMMON STOCKS -- 0.97%
          ITALY -- 0.52%
1,800,000 +Enel S.p.A.......................................     11,196,000
                                                             --------------
          UNITED KINGDOM -- 0.45%
  880,000 +Severn Trent plc.................................      9,838,400
                                                             --------------
          TOTAL FOREIGN COMMON STOCKS (Cost $21,307,259)....     21,034,400
                                                             --------------
CONVERTIBLE PREFERRED STOCKS -- 1.95%
          CONSUMER DISCRETIONARY -- 1.34%
  995,000 +Adelphia Communications, Preferred Exchange,
           7.50%............................................        965,150
  650,000 Ford Motor Co. Capital Trust II, Preferred
           Exchange, 6.50%..................................     28,151,500
                                                             --------------
                                                                 29,116,650
                                                             --------------
          HEALTH CARE -- 0.61%
  250,000 Baxter International, Inc., Preferred Exchange,
           7.00%............................................     13,162,500
                                                             --------------
          TOTAL CONVERTIBLE PREFERRED STOCKS (Cost
           $53,043,314).....................................     42,279,150
                                                             --------------

 Principal
  Amount                                                           Value
-----------                                                    --------------
CONVERTIBLE BOND -- 0.55%
            UTILITIES -- 0.55%
$   425,000 @Centerpoint Energy, Inc., Convertible to 1.4250
             Shares, 2.00%, 09/15/29 (Cost $9,832,110)........ $   11,955,250
                                                               --------------
REPURCHASE AGREEMENT -- 0.53%
 11,597,000 # JP Morgan Chase Securities, Inc., Repurchase
             Agreement, 0.65%, dated 9/30/03, due 10/1/03, to
             be repurchased at $11,597,209 (Cost $11,597,000).     11,597,000
                                                               --------------

TOTAL INVESTMENTS (Cost $1,869,516,147*)..........  99.58% $2,164,970,457
OTHER ASSETS & LIABILITIES (NET)..................   0.42       9,175,888
                                                   ------  --------------
NET ASSETS........................................ 100.00% $2,174,146,345
                                                   ======  ==============

--------
* For Federal tax purposes, the tax basis of investments aggregates $1,870,296,503.
+ Non-income producing security
++Security exempt from registration under Rule 144A of the Securities Act of 1933. This security mat be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2003, these securities amounted to $13,657,500 or 0.63% of net assets.
# The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.
@ Variable Rate Security--The rate reported is the rate in effect as of
  September 30, 2003.
ADR--American Depositary Receipt
plc--public limited company

                      See Notes to Financial Statements.

Excelsior Funds Trust
Schedule of Investments
September 30, 2003

Mid Cap Value Fund

Shares                                                        Value
-------                                                    ------------
COMMON STOCKS -- 95.37%
        CONSUMER DISCRETIONARY -- 25.79%
 40,000 +Autozone, Inc.................................... $  3,581,200
100,000 +Best Buy Co., Inc................................    4,752,000
120,000 Black & Decker Corp...............................    4,866,000
275,000 Brink's Co........................................    4,774,000
  2,250 +Cavco Industries, Inc............................       45,900
 45,000 Centex Corp.......................................    3,504,600
180,000 Newell Rubbermaid, Inc............................    3,900,600
 50,000 Polaris Industries, Inc...........................    3,707,500
110,000 Sherwin-Williams Co...............................    3,235,100
225,000 TJX Cos., Inc.....................................    4,369,500
450,000 +United Rentals, Inc..............................    7,240,500
115,000 +Zale Corp........................................    5,107,150
                                                           ------------
                                                             49,084,050
                                                           ------------
        CONSUMER STAPLES -- 2.20%
135,000 +Dean Foods Co....................................    4,189,050
                                                           ------------
        ENERGY -- 7.09%
100,380 Devon Energy Corp.................................    4,837,312
125,000 +Noble Corp.......................................    4,248,750
125,000 Occidental Petroleum Corp.........................    4,403,750
                                                           ------------
                                                             13,489,812
                                                           ------------
        FINANCIAL -- 9.70%
160,000 Ace Ltd...........................................    5,292,800
 60,000 CIT Group, Inc....................................    1,725,600
110,000 +Investment Technology Group, Inc.................    2,109,800
 80,000 Lehman Brothers Holdings, Inc.....................    5,526,400
205,000 Sovereign Bancorp, Inc............................    3,802,750
                                                           ------------
                                                             18,457,350
                                                           ------------
        HEALTH CARE -- 9.24%
 80,000 AmerisourceBergen Corp............................    4,324,000
170,000 Health Management Associates, Inc., Class A.......    3,707,700
310,000 +Human Genome Sciences, Inc.......................    4,231,500
 80,000 +Shire Pharmaceuticals plc ADR....................    1,768,800
245,000 +Tenet Healthcare Corp............................    3,547,600
                                                           ------------
                                                             17,579,600
                                                           ------------
        INDUSTRIALS -- 11.09%
290,000 +Cendant Corp.....................................    5,420,100
160,000 Lincoln Electric Holdings, Inc....................    3,542,400
150,000 +Mueller Industries, Inc..........................    3,817,500
385,000 Onex Corp.........................................    4,177,250
120,000 York International Corp...........................    4,150,800
                                                           ------------
                                                             21,108,050
                                                           ------------
        INFORMATION TECHNOLOGY -- 9.59%
310,000 +Comverse Technology, Inc.........................    4,637,600
130,000 Harris Corp.......................................    4,652,700
 75,000 +National Semiconductor Corp......................    2,421,750
120,000 +Storage Technology Corp..........................    2,896,800
305,000 Symbol Technologies, Inc..........................    3,644,750
                                                           ------------
                                                             18,253,600
                                                           ------------

Shares                                                        Value
-------                                                    ------------
COMMON STOCKS -- (continued)
        RAW/INTERMEDIATE MATERIALS -- 7.38%
220,000 Aracruz Celulose S.A. ADR......................... $  6,006,000
210,000 Georgia-Pacific Corp..............................    5,090,400
280,200 +Shaw Group, Inc..................................    2,944,902
                                                           ------------
                                                             14,041,302
                                                           ------------
        REAL ESTATE -- 2.02%
120,000 St. Joe Co........................................    3,849,600
                                                           ------------
        TECHNOLOGY -- 2.48%
270,000 +Vishay Intertechnology, Inc......................    4,730,400
                                                           ------------
        TELECOMMUNICATION -- 2.32%
250,000 +IDT Corp.........................................    4,420,000
                                                           ------------
        UTILITIES -- 6.47%
500,000 Centerpoint Energy, Inc...........................    4,585,000
425,000 EL Paso Corp......................................    3,102,500
110,000 Public Service Enterprise Group, Inc..............    4,620,000
                                                           ------------
                                                             12,307,500
                                                           ------------
        TOTAL COMMON STOCKS (Cost $160,762,540)...........  181,510,314
                                                           ------------
FOREIGN COMMON STOCKS -- 1.19%
        NETHERLANDS -- 1.19%
 65,000 +Hunter Douglas N.V. (Cost $2,400,911)............    2,270,320
                                                           ------------
CONVERTIBLE PREFERRED STOCKS -- 0.70%
        ENERGY -- 0.70%
100,000 Williams Cos., Inc.,
         Preferred Exchange, 9.00% (Cost $523,940)........    1,331,000
                                                           ------------

Principal
 Amount
----------
REPURCHASE AGREEMENT -- 2.94%
$5,592,000 #JP Morgan Chase Securities, Inc., Repurchase
            Agreement, 0.65%, dated 9/30/03, due 10/01/03,
            to be repurchased at $5,592,101 (Cost $5,592,000)   5,592,000
                                                              -----------

TOTAL INVESTMENTS (Cost $169,279,391*)............ 100.20% $190,703,634
OTHER ASSETS & LIABILITIES (NET)..................  (0.20)     (369,766)
                                                   ------  ------------
NET ASSETS........................................ 100.00% $190,333,868
                                                   ======  ============

--------
* Aggregate cost for Federal tax and book purposes.
+ Non-income producing security
# The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.
ADR--American Depositary Receipt
plc--public limited company

                      See Notes to Financial Statements.

Excelsior Funds Trust
Schedule of Investments
September 30, 2003

Optimum Growth Fund

Shares                                                       Value
------                                                    -----------
COMMON STOCKS -- 97.04%
       CONSUMER DISCRETIONARY -- 22.25%
30,300 Carnival Corp..................................... $   996,567
22,600 +Comcast Corp., Class A...........................     696,984
23,000 Home Depot, Inc...................................     732,550
15,600 +Kohl's Corp......................................     834,600
19,700 Lowe's Cos., Inc..................................   1,022,430
 2,000 +Mohawk Industries, Inc...........................     142,640
20,000 Procter & Gamble Co...............................   1,856,400
15,000 Target Corp.......................................     564,450
19,200 Wal-Mart Stores, Inc..............................   1,072,320
                                                          -----------
                                                            7,918,941
                                                          -----------
       CONSUMER STAPLES -- 1.88%
10,200 Coca-Cola Co......................................     438,192
 5,000 PepsiCo, Inc......................................     229,150
                                                          -----------
                                                              667,342
                                                          -----------
       ENERGY -- 0.14%
 1,500 +BJ Services Co...................................      51,255
                                                          -----------
       FINANCIAL -- 8.16%
12,200 AMBAC Financial Group, Inc........................     780,800
 5,000 Fannie Mae........................................     351,000
 7,700 Lehman Brothers Holdings, Inc.....................     531,916
17,000 SEI Investments Co................................     552,500
17,700 SLM Corp..........................................     689,592
                                                          -----------
                                                            2,905,808
                                                          -----------
       HEALTH CARE -- 28.96%
 2,900 Abbott Laboratories...............................     123,395
15,300 +Amgen, Inc.......................................     986,085
17,200 +Boston Scientific Corp...........................   1,097,360
50,300 +Caremark Rx, Inc.................................   1,136,780
 5,000 Eli Lilly & Co....................................     297,000
18,000 +Genzyme Corp.-General Division...................     830,880
18,300 +Gilead Sciences, Inc.............................   1,023,519
20,410 Medtronic, Inc....................................     957,637
13,700 +Patterson Dental Co..............................     788,846
21,720 Pfizer, Inc.......................................     659,854
18,200 Teva Pharmaceutical Industries ADR................   1,041,040
 2,400 UnitedHealth Group, Inc...........................     120,768
15,000 Wyeth.............................................     691,500
10,000 +Zimmer Holdings, Inc.............................     551,000
                                                          -----------
                                                           10,305,664
                                                          -----------
       INDUSTRIALS -- 5.64%
12,400 +Apollo Group, Inc., Class A......................     818,524
16,000 General Electric Co...............................     476,960
17,100 +Weight Watchers International, Inc...............     711,360
                                                          -----------
                                                            2,006,844
                                                          -----------

 Shares                                                          Value
----------                                                    -----------
COMMON STOCKS -- (continued)
           INFORMATION TECHNOLOGY -- 27.31%
    17,500 +Affiliated Computer Services, Inc., Class A...... $   852,075
    20,000 +Analog Devices, Inc..............................     760,400
    31,400 +Broadcom Corp., Class A..........................     835,240
    23,000 +Dell, Inc........................................     767,740
     3,000 +eBay, Inc........................................     160,140
     6,100 +Electronic Arts, Inc.............................     562,054
    25,300 First Data Corp...................................   1,010,988
    15,500 Microsoft Corp....................................     430,745
     1,000 +Novellus Systems, Inc............................      33,550
     5,000 Qualcomm, Inc.....................................     208,200
    27,200 SAP AG ADR........................................     827,152
    16,100 +Symantec Corp....................................   1,014,622
    67,000 Symbol Technologies, Inc..........................     800,650
    23,600 +Synopsys, Inc....................................     728,060
    27,000 Texas Instruments, Inc............................     615,600
     4,000 +Xilinx, Inc......................................     113,640
                                                              -----------
                                                                9,720,856
                                                              -----------
           TELECOMMUNICATION -- 2.70%
    30,200 +UTStarcom, Inc...................................     960,662
                                                              -----------
           TOTAL COMMON STOCKS (Cost $30,740,864)............  34,537,372
                                                              -----------

Principal
 Amount
----------
REPURCHASE AGREEMENT -- 2.96%
$1,053,000 #JP Morgan Chase Securities, Inc., Repurchase
            Agreement, 0.65%, dated 9/30/03, due 10/1/03, to
            be repurchased at $1,053,019 (Cost $1,053,000)...   1,053,000
                                                              -----------

TOTAL INVESTMENTS (Cost $31,793,864*)............. 100.00% $35,590,372
OTHER ASSETS & LIABILITIES (NET)..................   0.00          714
                                                   ------  -----------
NET ASSETS........................................ 100.00% $35,591,086
                                                   ======  ===========

--------
* Aggregate cost for Federal tax and book purposes.
+ Non-income producing security
# The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.
ADR--American Depositary Receipt

                      See Notes to Financial Statements.

Excelsior Funds Trust
Schedule of Investments
September 30, 2003

Income Fund

Principal                                       Maturity
 Amount                                   Rate    Date      Value
----------                                ----  -------- ------------
ASSET BACKED SECURITIES -- 3.35%
$1,353,064 California Infrastructure
            PG&E, 1997-1 A8.............. 6.48% 12/26/09 $  1,526,693
 2,600,000 CIT RV Trust, 1999-A A4....... 6.16  06/15/13    2,712,788
                                                         ------------
           TOTAL ASSET BACKED SECURITIES
            (Cost $4,074,005)...........................    4,239,481
                                                         ------------
COMMERCIAL MORTAGE-BACKED SECURITIES -- 18.25%
   589,958 **Asset Securitization Corp.,
            1997-D4 A4................... 7.75  04/14/29      697,929
 1,780,000 CS First Boston Mortgage
            Securities Corp., 2001-CK3 A2 6.04  06/15/34    1,932,026
 2,030,057 DLJ Commercial Morgage Corp.,
            2000-CF1 A1A................. 7.45  06/10/33    2,279,165
 1,781,000 **GMAC Commercial Mortgage,
            1999-C1 D.................... 7.06  05/15/33    2,000,843
 1,176,792 Merrill Lynch Mortgage
            Investors, Inc., 1995-C2 C... 7.33  06/15/21    1,275,436
 1,402,701 Morgan Stanley Dean Witter
            Capital I, 2000-LIFE A1...... 7.42  11/15/36    1,574,487
   173,845 Morgan Stanley Dean Witter
            Capital I, 2003-TOP9 A2...... 4.74  11/13/36      177,002
 2,050,704 Mortgage Capital Funding,
            Inc., 1997-MC2 D............. 7.12  11/20/27    2,326,038
   334,981 Mortgage Capital Funding,
            Inc., 1998-MC1 A1............ 6.42  03/18/30      356,268
   621,376 Mortgage Capital Funding,
            Inc., 1998-MC1 C............. 6.95  03/18/30      706,503
 2,737,882 Nomura Asset Securities
            Corp., 1995-MD3 A1B.......... 8.15  04/04/27    2,949,760
   425,887 **Nomura Asset Securities
            Corp., 1998-D6 A4............ 7.61  03/15/30      500,711
 4,732,811 Salomon Brothers Mortgage
            Securities VII, 2001-C2 A2... 6.17  02/13/10    5,257,548

Principal                                       Maturity
 Amount                                   Rate    Date      Value
----------                                ----  -------- ------------
COMMERCIAL MORTAGE-BACKED SECURITIES -- (continued)
$  964,217 Wachovia Bank Commercial
            Mortgage Trust, 2002-C1 A4... 6.29% 04/15/34 $  1,081,347
                                                         ------------
           TOTAL COMMERCIAL MORTGAGE- BACKED
            SECURITIES (Cost $21,960,623)...............   23,115,063
                                                         ------------
CORPORATE BONDS -- 24.70%
   607,552 American Express Co........... 5.50  09/12/06      661,478
 1,096,312 Atlas Air, Inc., Series 991B.. 7.63  01/02/15      447,449
   516,650 Bank One Corp................. 7.88  08/01/10      629,021
 1,484,490 British Telecommunications plc 8.88  12/15/30    1,946,137
   896,928 CenturyTel, Inc., Series L.... 7.88  08/15/12    1,097,030
           CIT Group, Inc.
   223,416 .............................. 7.38  04/02/07      256,019
 1,340,000 .............................. 2.88  09/29/06    1,346,750
 1,688,159 Countrywide Home Loans, Inc.
            MTN.......................... 4.25  12/19/07    1,739,778
 1,743,814 DaimlerChrysler NA Holding
            Corp......................... 6.40  05/15/06    1,891,358
   308,593 Deutsche Telekom
            International Finance........ 8.50  06/15/10      377,478
   750,414 Ford Motor Co................. 7.45  07/16/31      692,257
           Ford Motor Credit Co.
   416,112 .............................. 7.50  03/15/05      441,516
   825,000 .............................. 6.88  02/01/06      877,641
   844,792 General Electric Capital
            Corp. MTN.................... 6.00  06/15/12      925,820
 2,571,558 General Motors Acceptance
            Corp......................... 8.00  11/01/31    2,641,453
 1,455,000 General Motors Corp........... 6.25  05/01/05    1,524,112
 1,221,117 Goldman Sachs Group, Inc...... 6.13  02/15/33    1,240,677
 1,209,078 Household Finance Corp........ 8.00  07/15/10    1,465,199
   380,000 International Lease Finance
            Corp......................... 4.50  05/01/08      395,414
 1,388,346 JP Morgan Chase & Co.......... 5.75  01/02/13    1,482,824
   532,010 Lehman Brothers Holdings, Inc. 8.25  06/15/07      629,096
   982,333 Mercantile Safe & Deposit
            Trust........................ 6.10  05/17/04    1,038,019

                      See Notes to Financial Statements.

Excelsior Funds Trust
Schedule of Investments
September 30, 2003

Income Fund -- (continued)

Principal                                        Maturity
 Amount                                    Rate    Date      Value
----------                                -----  -------- ------------
CORPORATE BONDS -- (continued)
$2,025,000 Nisource Finance Corp.........  7.88% 11/15/10 $  2,414,191
 4,851,000 Resolution Funding Corp.
            Principal Only STRIPS........    --  07/15/20    1,942,515
 1,375,000 Southwest Airlines Co.........  5.50  11/01/06    1,497,967
           United Mexican States
   308,593                                10.38  02/17/09      395,771
   545,000                                 6.63  03/03/15      572,523
   683,641 Weyerhaeuser Co...............  6.88  12/15/33      722,920
                                                          ------------
           TOTAL CORPORATE BONDS (Cost $30,450,368)......   31,292,413
                                                          ------------
TAX-EXEMPT SECURITIES -- 1.48%
 1,654,394 Michigan State Trunk
            Line, Series
            A (Cost $1,899,386)..........  5.25  11/01/14    1,877,737
                                                          ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 50.71%
           Federal Home Loan Mortgage
            Corporation
    25,719 Pool # C74339.................  5.00  12/01/32       25,732
 4,487,356 Pool # E96460.................  5.00  05/01/18    4,599,190
 1,658,983 Pool # M80779.................  5.00  11/01/09    1,698,957
 4,582,655 Pool # M80812.................  4.50  04/01/10    4,664,481
 3,000,000 Federal National Mortgage
            Association, Discount Note...  6.19  10/09/19    1,209,270
           Federal National Mortgage
            Association
    43,764 Pool # 190319.................  6.50  02/01/32       45,621
   729,582 Pool # 251502.................  6.50  02/01/13      771,533
    33,060 Pool # 252212.................  6.50  01/01/29       34,506
   371,095 Pool # 252806.................  7.50  10/01/29      396,144
    32,247 Pool # 254406.................  6.50  08/01/32       33,614
   530,764 Pool # 443194.................  5.50  10/01/28      544,697
    10,177 Pool # 450846.................  5.50  12/01/28       10,445
   954,114 Pool # 452035.................  5.50  11/01/28      979,159
     4,567 Pool # 454758.................  5.50  12/01/28        4,687
    16,887 Pool # 485994.................  5.50  01/01/29       17,330
    23,106 Pool # 502922.................  6.50  07/01/29       24,106
     7,867 Pool # 509676.................  6.50  08/01/29        8,207
    19,937 Pool # 535506.................  6.50  08/01/30       20,800
    16,904 Pool # 535911.................  6.50  05/01/31       17,626
    65,194 Pool # 535923.................  6.50  05/01/31       67,960
    28,309 Pool # 535933.................  6.50  05/01/31       29,510
    15,661 Pool # 545264.................  6.50  09/01/31       16,326
    69,553 Pool # 545759.................  6.50  07/01/32       72,502
    11,288 Pool # 547757.................  6.50  11/01/30       11,770

Principal                                       Maturity
 Amount                                   Rate    Date      Value
----------                                ----  -------- ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- (continued)
$    2,960 Pool # 556702................. 6.50% 11/01/30 $      3,086
    51,462 Pool # 559894................. 6.50  04/01/31       53,647
 1,144,998 Pool # 561435................. 5.50  11/01/29    1,175,054
    15,708 Pool # 562567................. 6.50  02/01/31       16,374
   597,002 Pool # 578543................. 5.50  04/01/31      609,498
    12,901 Pool # 583053................. 6.50  05/01/31       13,449
   412,683 Pool # 627259................. 5.50  02/01/32      421,279
 2,480,133 Pool # 632551................. 5.50  02/01/32    2,531,791
   799,284 Pool # 632576................. 5.50  02/01/32      816,020
 1,448,767 Pool # 645136................. 6.50  06/01/32    1,510,186
 2,223,460 Pool # 650173................. 5.00  11/01/32    2,224,904
    22,796 Pool # 662505................. 6.50  10/01/32       23,762
 6,862,369 Pool # 675859................. 6.00  01/01/33    7,082,301
 1,365,974 Pool # 681303................. 5.50  02/01/18    1,414,149
 1,359,557 Pool # 681338................. 5.50  02/01/18    1,407,620
   299,157 Pool # 689251................. 5.00  02/01/33      299,344
   379,632 Pool # 689256................. 5.00  02/01/33      379,869
 3,145,599 Pool # 704440................. 5.00  05/01/18    3,225,959
   152,514 Pool # 710585................. 5.50  05/01/33      155,683
   240,412 Pool # C74469................. 5.00  12/01/32      240,529
    47,628 Pool # C74676................. 5.00  12/01/32       47,652
 2,035,799 Freddie Mac................... 6.25  07/15/32    2,277,273
           Government National Mortgage
            Association ARM
    97,449 Pool # 80185.................. 4.00  04/20/28       98,985
   457,035 Pool # 80205.................. 4.00  06/20/28      464,114
   354,975 Pool # 80311.................. 4.50  08/20/29      355,708
           Government National Mortgage
            Association
   183,165 Pool # 434772................. 9.00  06/15/30      198,779
   179,410 Pool # 471660................. 7.50  03/15/28      192,199
   472,063 Pool # 472028................. 6.50  05/15/28      496,504
   370,382 Pool # 475847................. 6.50  06/15/28      389,559
    30,926 Pool # 479087................. 8.00  01/15/30       33,409
   173,429 Pool # 479088................. 8.00  01/15/30      187,354
   555,017 Pool # 503711................. 7.00  05/15/29      590,683
   314,394 Pool # 525556................. 8.00  01/15/30      339,702
    79,712 Pool # 525945................. 9.00  07/15/30       86,507
 2,012,376 Pool # 575441................. 6.50  12/15/31    2,114,800
 2,549,505 Pool # 598127................. 5.50  03/15/18    2,657,959
 3,118,966 Pool # 607668................. 5.50  02/15/18    3,251,644
   489,076 Pool # 780086................. 8.50  11/15/17      540,576
 1,518,705 Pool # 780548................. 8.50  12/15/17    1,678,625
 1,180,251 Pool # 780865................. 9.50  11/15/17    1,308,953
   567,527 Pool # 781036................. 8.00  10/15/17      620,968
   823,858 Pool # 781084................. 9.00  12/15/17      911,671

                      See Notes to Financial Statements.

Excelsior Funds Trust
Schedule of Investments
September 30, 2003

Income Fund -- (continued)

Principal                                       Maturity
 Amount                                   Rate    Date      Value
----------                                ----  -------- ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- (continued)
           U.S. Treasury Inflationary
            Index Note
$1,136,970                                3.63% 04/15/28 $  1,370,049
 2,733,401                                3.38  01/15/07    3,006,742
           U.S. Treasury Principal Only
            STRIPS
        91                                  --  05/15/17           47
 4,868,118                                  --  02/15/20    2,107,330
                                                         ------------
           TOTAL U.S. GOVERNMENT & AGENCY
            OBLIGATIONS (Cost $63,323,610)..............   64,236,469
                                                         ------------

 Shares
----------
SHORT-TERM INVESTMENTS -- 1.06%
   671,928 +Dreyfus Government Cash Management Fund.....      671,928
   671,927 +Fidelity U.S. Treasury II Fund..............      671,927
                                                         ------------
           TOTAL SHORT-TERM INVESTMENTS
            (Cost $1,343,855)...........................    1,343,855
                                                         ------------

TOTAL INVESTMENTS (Cost $123,051,847*)............  99.55% $126,105,018
OTHER ASSETS & LIABILITIES (NET)..................   0.45       576,315
                                                   ------  ------------
NET ASSETS........................................ 100.00% $126,681,333
                                                   ======  ============

--------
* For Federal tax purposes, the tax basis of investments aggregates
  $123,061,586.
**Variable Rate Security--The rate reported is the rate in effect as of
  September 30, 2003.
+ Registered Investment Company
ARM--Adjustable Rate Mortgage
Discount Note--The rate reported on the Schedule of Investments is the effective yield at time of purchase.
MTN--Medium Term Note
plc--public limited company
STRIPS--Separately Traded Registered Interest and Principal Securities

                      See Notes to Financial Statements.

Excelsior Funds Trust
Schedule of Investments
September 30, 2003

Total Return Bond Fund

Principal                                       Maturity
 Amount                                   Rate    Date      Value
----------                                ----  -------- ------------
ASSET BACKED SECURITIES -- 4.67%
$8,336,936 California Infrastructure
            PG&E, 1997-1 A8 (Cost
            $8,404,696).................. 6.48% 12/26/09 $  9,406,756
                                                         ------------
COMMERCIAL MORTGAGE-BACKED SECURITIES -- 16.01%
 3,635,042 **Asset Securitization Corp.,
            1997-D4 A4................... 7.75  04/14/29    4,300,310
 3,870,685 DLJ Commercial Mortgage
            Corp., 2000-CF1 A1A.......... 7.45  06/10/33    4,345,656
     3,868 LB Commercial Conduit
            Mortgage Trust, 1999-C1 A1... 6.41  06/15/31        4,155
 1,071,155 Morgan Stanley Dean Witter
            Capital I, 2003-TOP9 A2...... 4.74  11/13/36    1,090,604
 3,054,296 Mortgage Capital Funding,
            Inc., 1997-MC2 D............. 7.12  11/20/27    3,464,376
 2,063,991 Mortgage Capital Funding,
            Inc., 1998-MC1 A1............ 6.42  03/18/30    2,195,150
 3,828,624 Mortgage Capital Funding,
            Inc., 1998-MC1 C............. 6.95  03/18/30    4,353,138
 2,624,113 **Nomura Asset Securities
            Corp., 1998-D6 A4............ 7.61  03/15/30    3,085,146
 5,162,189 Salomon Brothers Mortgage
            Securities VII, 2001-C2 A2... 6.17  02/13/10    5,734,532
 3,260,783 Wachovia Bank Commercial
            Mortgage Trust, 2002-C1 A4... 6.29  04/15/34    3,656,892
                                                         ------------
           TOTAL COMMERCIAL MORTGAGE- BACKED
            SECURITIES (Cost $29,392,996)...............   32,229,959
                                                         ------------
CORPORATE BONDS -- 30.50%
 3,743,448 American Express Co........... 5.50  09/12/06    4,075,716
 3,183,350 Bank One Corp................. 7.88  08/01/10    3,875,729
 2,615,510 British Telecommunications plc 8.88  12/15/30    3,428,881
 1,583,072 CenturyTel, Inc., Series L.... 7.88  08/15/12    1,936,251
 1,376,584 CIT Group, Inc................ 7.38  04/02/07    1,577,469
 3,161,841 Countrywide Home Loans, Inc.
            MTN.......................... 4.25  12/19/07    3,258,521

Principal                                        Maturity
 Amount                                    Rate    Date      Value
----------                                -----  -------- ------------
CORPORATE BONDS -- (continued)
$2,796,186 DaimlerChrysler NA Holding
            Corp.........................  6.40% 05/15/06 $  3,032,771
 1,901,407 Deutsche Telekom
            International Finance........  8.50  06/15/10    2,325,843
   559,586 Ford Motor Co.................  7.45  07/16/31      516,218
 2,563,888 Ford Motor Credit Co..........  7.50  03/15/05    2,720,418
 5,205,208 General Electric Capital
            Corp. MTN....................  6.00  06/15/12    5,704,466
           General Motors Acceptance
            Corp.
 2,398,442                                 8.00  11/01/31    2,463,632
 1,493,000                                 6.88  09/15/11    1,549,738
 1,608,883 Goldman Sachs Group, Inc......  6.13  02/15/33    1,634,654
 4,060,922 Household Finance Corp........  8.00  07/15/10    4,921,155
 2,300,000 International Lease Finance
            Corp.........................  4.50  05/01/08    2,393,295
 1,776,654 JP Morgan Chase & Co..........  5.75  01/02/13    1,897,557
 3,277,990 Lehman Brothers Holdings, Inc.  8.25  06/15/07    3,876,187
 6,052,667 Mercantile Safe & Deposit
            Trust........................  6.10  05/17/04    6,395,778
 1,901,407 United Mexican States......... 10.38  02/17/09    2,438,554
 1,316,359 Weyerhaeuser Co...............  6.88  12/15/33    1,391,992
                                                          ------------
           TOTAL CORPORATE BONDS (Cost $56,634,175)......   61,414,825
                                                          ------------
TAX-EXEMPT SECURITIES -- 2.13%
 3,785,606 Michigan State Trunk Line,
            Series A (Cost $4,370,933)...  5.25  11/01/14    4,296,663
                                                          ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 42.11%
 4,467,297 Federal National Mortgage
            Association ARM Pool # 728826  4.13  07/01/33    4,545,977
           Federal National Mortgage
            Association
   269,653 Pool # 190319.................  6.50  02/01/32      281,097
   203,701 Pool # 252212.................  6.50  01/01/29      212,613
   198,693 Pool # 254406.................  6.50  08/01/32      207,117
    62,709 Pool # 450846.................  5.50  12/01/28       64,356
   104,050 Pool # 485994.................  5.50  01/01/29      106,781
   142,367 Pool # 502922.................  6.50  07/01/29      148,530

                      See Notes to Financial Statements.

Excelsior Funds Trust
Schedule of Investments
September 30, 2003

Total Return Bond Fund -- (continued)

 Principal                                       Maturity
  Amount                                   Rate    Date      Value
-----------                                ----  -------- ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- (continued)
            Federal National Mortgage
             Association -- (continued)
$    48,472 Pool # 509676................. 6.50% 08/01/29 $     50,570
    122,844 Pool # 535506................. 6.50  08/01/30      128,162
    104,155 Pool # 535911................. 6.50  05/01/31      108,601
    401,693 Pool # 535923................. 6.50  05/01/31      418,741
    174,425 Pool # 535933................. 6.50  05/01/31      181,827
     96,497 Pool # 545264................. 6.50  09/01/31      100,593
     41,910 Pool # 545697................. 6.50  06/01/32       43,687
     64,328 Pool # 545699................. 6.50  06/01/32       67,055
    428,557 Pool # 545759................. 6.50  07/01/32      446,725
     69,554 Pool # 547757................. 6.50  11/01/30       72,523
     18,237 Pool # 556702................. 6.50  11/01/30       19,015
    317,089 Pool # 559894................. 6.50  04/01/31      330,547
     96,784 Pool # 562567................. 6.50  02/01/31      100,891
     24,628 Pool # 581332................. 6.50  05/01/31       25,673
     79,490 Pool # 583053................. 6.50  05/01/31       82,864
     24,691 Pool # 591237................. 6.50  08/01/31       25,739
    140,459 Pool # 662505................. 6.50  10/01/32      146,414
     38,688 Pool # 704502................. 5.50  03/01/33       39,498
    924,988 Pool # 720604................. 5.50  06/01/33      944,211
  4,000,000 Federal National Mortgage
             Association TBA.............. 4.50  10/15/33    3,872,500
  7,500,000 Federal National Mortgage
             Association, Discount Note... 1.03  10/15/03    7,500,000
  6,349,201 Freddie Mac................... 6.25  07/15/32    7,102,305
 10,000,000 Freddie Mac, Discount Note.... 1.02  10/30/03    9,987,500
            Government National Mortgage
             Association ARM
    600,435 Pool # 80185.................. 4.00  04/20/28      609,896
    343,831 Pool # 80205.................. 4.00  06/20/28      349,156
    676,695 Pool # 80311.................. 4.50  08/20/29      678,092
            Government National Mortgage
             Association
  8,454,421 Pool # 3414................... 5.00  07/20/33    8,461,114
      8,352 Pool # 356873................. 6.50  05/15/23        8,774
    190,554 Pool # 479087................. 8.00  01/15/30      205,854

 Principal                                       Maturity
  Amount                                   Rate    Date      Value
-----------                                ----  -------- ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- (continued)
$ 1,068,586 Pool # 479088................. 8.00% 01/15/30 $  1,154,385
 16,197,289 U.S. Treasury Inflationary
             Index Note................... 3.38  01/15/07   17,817,018
            U.S. Treasury Principal Only
             STRIPS
 11,130,909                                  --  05/15/17    5,725,628
 28,736,882                                  --  02/15/20   12,439,737
                                                          ------------
            TOTAL U.S. GOVERNMENT & AGENCY
             OBLIGATIONS (Cost $82,593,420)..............   84,811,766
                                                          ------------
  Shares
-----------
SHORT-TERM INVESTMENTS -- 6.14%
  6,185,643 +Dreyfus Government Cash Management Fund.....    6,185,643
  6,185,643 +Fidelity U.S. Treasury II Fund..............    6,185,643
                                                          ------------
            TOTAL SHORT-TERM
             INVESTMENTS (Cost $12,371,286)..............   12,371,286
                                                          ------------

TOTAL
 INVESTMENTS (Cost $193,767,506*)...................... 101.56% $204,531,255
OTHER ASSETS
 & LIABILITIES (NET)...................................  (1.56)   (3,142,460)
                                                        ------  ------------
NET ASSETS............................................. 100.00% $201,388,795
                                                        ======  ============

--------
* Aggregate cost for Federal tax and book purposes.
**Variable Rate Security--The rate reported is the rate in effect as of
  September 30, 2003.
+ Registered Investment Company
ARM--Adjustable Rate Mortgage
Discount Note--The rate reported on the Schedule of Investments is the effective yield at time of purchase.
MTN--Medium Term Note
plc--public limited company
STRIPS--Separately Traded Registered Interest and Principal Securities
TBA--Securities traded under delayed delivery commitments settling after September 30, 2003. Income on these securities will not be earned until settle date.

                      See Notes to Financial Statements.

Excelsior Funds Trust
Schedule of Investments
September 30, 2003

International Equity Fund

Shares                                                        Value
-------                                                    -----------
COMMON STOCKS -- 93.04%
        AUSTRALIA -- 0.82%
  7,167 Rio Tinto Ltd..................................... $   159,452
 18,300 Woolworths Ltd....................................     145,168
                                                           -----------
                                                               304,620
                                                           -----------
        BELGIUM -- 2.91%
 22,700 Dexia.............................................     335,728
  2,700 Electrabel........................................     742,680
                                                           -----------
                                                             1,078,408
                                                           -----------
        BRAZIL -- 0.84%
 11,400 Aracruz Celulose S.A. ADR.........................     311,220
                                                           -----------
        CANADA -- 2.69%
 31,900 Barrick Gold Corp.................................     600,677
  2,300 Magna International, Class A......................     166,179
 12,455 Suncor Energy Inc.................................     230,096
                                                           -----------
                                                               996,952
                                                           -----------
        CHILE -- 0.76%
  6,200 Vina Concha y Toro S.A. ADR.......................     283,960
                                                           -----------
        CHINA -- 2.61%
553,881 Beijing Capital International Airport Co. Ltd.....     162,721
109,500 CNOOC Ltd.........................................     186,653
541,300 Harbin Brewery Group Ltd..........................     188,733
  4,749 Huaneng Power International, Inc. ADR.............     259,770
314,100 People's Food Holdings Ltd........................     168,993
                                                           -----------
                                                               966,870
                                                           -----------
        FINLAND -- 0.79%
 33,900 Fortum Oyj........................................     293,323
                                                           -----------
        FRANCE -- 6.59%
  8,000 Aventis S.A.......................................     415,045
 13,500 BNP Paribas.......................................     661,872
  2,400 L'OREAL S.A.......................................     163,922
  4,600 Renault S.A.......................................     272,132
  6,179 TotalFinaElf S.A..................................     932,570
                                                           -----------
                                                             2,445,541
                                                           -----------
        GERMANY -- 5.28%
  4,900 Adidas-Salomon AG.................................     427,687
  4,800 Bayerische Motoren Werke AG.......................     181,390
 16,000 Fielmann AG.......................................     551,531
  3,156 Muenchener Rueckversicherungs AG..................     313,541
 28,000 +SGL Carbon AG....................................     483,894
                                                           -----------
                                                             1,958,043
                                                           -----------

Shares                                                        Value
-------                                                    -----------
COMMON STOCKS -- (continued)
        GREECE -- 0.87%
  6,990 Greek Organization of Football Prognostics S.A.... $    85,309
 21,700 Hellenic Telecommunications Organization S.A......     237,040
                                                           -----------
                                                               322,349
                                                           -----------
        HONG KONG -- 2.55%
171,100 Cafe de Coral Holdings Ltd........................     156,875
737,800 Convenience Retail Asia Ltd.......................     211,990
141,600 Esprit Holdings Ltd...............................     430,626
108,300 Hong Kong & China Gas.............................     145,448
                                                           -----------
                                                               944,939
                                                           -----------
        INDIA -- 1.11%
 18,800 ++India Fund, Inc.................................     285,948
  5,000 @State Bank of India GDR 144A.....................     125,900
                                                           -----------
                                                               411,848
                                                           -----------
        INDONESIA -- 1.32%
  7,200 Freeport-McMoRan Copper & Gold, Inc., Class B.....     238,320
369,200 PT Telekomunikasi Indonesia.......................     250,678
                                                           -----------
                                                               488,998
                                                           -----------
        IRELAND -- 4.08%
140,401 Anglo Irish Bank Corp. plc........................   1,515,682
                                                           -----------
        ITALY -- 5.80%
 48,800 +Autogrill S.p.A..................................     605,240
334,600 Cassa di Risparmio di Firenze S.p.A...............     493,697
 51,150 ENI S.p.A.........................................     781,515
 16,950 Permasteelisa S.p.A...............................     273,782
                                                           -----------
                                                             2,154,234
                                                           -----------
        JAPAN -- 19.24%
  5,400 Aflac, Inc........................................     174,420
 31,000 Bank of Fukuoka Ltd...............................     133,196
    145 Can Do Co., Ltd...................................     319,295
  4,500 Canon, Inc........................................     219,935
 72,846 +Chiyoda Corp.....................................     414,716
 17,000 Daikin Industries Ltd.............................     340,106
  4,900 Don Quijote Co., Ltd..............................     249,573
  3,100 Eneserve Corp.....................................     112,662
     68 Faith Inc.........................................     536,257
 18,300 Honda Motor Co., Ltd. ADR.........................     368,928
  8,600 ITO EN Ltd........................................     351,806
  2,000 Keyence Corp......................................     424,652
    700 Kohnan Shoji Co., Ltd.............................      11,523
 24,215 Konica Corp.......................................     320,367

                      See Notes to Financial Statements.

Excelsior Funds Trust
Schedule of Investments
September 30, 2003

International Equity Fund -- (continued)

Shares                                                        Value
-------                                                    -----------
COMMON STOCKS -- (continued)
        JAPAN -- (continued)
     22 Millea Holdings Inc............................... $   248,131
 33,700 Mimasu Semiconductor Industry Co., Ltd............     460,937
     25 Mitsubishi Tokyo Financial Group, Inc.............     157,768
 53,600 Nissan Motor Co., Ltd.............................     578,150
 11,000 Nomura Holdings Inc...............................     177,237
 21,600 Pioneer Corp......................................     534,610
  9,800 Shin-Etsu Chemical Co., Ltd.......................     368,438
 34,500 Sumitomo Trust & Banking Co., Ltd.................     167,999
109,920 Toyo Tire & Rubber Co., Ltd.......................     244,015
 75,400 +Tsudakoma Corp...................................     226,777
                                                           -----------
                                                             7,141,498
                                                           -----------
        MEXICO -- 0.81%
  9,900 Telefonos de Mexico S.A. de C.V., Class L, ADR....     302,445
                                                           -----------
        NETHERLANDS -- 0.95%
 13,000 +ASML Holding NV..................................     170,315
 12,800 Wolters Kluwer NV.................................     183,645
                                                           -----------
                                                               353,960
                                                           -----------
        NEW ZEALAND -- 0.47%
 57,260 Telecom Corp. of New Zealand......................     175,489
                                                           -----------
        NORWAY -- 1.32%
109,900 Telenor ASA.......................................     489,074
                                                           -----------
        RUSSIA -- 2.69%
  5,680 Lukoil Co. ADR....................................     467,350
 10,800 MMC Norilsk Nickel ADR............................     531,900
                                                           -----------
                                                               999,250
                                                           -----------
        SINGAPORE -- 0.41%
156,600 Sembcorp Logistics Ltd............................     152,202
                                                           -----------
        SOUTH AFRICA -- 0.82%
 22,500 Sappi Ltd. ADR....................................     303,750
                                                           -----------
        SOUTH KOREA -- 2.61%
 35,260 Kortek Corp.......................................     190,073
  7,300 POSCO ADR.........................................     208,780
  1,340 Samsung Electronics...............................     456,706
  2,000 Samsung Fire & Marine Insurance Co., Ltd..........     111,985
                                                           -----------
                                                               967,544
                                                           -----------
        SPAIN -- 1.73%
  9,000 Fomento de Construcciones Y Contratas S.A.........     277,850
 30,858 Telefonica S.A....................................     364,388
                                                           -----------
                                                               642,238
                                                           -----------

Shares                                                        Value
-------                                                    -----------
COMMON STOCKS -- (continued)
        SWITZERLAND -- 7.41%
  2,600 +Banque Cantonale Vaudoise........................ $   190,974
     56 Lindt & Spruengli AG (Registered).................     426,170
  7,400 +Logitech International (Registered)..............     230,304
 12,660 Novartis AG (Registered)..........................     489,873
  9,800 Roche Holding AG..................................     812,585
 10,700 UBS AG (Registered)...............................     600,386
                                                           -----------
                                                             2,750,292
                                                           -----------
        TAIWAN -- 1.28%
123,057 Fubon Financial Holding Co., Ltd..................     120,287
 32,300 +++iShares MSCI Taiwan Index Fund.................     354,977
                                                           -----------
                                                               475,264
                                                           -----------
        THAILAND -- 2.96%
756,000 Dhipaya Insurance plc.............................     361,623
 56,800 Siam Cement Public Co., Ltd.......................     287,343
221,300 +Siam Commercial Bank Public Co., Ltd. (Foreign)..     214,760
333,900 Thai Union Frozen Products Public Co., Ltd.
         (Foreign)........................................     234,140
                                                           -----------
                                                             1,097,866
                                                           -----------
        UNITED KINGDOM -- 11.32%
128,136 BAE Systems plc...................................     357,647
 79,300 BG Group plc......................................     333,325
 47,100 Carpetright plc...................................     614,278
154,500 +easyJet plc......................................     564,068
 17,377 GlaxoSmithKline plc...............................     360,588
 18,180 Reckitt Benckiser plc.............................     365,472
 23,711 Royal Bank of Scotland Group plc..................     602,720
149,163 Serco Group plc...................................     421,293
291,075 Vodafone Group plc................................     580,310
                                                           -----------
                                                             4,199,701
                                                           -----------
        TOTAL COMMON STOCKS (Cost $31,028,273)............  34,527,560
                                                           -----------
PREFERRED STOCKS -- 3.23%
        GERMANY -- 2.71%
    440 Porsche AG........................................     185,193
 45,600 Prosieben SAT.1 Media AG..........................     521,476
  6,900 Rhoen Klinikum AG-Vorzugsakt......................     301,327
                                                           -----------
                                                             1,007,996
                                                           -----------
        SOUTH KOREA -- 0.52%
 13,600 Hyundai Motor Co., Ltd............................     192,740
                                                           -----------
        TOTAL PREFERRED STOCKS (Cost $1,065,580)..........   1,200,736
                                                           -----------

                      See Notes to Financial Statements.

Excelsior Funds Trust
Schedule of Investments
September 30, 2003

International Equity Fund -- (continued)

Principal
 Amount                                                          Value
----------                                                    -----------
REPURCHASE AGREEMENT -- 3.96%
$1,468,000 #JP Morgan Chase Securities, Inc., Repurchase
            Agreement, 0.65%, dated 9/30/03, due 10/1/03, to
            be repurchased at $1,468,027 (Cost $1,468,000)... $ 1,468,000
                                                              -----------

TOTAL INVESTMENTS (Cost $33,561,853*)............. 100.23% $37,196,296
OTHER ASSETS & LIABILITIES (NET)..................  (0.23)     (85,433)
                                                   ------  -----------
NET ASSETS........................................ 100.00% $37,110,863
                                                   ======  ===========

--------
* For Federal tax purposes, the tax basis of investments aggregates $33,708,421. + Non-income producing security
++Registered Investment Company
# The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this schedule of investments.
@ Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2003, this security amounted to $125,900 or 0.34% of net assets.
ADR--American Depositary Receipt
GDR--Global Depositary Receipt
plc--public limited company

                                               % of
                                               Net       Market
             Sector Diversification           Assets     Value
             ----------------------           ------  -----------
             Financials......................  19.80% $ 7,348,830
             Consumer Discretionary..........  19.06    7,074,718
             Energy..........................   8.69    3,224,832
             Consumer Staples................   7.25    2,691,160
             Telecommunications..............   7.09    2,629,729
             Capital Goods...................   6.83    2,535,855
             Health Care.....................   6.41    2,379,419
             Technology......................   6.03    2,238,940
             Materials.......................   5.15    1,910,309
             Industrials.....................   4.19    1,554,948
             Repurchase Agreement............   3.96    1,468,000
             Utilities.......................   3.40    1,260,566
             Transportation..................   2.37      878,990
                                              ------  -----------
               TOTAL INVESTMENTS............. 100.23% $37,196,296
             Other Assets & Liabilities (Net)  (0.23)     (85,433)
                                              ------  -----------
               NET ASSETS.................... 100.00% $37,110,863
                                              ======  ===========

                      See Notes to Financial Statements.

Excelsior Funds Trust
Schedule of Investments
September 30, 2003

High Yield Fund

 Principal                                        Maturity
  Amount                                    Rate    Date      Value
-----------                                -----  -------- ------------
CORPORATE BONDS -- 83.58%
            ADVANCED MATERIALS/PRODUCTS -- 1.31%
$ 2,215,000 Hexcel Corp...................  9.75% 01/15/09 $  2,309,137
                                                           ------------
            ADVERTISING SERVICES -- 0.67%
  1,000,000 ++RH Donnelley Finance Corp... 10.88  12/15/12    1,180,000
                                                           ------------
            AGRICULTURAL CHEMICALS -- 1.18%
  2,000,000 IMC Global, Inc., Series B.... 11.25  06/01/11    2,080,000
                                                           ------------
            AIRLINES -- 2.95%
  4,600,000 Atlas Air, Inc., In Default... 10.75  08/01/05    2,047,000
  3,978,552 Atlas Air, Inc., Series 991B..  7.63  01/02/15    1,623,806
  2,000,000 Northwest Airlines, Inc.......  8.88  06/01/06    1,535,000
                                                           ------------
                                                              5,205,806
                                                           ------------
            APPAREL MANUFACTURERS -- 0.91%
  2,000,000 Levi Strauss & Co............. 12.25  12/15/12    1,600,000
                                                           ------------
            AUTO - MEDIUM & HEAVY DUTY TRUCKS -- 1.19%
  2,055,000 Navistar International Corp...  8.00  02/01/08    2,101,238
                                                           ------------
            AUTO/TRUCK PARTS & EQUIPMENT -- 2.22%
  2,000,000 Collins & Aikman Products..... 10.75  12/31/11    1,730,000
  2,000,000 Dana Corp.....................  9.00  08/15/11    2,190,000
                                                           ------------
                                                              3,920,000
                                                           ------------
            BROADCAST SERVICE/PROGRAMS -- 0.57%
  1,000,000 Liberty Media Corp............  5.70  05/15/13      998,464
                                                           ------------
            BUILDING PRODUCTS - CEMENT/ AGGREGATE -- 1.60%
  6,400,000 Oglebay Norton Co............. 10.00  02/01/09    2,816,000
                                                           ------------
            CABLE TV -- 2.00%
  2,000,000 Charter Communications
             Holdings llc.................  8.63  04/01/09    1,530,000
  2,000,000 CSC Holdings, Inc., Series B..  7.63  04/01/11    1,995,000
                                                           ------------
                                                              3,525,000
                                                           ------------
            CASINO HOTELS -- 1.82%
  1,000,000 Aztar Corp....................  8.88  05/15/07    1,047,500
  1,000,000 MGM Mirage, Inc...............  8.50  09/15/10    1,125,000
  1,000,000 Park Place Entertainment Corp.  7.00  04/15/13    1,033,750
                                                           ------------
                                                              3,206,250
                                                           ------------

 Principal                                        Maturity
  Amount                                    Rate    Date      Value
-----------                                -----  -------- ------------
CORPORATE BONDS -- (continued)
            CASINO SERVICES -- 1.32%
$ 2,250,000 Mikohn Gaming Corp., Series B. 11.88% 08/15/08 $  2,328,750
                                                           ------------
            CELLULAR TELECOM -- 2.74%
  1,000,000 ++Centennial Cellular
             Operating Co. -- Centennial
             Communication Corp........... 10.13  06/15/13    1,030,000
    250,000 ++Dobson Communications Corp..  8.88  10/01/13      252,813
  2,000,000 Horizon Pcs, Inc., In Default. 13.75  06/15/11      500,000
  1,000,000 Nextel Communications, Inc....  7.38  08/01/15    1,010,000
  1,000,000 Nextel Communications, Inc.,
             OID..........................  9.95  02/15/08    1,051,250
  1,000,000 ++Rural Cellular Corp.........  9.88  02/01/10      987,500
                                                           ------------
                                                              4,831,563
                                                           ------------
            CHEMICALS - DIVERSIFIED -- 1.61%
  1,000,000 ++Equistar Chemicals L.P. --
             Equistar Funding Corp........ 10.63  05/01/11      990,000
  2,000,000 Lyondell Chemical Co..........  9.50  12/15/08    1,850,000
                                                           ------------
                                                              2,840,000
                                                           ------------
            CHEMICALS - PLASTICS -- 1.44%
  3,000,000 PolyOne Corp.................. 10.63  05/15/10    2,535,000
                                                           ------------
            COMMERCIAL SERVICE - FINANCE -- 0.44%
  1,060,000 Metris Cos., Inc.............. 10.13  07/15/06      779,100
                                                           ------------
            CONTAINERS - METAL/GLASS -- 4.32%
  4,000,000 ++Crown European Holdings S.A. 10.88  03/01/13    4,410,000
  2,000,000 Owens-Illinois, Inc...........  7.35  05/15/08    1,940,000
  1,500,000 US Can Corp., Series B........ 12.38  10/01/10    1,260,000
                                                           ------------
                                                              7,610,000
                                                           ------------
            CONTAINERS - PAPER/PLASTIC -- 0.96%
  2,000,000 ++Radnor Holdings, Inc........ 11.00  03/15/10    1,690,000
                                                           ------------

                      See Notes to Financial Statements.

Excelsior Funds Trust
Schedule of Investments
September 30, 2003

High Yield Fund -- (continued)

 Principal                                        Maturity
  Amount                                    Rate    Date      Value
-----------                                -----  -------- ------------
CORPORATE BONDS -- (continued)
            ELECTRIC - GENERATION -- 1.75%
$ 3,000,000 AES Corp......................  9.50% 06/01/09 $  3,090,000
                                                           ------------
            ELECTRIC - INTEGRATED -- 6.15%
  3,000,000 CMS Energy Corp...............  9.88  10/15/07    3,210,000
  2,000,000 Illinois Power Co............. 11.50  12/15/10    2,400,000
  3,420,000 Mission Energy Holding Co..... 13.50  07/15/08    2,257,200
  3,000,000 PSEG Energy Holdings, Inc.....  7.75  04/16/07    2,985,000
                                                           ------------
                                                             10,852,200
                                                           ------------
            FINANCE - OTHER SERVICES -- 1.10%
  2,000,000 IOS Capital llc...............  7.25  06/30/08    1,940,000
                                                           ------------
            FORESTRY -- 1.17%
  2,100,000 Tembec Industries, Inc........  8.63  06/30/09    2,068,500
                                                           ------------
            FUNERAL SERVICES & RELATED ITEMS -- 1.16%
  2,000,000 Service Corp. International...  7.70  04/15/09    2,045,000
                                                           ------------
            GAMBLING - NON-HOTEL -- 0.61%
  1,000,000 Horseshoe Gaming Holdings
             Corp.........................  8.63  05/15/09    1,071,250
                                                           ------------
            GAS - DISTRIBUTION -- 1.14%
  2,000,000 ++SEMCO Energy, Inc...........  7.75  05/15/13    2,015,000
                                                           ------------
            LIFE/HEALTH INSURANCE -- 2.28%
  4,000,000 ++Americo Life, Inc...........  7.88  05/01/13    4,015,000
                                                           ------------
            MACHINERY - FARM -- 0.61%
  1,000,000 AGCO Corp.....................  9.50  05/01/08    1,080,000
                                                           ------------
            METAL - ALUMINUM -- 3.15%
  2,500,000 Century Aluminum Co........... 11.75  04/15/08    2,675,000
 12,533,000 ++Ormet Corp., In Default..... 11.00  08/15/08    2,882,590
                                                           ------------
                                                              5,557,590
                                                           ------------
            METAL/GLASS -- 1.17%
  2,000,000 Ball Corp.....................  6.88  12/15/12    2,062,500
                                                           ------------
            MISCELLANEOUS MANUFACTURING -- 0.30%
    500,000 ++Reddy Ice Group, Inc........  8.88  08/01/11      523,125
                                                           ------------

 Principal                                        Maturity
  Amount                                    Rate    Date      Value
-----------                                -----  -------- ------------
CORPORATE BONDS -- (continued)
            MULTI-LINE INSURANCE -- 4.22%
$ 4,128,000 Allmerica Financial Corp......  7.63% 10/15/25 $  3,756,480
  1,000,000 American Financial Group, Inc.  7.13  04/15/09    1,042,015
  2,500,000 Willis Corroon Corp...........  9.00  02/01/09    2,640,625
                                                           ------------
                                                              7,439,120
                                                           ------------
            NON-HAZARDOUS WASTE DISPOSAL -- 1.23%
  2,000,000 Allied Waste North America,
             Series B..................... 10.00  08/01/09    2,167,500
                                                           ------------
            OFFICE AUTOMATION & EQUIPMENT -- 0.84%
  1,500,000 Xerox Corp....................  7.63  06/15/13    1,479,375
                                                           ------------
            OIL - EXPLORATION & PRODUCTION -- 0.60%
  1,000,000 ++Chesapeake Energy Corp......  7.50  09/15/13    1,050,000
                                                           ------------
            OIL REFINING & MARKETING-- 1.87%
  3,000,000 Premcor Refining Group, Inc...  9.50  02/01/13    3,300,000
                                                           ------------
            PAPER & RELATED PRODUCTS -- 4.67%
  1,000,000 Caraustar Industries, Inc.....  9.88  04/01/11      980,000
  2,000,000 Carauster Industries, Inc.....  7.38  06/01/09    1,980,000
  2,000,000 Georgia-Pacific Corp..........  9.88  11/01/21    2,040,000
  1,000,000 Pacifica Papers, Inc.......... 10.00  03/15/09    1,060,000
  2,000,000 Stone Container Corp..........  9.75  02/01/11    2,180,000
                                                           ------------
                                                              8,240,000
                                                           ------------
            PHYSICIANS PRACTICE MANAGEMENT -- 0.30%
    500,000 Ameripath, Inc................ 10.50  04/01/13      535,000
                                                           ------------
            PIPELINES -- 2.60%
  4,500,000 Williams Cos., Inc............  9.25  03/15/04    4,590,000
                                                           ------------
            PRIVATE CORRECTIONS -- 0.30%
    500,000 ++Wackenhut Corrections Corp..  8.25  07/15/13      521,250
                                                           ------------
            PUBLISHING - PERIODICALS -- 0.64%
  1,000,000 ++Dex Media West llc -- Dex
             Media Finance Co.............  9.88  08/15/13    1,130,000
                                                           ------------
            REAL ESTATE INVESTMENT TRUST -- 0.61%
  1,000,000 ++La Quinta Corp..............  8.88  03/15/11    1,083,750
                                                           ------------

                      See Notes to Financial Statements.

Excelsior Funds Trust
Schedule of Investments
September 30, 2003

High Yield Fund -- (continued)

 Principal                                        Maturity
  Amount                                    Rate    Date      Value
-----------                                -----  -------- ------------
CORPORATE BONDS -- (continued)
            RENTAL AUTO/EQUIPMENT -- 1.76%
$ 3,000,000 United Rentals, Inc., Series B  9.25% 01/15/09 $  3,105,000
                                                           ------------
            RESORTS/THEME PARKS -- 0.84%
  1,500,000 Six Flags, Inc................  9.75  06/15/07    1,473,750
                                                           ------------
            RETAIL - MAJOR DEPARTMENT STORE -- 0.93%
  1,000,000 JC Penny Co., Inc.............  8.00  03/01/10    1,097,500
    500,000 Saks, Inc.....................  8.25  11/15/08      547,500
                                                           ------------
                                                              1,645,000
                                                           ------------
            SATELLITE TELECOM -- 1.19%
  2,000,000 PanAmSat Corp.................  8.50  02/01/12    2,095,000
                                                           ------------
            SEISMIC DATA COLLECTION -- 1.80%
  3,000,000 Compagnie Generale de
             Geophysique S.A.............. 10.63  11/15/07    3,165,000
                                                           ------------
            SOAP & CLEANING PREPARATION -- 1.23%
  2,000,000 Johnsondiversey, Inc.,
             Series B.....................  9.63  05/15/12    2,170,000
                                                           ------------
            SPECIAL PURPOSE ENTITY -- 0.31%
    500,000 ++Eircom Funding..............  8.25  08/15/13      537,500
                                                           ------------
            STEEL-PRODUCERS -- 0.78%
  2,000,000 AK Steel Corp.................  7.75  06/15/12    1,380,000
                                                           ------------
            TELECOM SERVICES -- 1.92%
 15,144,000 Frontier Corp., In Default....    --  10/15/03    1,287,240
  2,000,000 IPC Acquistion Corp........... 11.50  12/15/09    2,090,000
                                                           ------------
                                                              3,377,240
                                                           ------------
            TELEPHONE - INTEGRATED -- 3.29%
    500,000 Cincinnati Bell Telephone Co.
             MTN..........................  6.33  12/30/05      500,000
  3,000,000 ++Cincinnati Bell, Inc........  7.25  07/15/13    2,970,000
  2,000,000 ++Qwest Services Corp......... 13.50  12/15/10    2,330,000
                                                           ------------
                                                              5,800,000
                                                           ------------
            TRANSPORTATION - MARINE -- 1.81%
  3,000,000 Overseas Shipholding Group....  8.75  12/01/13    3,198,750
                                                           ------------
            TOTAL CORPORATE BONDS (Cost $157,539,518).....  147,359,708
                                                           ------------

 Principal                                       Maturity
  Amount                                   Rate    Date      Value
-----------                                ----  -------- -----------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 13.61%
$24,000,000 Freddie Mac, Discount Note
             (Cost $24,000,000)........... 0.95% 10/01/03 $24,000,000
                                                          -----------

      Shares
-----------------
WARRANTS -- 0.00%
     67,340       +Loral Space & Communications, Expires 12/26/06..............         673
      8,500       +Mikohn Gaming Corp., Expires 8/15/08........................          85
                                                                                -----------
                  TOTAL WARRANTS (Cost $17,500)................................         758
                                                                                -----------

TOTAL INVESTMENTS (Cost $181,557,018*)..............................................................  97.19% $171,360,466
OTHER ASSETS & LIABILITIES (NET)....................................................................   2.81     4,963,101
                                                                                                     ------  ------------
NET ASSETS.......................................................................................... 100.00% $176,323,567
                                                                                                     ======  ============

--------
* For Federal tax purposes, the tax basis of investments aggregates
  $181,893,373.
+ Non-income producing security
++Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2003, these securities amounted to $29,598,528 or 16.79% of net assets.
Discount Note--The rate reported on the Schedule of Investments is the discount rate at the time of purchase.
In Default--Security in default on interest payments.
L.P.--Limited Partnership
llc--Limited Liability Company

                      See Notes to Financial Statements.

Excelsior Funds
Statements of Assets and Liabilities
September 30, 2003



                                                                        Value and       Mid Cap       Optimum
                                                                      Restructuring      Value        Growth
                                                        Equity Fund       Fund           Fund          Fund
                                                       ------------  --------------  ------------  ------------
Assets:
  Investments, at cost -- see accompanying
   Schedule of Investments............................ $ 76,707,601  $1,869,516,147  $169,279,391  $ 31,793,864
                                                       ============  ==============  ============  ============
  Investments, in securities, at value (excluding
   Repurchase Agreements) (Note 1a)................... $ 73,187,553  $2,153,373,457  $185,111,634  $ 34,537,372
  Repurchase agreements, at value (Note 1g)...........           --      11,597,000     5,592,000     1,053,000
  Cash................................................       41,961         144,005        32,597           578
  Dividends receivable................................       70,782       2,355,618       107,301         5,790
  Interest receivable.................................           --             210           101            19
  Receivable for investment securities sold...........       99,908              --            --            --
  Unrealized appreciation on forward foreign currency
   exchange contracts (Note 1b).......................           --              --         3,610            --
  Receivable for fund shares sold.....................           --      13,411,290       272,330        32,464
                                                       ------------  --------------  ------------  ------------
   Total Assets.......................................   73,400,204   2,180,881,580   191,119,573    35,629,223
Liabilities:
  Payable for investments purchased...................           --       2,018,958       466,270            --
  Payable for fund shares redeemed....................       45,012       2,265,157       135,049         3,174
  Investment advisory fees payable (Note 2a)..........       31,479         935,078        81,322        13,931
  Administration fees payable (Note 2b)...............        6,914         164,886         3,307         3,116
  Shareholder servicing fees payable (Note 2d and
   2e)................................................            1         543,505        51,144         6,161
  Trustees'/Directors fees and expenses payable
   (Note 2h)..........................................            8           1,383         2,226           440
  Accrued expenses and other liabilities..............        3,679         806,268        46,387        11,315
                                                       ------------  --------------  ------------  ------------
   Total Liabilities..................................       87,093       6,735,235       785,705        38,137
                                                       ------------  --------------  ------------  ------------
Net Assets............................................ $ 73,313,111  $2,174,146,345  $190,333,868  $ 35,591,086
                                                       ============  ==============  ============  ============
Net Assets Consist of:
  Par value (Note 5).................................. $        104  $       72,340  $        145  $         37
  Paid in capital in excess of par value..............   89,723,795   2,069,353,690   171,247,925    43,149,132
  Undistributed (distributions in excess of) net
   investment income..................................      135,278       4,667,945        79,306       (47,076)
  Accumulated net realized (loss) on investments......  (13,026,018)   (195,396,128)   (2,420,072)  (11,307,515)
  Unrealized appreciation (depreciation) of
   investments........................................   (3,520,048)    295,448,498    21,426,564     3,796,508
                                                       ------------  --------------  ------------  ------------
Net Assets............................................ $ 73,313,111  $2,174,146,345  $190,333,868  $ 35,591,086
                                                       ============  ==============  ============  ============
Net Assets:
  Institutional Shares................................ $ 73,313,111  $   23,716,360  $ 57,951,690  $ 31,024,652
  Shares..............................................           --   2,150,429,985   132,382,178     4,566,434
Shares outstanding (Note 5)
  Institutional Shares................................   10,448,844         789,313     4,418,276     3,193,530
  Shares..............................................           --      71,550,755    10,105,160       478,884
Net Asset Value Per Share (net assets / shares
 outstanding):
  Institutional Shares................................        $7.02          $30.05        $13.12         $9.71
                                                              =====          ======        ======         =====
  Shares..............................................           --          $30.05        $13.10         $9.54
                                                              =====          ======        ======         =====


                      See Notes to Financial Statements.

Excelsior Funds
Statements of Assets and Liabilities -- (continued)
September 30, 2003


                                                            Income     Total Return International  High Yield
                                                             Fund       Bond Fund    Equity Fund      Fund
                                                         ------------  ------------ ------------- ------------
Assets:
  Investments, at cost -- see accompanying
   Schedule of Investments.............................. $123,051,847  $193,767,506 $ 33,561,853  $181,557,018
                                                         ============  ============ ============  ============
  Investments, in securities, at value (excluding
   repurchase agreements) (Note 1a)..................... $126,105,018  $204,531,255 $ 35,728,296  $171,360,466
  Repurchase agreements, at value (Note 1g).............           --            --    1,468,000            --
  Cash..................................................           --        40,210           --       922,553
  Dividends receivable..................................           --            --       52,224            --
  Interest receivable...................................    1,008,722     1,491,118           27     3,978,395
  Receivable for investment securities sold.............           --            --           --     5,392,500
  Receivable for fund shares sold.......................           --         3,426           --        57,452
  Foreign withholding tax receivable....................           --            --       53,442            --
                                                         ------------  ------------ ------------  ------------
   Total Assets.........................................  127,113,740   206,066,009   37,301,989   181,711,366
Liabilities:
  Payable for investments purchased.....................           --     3,854,219       41,663     3,726,250
  Payable for fund shares redeemed......................           --        61,622        3,133       603,179
  Dividends payable.....................................      369,688       657,667           --       876,709
  Foreign taxes payable.................................           --            --       80,604            --
  Investment advisory fees payable (Note 2a)............       35,094        49,549       13,986        87,054
  Administration fees payable (Note 2b).................       12,117        17,806        4,864         3,170
  Shareholder servicing fees payable (Note 2d and 2e)...            1         3,477           84        52,182
  Trustees' fees and expenses payable (Note 2h).........           30             7            2         2,379
  Due to custodian bank.................................           --            --        2,710            --
  Accrued expenses and other liabilities................       15,477        32,867       44,080        36,876
                                                         ------------  ------------ ------------  ------------
   Total Liabilities....................................      432,407     4,677,214      191,126     5,387,799
                                                         ------------  ------------ ------------  ------------
Net Assets.............................................. $126,681,333  $201,388,795 $ 37,110,863  $176,323,567
                                                         ============  ============ ============  ============
Net Assets Consist of:
  Par value (Note 5) ................................... $        176  $        258 $         68  $        395
  Paid in capital in excess of par value................  122,490,666   183,425,851   61,926,851   247,949,960
  Undistributed (distributions in excess of) net
   investment income....................................     (202,828)       82,497      431,083    (1,748,617)
  Accumulated net realized gain (loss) on investments...    1,340,148     7,116,440  (28,807,315)  (59,681,619)
  Unrealized appreciation (depreciation) of investments
   and foreign currency translations....................    3,053,171    10,763,749    3,560,176   (10,196,552)
                                                         ------------  ------------ ------------  ------------
Net Assets.............................................. $126,681,333  $201,388,795 $ 37,110,863  $176,323,567
                                                         ============  ============ ============  ============
Net Assets:
  Institutional Shares.................................. $126,681,333  $201,388,795 $ 37,110,863  $ 25,684,393
  Shares................................................           --            --           --   150,639,174
Shares outstanding (Note 5)
  Institutional Shares..................................   17,551,238    25,786,304    6,829,685     5,761,382
  Shares................................................           --            --           --    33,788,317
Net Asset Value Per Share (net assets / shares
 outstanding):
  Institutional Shares..................................        $7.22         $7.81        $5.43         $4.46
                                                                =====         =====        =====         =====
  Shares................................................           --            --           --         $4.46
                                                                =====         =====        =====         =====


                      See Notes to Financial Statements.

Excelsior Funds
Statements of Operations
Six Months Ended September 30, 2003


                                                                            Value and     Mid Cap      Optimum
                                                                Equity    Restructuring    Value       Growth
                                                                 Fund         Fund         Fund         Fund
                                                             -----------  ------------- -----------  ----------
Investment Income:
  Dividend income........................................... $   475,196  $ 18,324,439  $ 1,088,394  $   92,798
  Interest income...........................................       6,125        83,052       30,033       6,488
  Less: Foreign taxes withheld..............................      (2,986)     (146,808)      (1,884)       (490)
                                                             -----------  ------------  -----------  ----------
   Total Income.............................................     478,335    18,260,683    1,116,543      98,796
Expenses:
  Investment advisory fees (Note 2a)........................     237,114     5,843,994      533,236     115,690
  Administration fees (Note 2b).............................      55,187     1,473,480      124,096      26,926
  Legal and audit fees......................................       6,197       157,608       12,173       2,612
  Custodian fees............................................       4,556       105,018        4,361       1,487
  Trustee's/Directors fees and expenses (Note 2h)...........       3,784        23,989        5,792       1,325
  Registration and filing fees..............................       3,380        34,992        9,579       7,824
  Prospectus and shareholder reports........................       1,707        85,238        8,224       1,712
  Transfer agent fees.......................................         514       738,176       32,547      14,884
  Shareholder servicing fees (Note 2d)......................          32       141,702       93,612      13,275
  Shareholder servicing fees -- Shares (Note 2e)............          --     2,408,435      138,470       6,210
  Miscellaneous expenses....................................       2,147        49,816        3,520         775
                                                             -----------  ------------  -----------  ----------
   Total Expenses...........................................     314,618    11,062,448      965,610     192,720
  Fees waived and reimbursed by:
   Investment adviser (Note 2)..............................     (44,669)     (914,686)    (122,827)    (35,662)
   Administrators (Note 2)..................................     (14,592)     (531,343)     (97,601)     (8,459)
                                                             -----------  ------------  -----------  ----------
   Net Expenses.............................................     255,357     9,616,419      745,182     148,599
                                                             -----------  ------------  -----------  ----------
Net Investment Income (Loss)................................     222,978     8,644,264      371,361     (49,803)
                                                             -----------  ------------  -----------  ----------
Realized and Unrealized Gain (Note 1):
  Net realized gain on security transactions................     666,243    21,956,810    3,955,154   2,657,102
  Net realized gain (loss) on foreign currency transactions.          --        13,280         (751)         --
  Net realized gain on written options......................          --       150,031           --          --
  Change in unrealized appreciation/depreciation of
   investments and foreign currency translations during the
   period...................................................   9,849,887   405,430,377   32,383,277   2,811,510
                                                             -----------  ------------  -----------  ----------
Net Realized and Unrealized Gain............................  10,516,130   427,550,498   36,337,680   5,468,612
                                                             -----------  ------------  -----------  ----------
Net Increase in Net Assets Resulting from Operations........ $10,739,108  $436,194,762  $36,709,041  $5,418,809
                                                             ===========  ============  ===========  ==========


                      See Notes to Financial Statements.

Excelsior Funds
Statements of Operations -- (Continued)
Six Months Ended September 30, 2003



                                                                            Total
                                                               Income      Return     International  High Yield
                                                                Fund      Bond Fund    Equity Fund      Fund
                                                             ----------  -----------  ------------- ------------
Investment Income:
  Dividend income........................................... $       --  $        --   $   660,323  $         --
  Interest income...........................................  3,283,318    5,579,422         4,043     9,187,061
  Less: Foreign taxes withheld..............................         --           --       (67,297)           --
                                                             ----------  -----------   -----------  ------------
   Total Income.............................................  3,283,318    5,579,422       597,069     9,187,061
Expenses:
  Investment advisory fees (Note 2a)........................    434,243      719,614       170,256       717,772
  Administration fees (Note 2b).............................    101,056      167,486        34,052       135,777
  Legal and audit fees......................................     11,831       18,822         2,913        20,695
  Custodian fees............................................      7,949       15,543        36,659        16,050
  Trustee's fees and expenses (Note 2h).....................      6,372       13,174         1,746         6,900
  Registration and filing fees..............................      3,301        4,566         2,657         6,847
  Prospectus and shareholder reports........................      2,804        3,722           712         4,844
  Transfer agent fees.......................................        447        1,032           222         8,747
  Shareholder servicing fees (Note 2d)......................        257       12,316            15        86,259
  Shareholder servicing fees -- Shares (Note 2e)............         --           --            --       183,914
  Miscellaneous expenses....................................      3,536        6,732         1,182         3,808
                                                             ----------  -----------   -----------  ------------
   Total Expenses...........................................    571,796      963,007       250,414     1,191,613
  Fees waived and reimbursed by:
   Investment adviser (Note 2)..............................   (211,038)    (365,167)      (90,374)     (179,912)
   Administrators (Note 2)..................................    (26,723)     (44,284)       (6,810)     (110,002)
                                                             ----------  -----------   -----------  ------------
   Net Expenses.............................................    334,035      553,556       153,230       901,699
                                                             ----------  -----------   -----------  ------------
Net Investment Income.......................................  2,949,283    5,025,866       443,839     8,285,362
                                                             ----------  -----------   -----------  ------------
Realized and Unrealized Gain (Loss) (Note 1):
  Net realized gain (loss) on security transactions.........    609,137    2,281,003    (3,397,947)  (23,556,248)
  Net realized gain on in-kind redemption...................         --    1,951,279            --            --
  Net realized gain on foreign currency transactions........         --           --         1,775            --
  Change in unrealized appreciation/depreciation of
   investments and foreign currency translations during the
   period...................................................   (423,156)  (2,860,564)   12,359,155*   44,150,504
                                                             ----------  -----------   -----------  ------------
Net Realized and Unrealized Gain............................    185,981    1,371,718     8,962,983    20,594,256
                                                             ----------  -----------   -----------  ------------
Net Increase in Net Assets Resulting from Operations........ $3,135,264  $ 6,397,584   $ 9,406,822  $ 28,879,618
                                                             ==========  ===========   ===========  ============
--------
*Net of $46,285 foreign tax on unrealized appreciation.


                      See Notes to Financial Statements.

Excelsior Funds
Statements of Changes in Net Assets



                                                   Equity Fund           Value and Restructuring Fund
                                           --------------------------  -------------------------------
                                            Six Months                   Six Months
                                               Ended      Year Ended        Ended         Year Ended
                                           September 30,  March 31,     September 30,     March 31,
                                               2003          2003           2003             2003
                                           ------------- ------------  --------------  ---------------
Operations:
 Net investment income (loss).............  $   222,978  $    616,273  $    8,644,264  $    12,137,862
 Net realized gain (loss) on security
  transactions............................      666,243   (11,989,009)     21,956,810     (182,961,868)
 Net realized gain (loss) on foreign
  currency transactions...................           --            --          13,280               --
 Net realized gain on written
  options.................................           --            --         150,031        1,445,344
 Change in unrealized
  appreciation/depreciation of
  investments and foreign
  currency translations during the
  period..................................    9,849,887    (8,913,200)    405,430,377     (487,934,177)
                                            -----------  ------------  --------------  ---------------
    Net increase (decrease) in net
     assets resulting from
     operations...........................   10,739,108   (20,285,936)    436,194,762     (657,312,839)
Distributions to shareholders:
 From net investment income
  Institutional Shares....................     (219,567)     (604,819)       (101,292)              --
   Shares.................................           --            --      (8,226,654)      (9,551,583)
 From net realized gains
   Institutional Shares...................           --       (81,061)             --               --
   Shares.................................           --            --              --               --
                                            -----------  ------------  --------------  ---------------
    Total distributions to
     shareholders.........................     (219,567)     (685,880)     (8,327,946)      (9,551,583)
                                            -----------  ------------  --------------  ---------------
Transactions in Shares:
 Net proceeds from shares sold
   Institutional shares...................    3,813,905     4,935,327      19,303,944               --
   Shares.................................           --            --     432,232,087    1,112,552,413
 Reinvestment of dividends
   Institutional shares...................          889         1,433          16,979               --
   Shares.................................           --            --       5,989,534        6,822,577
 Cost of shares redeemed
   Institutional shares...................   (7,229,307)  (18,183,051)           (114)              --
   Shares.................................           --            --    (269,983,407)  (1,308,972,710)
                                            -----------  ------------  --------------  ---------------
    Net increase (decrease) in net
     assets from share
     transactions.........................   (3,414,513)  (13,246,291)    187,559,023     (189,597,720)
                                            -----------  ------------  --------------  ---------------
     Total Increase (Decrease)
      in Net Assets.......................    7,105,028   (34,218,107)    615,425,839     (856,462,142)
Net Assets
 Beginning of period......................   66,208,083   100,426,190   1,558,720,506    2,415,182,648
                                            -----------  ------------  --------------  ---------------
 End of period(1).........................  $73,313,111  $ 66,208,083  $2,174,146,345  $ 1,558,720,506
                                            ===========  ============  ==============  ===============
Capital Share Transactions:
 Shares sold
   Institutional Shares...................      565,252       757,972         788,661               --
   Shares.................................           --            --      15,083,669       43,090,653
 Shares issued for dividend
  reinvestment
   Institutional Shares...................          138           226             657               --
   Shares.................................           --            --         231,584          255,445
 Shares redeemed
  Institutional Shares....................   (1,071,536)   (2,884,529)             (5)              --
   Shares.................................           --            --      (9,657,841)     (51,468,558)
                                            -----------  ------------  --------------  ---------------
Net Increase (Decrease) in Shares
 Outstanding..............................     (506,146)   (2,126,331)      6,446,725       (8,122,460)
                                            ===========  ============  ==============  ===============
--------
(1) Including undistributed (distributions
  in excess of) net investment income.....  $   135,278  $    131,867  $    4,667,945  $     4,351,627

                                               Mid Cap Value Fund          Optimum Growth Fund
                                           --------------------------  --------------------------
                                            Six Months                  Six Months
                                               Ended      Year Ended       Ended      Year Ended
                                           September 30,  March 31,    September 30,  March 31,
                                               2003          2003          2003          2003
                                           ------------- ------------  ------------- ------------
Operations:
 Net investment income (loss)............. $    371,361  $    361,948   $   (49,803) $     31,911
 Net realized gain (loss) on security
  transactions............................    3,955,154    (6,310,874)    2,657,102    (9,110,968)
 Net realized gain (loss) on foreign
  currency transactions...................         (751)           --            --            --
 Net realized gain on written
  options.................................           --            --            --            --
 Change in unrealized
  appreciation/depreciation of
  investments and foreign
  currency translations during the
  period..................................   32,383,277   (26,424,605)    2,811,510    (5,119,107)
                                           ------------  ------------   -----------  ------------
    Net increase (decrease) in net
     assets resulting from
     operations...........................   36,709,041   (32,373,531)    5,418,809   (14,198,164)
Distributions to shareholders:
 From net investment income
  Institutional Shares....................     (167,408)     (159,673)      (13,369)      (15,188)
   Shares.................................     (223,567)     (132,632)           --          (627)
 From net realized gains
   Institutional Shares...................           --            --            --            --
   Shares.................................           --            --            --            --
                                           ------------  ------------   -----------  ------------
    Total distributions to
     shareholders.........................     (390,975)     (292,305)      (13,369)      (15,815)
                                           ------------  ------------   -----------  ------------
Transactions in Shares:
 Net proceeds from shares sold
   Institutional shares...................   12,523,847    18,487,535     1,581,878     6,116,418
   Shares.................................   57,366,584    93,108,601       294,744     1,408,533
 Reinvestment of dividends
   Institutional shares...................        1,452         1,347         4,123         4,419
   Shares.................................       64,036        31,187            --           319
 Cost of shares redeemed
   Institutional shares...................  (11,653,918)  (13,116,401)   (2,226,990)   (6,721,811)
   Shares.................................  (30,449,166)  (44,061,055)   (1,377,229)   (2,710,691)
                                           ------------  ------------   -----------  ------------
    Net increase (decrease) in net
     assets from share
     transactions.........................   27,852,835    54,451,214    (1,723,474)   (1,902,813)
                                           ------------  ------------   -----------  ------------
     Total Increase (Decrease)
      in Net Assets.......................   64,170,901    21,785,378     3,681,966   (16,116,792)
Net Assets
 Beginning of period......................  126,162,967   104,377,589    31,909,120    48,025,912
                                           ------------  ------------   -----------  ------------
 End of period(1)......................... $190,333,868  $126,162,967   $35,591,086  $ 31,909,120
                                           ============  ============   ===========  ============
Capital Share Transactions:
 Shares sold
   Institutional Shares...................    1,035,484     1,582,768       168,022       685,342
   Shares.................................    4,727,087     8,338,597        32,590       147,775
 Shares issued for dividend
  reinvestment
   Institutional Shares...................          123           118           487           514
   Shares.................................        5,330         2,814            --            38
 Shares redeemed
  Institutional Shares....................   (1,007,672)   (1,251,124)     (230,813)     (716,125)
   Shares.................................   (2,549,876)   (4,215,715)     (149,609)     (295,756)
                                           ------------  ------------   -----------  ------------
Net Increase (Decrease) in Shares
 Outstanding..............................    2,210,476     4,457,458      (179,323)     (178,212)
                                           ============  ============   ===========  ============
--------
(1) Including undistributed (distributions
  in excess of) net investment income..... $     79,306  $     98,920   $   (47,076) $     16,096


                      See Notes to Financial Statements.

Excelsior Funds
Statements of Changes in Net Assets -- (continued)


                                    Income Fund           Total Return Bond Fund     International Equity Fund
                            --------------------------  --------------------------  --------------------------
                             Six Months                  Six Months                  Six Months
                                Ended      Year Ended       Ended      Year Ended       Ended      Year Ended
                            September 30,  March 31,    September 30,  March 31,    September 30,  March 31,
                                2003          2003          2003          2003          2003          2003
                            ------------- ------------  ------------- ------------  ------------- ------------
Operations:
 Net investment
  income................... $  2,949,283  $  5,962,297  $  5,025,866  $ 14,901,193   $   443,839  $    440,250
 Net realized gain
  (loss) on
  security
  transactions.............      609,137       834,945     2,281,003     4,158,981    (3,397,947)  (12,356,660)
 Net realized gain
  on in-kind
  redemption...............           --            --     1,951,279            --            --            --
 Net realized gain
  on foreign
  currency
  transactions.............           --            --            --            --         1,775        86,429
 Change in
  unrealized
  appreciation/depreciation
  of investments
  and foreign
  currency
  translations
  during the period........     (423,156)    4,115,099    (2,860,564)   14,366,088    12,359,155    (2,636,080)
                            ------------  ------------  ------------  ------------   -----------  ------------
  Net increase
   (decrease) in
   net assets
   resulting from
   operations..............    3,135,264    10,912,341     6,397,584    33,426,262     9,406,822   (14,466,061)
Distributions to
 shareholders:
 From net
  investment income
  Institutional
   Shares..................   (3,152,310)   (6,097,073)   (4,943,369)  (15,093,678)      (61,078)     (465,399)
  Shares...................           --            --            --            --            --            --
 From net realized
  gains
  Institutional
   Shares..................           --      (421,118)           --    (2,744,734)           --            --
 From tax return of
  capital
  Institutional
   Shares..................           --            --            --            --            --            --
  Shares...................           --            --            --            --            --            --
                            ------------  ------------  ------------  ------------   -----------  ------------
    Total
      distributions
      to
      shareholders.........   (3,152,310)   (6,518,191)   (4,943,369)  (17,838,412)      (61,078)     (465,399)
                            ------------  ------------  ------------  ------------   -----------  ------------
Transactions in
 Shares:
 Net proceeds from
  shares sold
  Institutional
   shares..................    7,025,348    25,424,177    13,324,513    45,347,654     1,166,503     4,653,106
  Shares...................           --            --            --            --            --            --
 Contribution
  in-kind Institutional
  shares...................   37,573,596            --            --            --            --            --
 Reinvestment of
  dividends
  Institutional
   shares..................      768,646       142,157       178,372     2,113,066           687         3,948
  Shares...................           --            --            --            --            --            --
 Cost of shares
  redeemed
  Institutional
   shares..................  (23,884,190)  (36,054,399)  (47,529,751)  (77,064,174)   (2,426,202)  (13,107,038)
  Shares...................           --            --            --            --            --            --
 Redemption
  fee Institutional
  shares...................           --            --            --            --           175            --
 Redemption
  in-kind Institutional
  shares...................           --            --   (37,573,796)           --            --            --
                            ------------  ------------  ------------  ------------   -----------  ------------
  Net increase
   (decrease) in
   net assets from
   share
   transactions............   21,483,400   (10,488,065)  (71,600,662)  (29,603,454)   (1,258,837)   (8,449,984)
                            ------------  ------------  ------------  ------------   -----------  ------------
    Total Increase
      (Decrease) in
      Net Assets...........   21,466,354    (6,093,915)  (70,146,447)  (14,015,604)    8,086,907   (23,381,444)
Net Assets:
 Beginning of period.......  105,214,979   111,308,894   271,535,242   285,550,846    29,023,956    52,405,400
                            ------------  ------------  ------------  ------------   -----------  ------------
 End of period(1).......... $126,681,333  $105,214,979  $201,388,795  $271,535,242   $37,110,863  $ 29,023,956
                            ============  ============  ============  ============   ===========  ============
Capital Share
 Transactions:
 Shares sold
  Institutional
   Shares..................      967,718     3,561,927     1,719,622     5,992,835       231,220       857,692
  Shares...................           --            --            --            --            --            --
 Contribution
  in-kind Institutional
  shares...................    5,189,723            --            --            --            --            --
 Shares issued for
  dividend
  reinvestment
  Institutional
   Shares..................      106,687        19,863        22,791       274,875           138           801
  Shares...................           --            --            --            --            --            --
 Shares redeemed
  Institutional
   Shares..................   (3,314,586)   (5,051,260)   (6,060,357)  (10,116,396)     (499,283)   (2,721,546)
  Shares...................           --            --            --            --            --            --
 Redemption
  in-kind Institutional
  shares...................           --            --    (4,810,960)           --            --            --
                            ------------  ------------  ------------  ------------   -----------  ------------
Net Increase
 (Decrease) in
 Shares Outstanding........    2,949,542    (1,469,470)   (9,128,904)   (3,848,686)     (267,925)   (1,863,053)
                            ============  ============  ============  ============   ===========  ============
--------
(1) Including
    undistributed
    (distributions
    in excess of)
    net investment
    income................. $   (202,828) $        199  $     82,497            --   $   431,083  $     48,322

                                  High Yield Fund
                            --------------------------
                             Six Months
                                Ended      Year Ended
                            September 30,  March 31,
                                2003          2003
                            ------------- ------------
Operations:
 Net investment
  income................... $  8,285,362  $ 36,322,695
 Net realized gain
  (loss) on
  security
  transactions.............  (23,556,248)  (25,570,771)
 Net realized gain
  on in-kind
  redemption...............           --            --
 Net realized gain
  on foreign
  currency
  transactions.............           --            --
 Change in
  unrealized
  appreciation/depreciation
  of investments
  and foreign
  currency
  translations
  during the period........   44,150,504   (41,831,220)
                            ------------  ------------
  Net increase
   (decrease) in
   net assets
   resulting from
   operations..............   28,879,618   (31,079,296)
Distributions to
 shareholders:
 From net
  investment income
  Institutional
   Shares..................     (913,548)   (9,857,367)
  Shares...................   (3,970,863)  (32,572,229)
 From net realized
  gains
  Institutional
   Shares..................           --            --
 From tax return of
  capital
  Institutional
   Shares..................     (628,421)   (4,813,913)
  Shares...................   (2,732,118)  (15,906,871)
                            ------------  ------------
    Total
      distributions
      to
      shareholders.........   (8,244,950)  (63,150,380)
                            ------------  ------------
Transactions in
 Shares:
 Net proceeds from
  shares sold
  Institutional
   shares..................    3,630,233    28,689,696
  Shares...................   83,593,711   124,891,845
 Contribution
  in-kind Institutional
  shares...................           --            --
 Reinvestment of
  dividends
  Institutional
   shares..................       23,832       471,712
  Shares...................      944,160     4,442,208
 Cost of shares
  redeemed
  Institutional
   shares..................  (19,539,717)  (17,456,381)
  Shares...................  (81,555,465)  (99,348,474)
 Redemption
  fee Institutional
  shares...................           --            --
 Redemption
  in-kind Institutional
  shares...................           --            --
                            ------------  ------------
  Net increase
   (decrease) in
   net assets from
   share
   transactions............  (12,903,246)   41,690,606
                            ------------  ------------
    Total Increase
      (Decrease) in
      Net Assets...........    7,731,422   (52,539,070)
Net Assets:
 Beginning of period.......  168,592,145   221,131,215
                            ------------  ------------
 End of period(1).......... $176,323,567  $168,592,145
                            ============  ============
Capital Share
 Transactions:
 Shares sold
  Institutional
   Shares..................      848,570     5,477,986
  Shares...................   19,427,180    26,619,786
 Contribution
  in-kind Institutional
  shares...................           --            --
 Shares issued for
  dividend
  reinvestment
  Institutional
   Shares..................        5,484        90,125
  Shares...................      217,167       991,149
 Shares redeemed
  Institutional
   Shares..................   (4,435,241)   (4,001,115)
  Shares...................  (18,815,541)  (22,541,900)
 Redemption
  in-kind Institutional
  shares...................           --            --
                            ------------  ------------
Net Increase
 (Decrease) in
 Shares Outstanding........   (2,752,381)    6,636,031
                            ============  ============
--------
(1) Including
    undistributed
    (distributions
    in excess of)
    net investment
    income................. $ (1,748,617) $ (4,476,473)


                      See Notes to Financial Statements.

Excelsior Funds
Financial Highlights


Selected data for a share outstanding throughout each period are as follows:
                                                                                      Equity Fund
                                                        ----------------------------------------------------------------------
                                                         Six Months
                                                            Ended      Year Ended Year Ended  Year Ended  Year Ended Year Ended
                                                        September 30,  March 31,  March 31,   March 31,   March 31,  March 31,
                                                            2003          2003       2002        2001        2000       1999
                                                        -------------  ---------- ----------  ----------  ---------- ----------
Net Asset Value, Beginning of Period...................    $  6.04      $  7.68    $   8.74    $  17.48    $  14.96   $  12.69
                                                           -------      -------    --------    --------    --------   --------
Investment Operations:
 Net investment income.................................       0.02         0.05        0.04        0.02        0.02       0.04
 Net realized and unrealized gain (loss) on investments       0.98        (1.63)      (0.41)      (4.30)       3.73       2.47
                                                           -------      -------    --------    --------    --------   --------
   Total From Investment Operations....................       1.00        (1.58)      (0.37)      (4.28)       3.75       2.51
                                                           -------      -------    --------    --------    --------   --------
Distributions:
 From net investment income............................      (0.02)       (0.05)      (0.03)      (0.02)      (0.03)     (0.04)
 From net realized gains...............................         --        (0.01)      (0.66)      (4.44)      (1.20)     (0.20)
                                                           -------      -------    --------    --------    --------   --------
   Total Distributions.................................      (0.02)       (0.06)      (0.69)      (4.46)      (1.23)     (0.24)
                                                           -------      -------    --------    --------    --------   --------
Net Asset Value, End of Period.........................    $  7.02      $  6.04    $   7.68    $   8.74    $  17.48   $  14.96
                                                           =======      =======    ========    ========    ========   ========
Total Return...........................................      16.59%(2)   (20.65)%     (4.51)%    (29.47)%     25.75%     20.13%
                                                           =======      =======    ========    ========    ========   ========
Ratios and Supplement Data:
Ratios to Average Net Assets
 Net Expenses..........................................       0.70%(3)     0.69%       0.70%       0.70%       0.70%      0.70%
 Gross Expenses (1)....................................       0.86%(3)     0.85%       0.89%       0.88%       0.90%      0.90%
 Net Investment Income.................................       0.61%(3)     0.81%       0.43%       0.16%       0.13%      0.28%
Portfolio Turnover.....................................         12%          29%         29%         30%         27%        37%
Net Assets at end of Period
 (000's omitted).......................................    $73,313      $66,208    $100,426    $122,573    $211,601   $180,110
--------
(1)Expense ratios before waiver of fees and reimbursement of expenses, if any, by the adviser and administrators.
(2)Not annualized.
(3)Annualized.


                      See Notes to Financial Statements.

Excelsior Funds
Financial Highlights


Selected data for a share outstanding throughout each period are as follows:
                                                                                Value and Restructuring Fund--
                                                                                     Institutional Shares
                                                                                ----------------------------------------
                                                                                 Six Months                     September 30,
                                                                                    Ended                         2002* to
                                                                                September 30,                     March 31,
                                                                                    2003                            2003
                                                                                -------------                   -------------
Net Asset Value, Beginning of Period...........................................    $ 23.65                         $22.92
                                                                                   -------                         ------
Investment Operations:
  Net investment income......................................................         0.18                           0.22
  Net realized and unrealized gain on investments............................         6.38                           0.59
                                                                                   -------                         ------
   Total From Investment Operations.........................................          6.56                           0.81
                                                                                   -------                         ------
Distributions:
  From net investment income.................................................        (0.16)                         (0.08)
                                                                                   -------                         ------
   Total Distributions......................................................         (0.16)                         (0.08)
                                                                                   -------                         ------
Net Asset Value, End of Period.................................................    $ 30.05                         $23.65
                                                                                   =======                         ======
Total Return...................................................................      27.82%(2)                       3.54%(2)

Ratios and Supplement Data:
Ratios to Average Net Assets
  Net Expenses...............................................................         0.74%(3)                       0.00%(3)(4)
  Gross Expenses (1).........................................................         0.89%(3)                       0.00%(3)(4)
  Net Investment Income......................................................         1.09%(3)                       1.90%(3)
Portfolio Turnover.............................................................          3%                            16%
Net Assets at end of Period (000's omitted)....................................    $23,716                         $   --  (5)
-------------
*Commencement of operations.
(1)Expense ratios before waiver of fees and reimbursement of expenses, if any, by the adviser and administrators.
(2)Not annualized.
(3)Annualized.
(4)The information presented for the Institutional Shares reflects the impact of the low level of assets at the beginning of the period and throughout the period ended March 31, 2003. Percentage amounts to less than
   0.005%.
(5)Amount represents less than $1,000.


                      See Notes to Financial Statements.

Excelsior Funds
Financial Highlights


Selected data for a share outstanding throughout each period are as follows:
                                                         Mid Cap Value Fund--Institutional Shares
                                         -----------------------------------------------------------------------
                                          Six Months
                                             Ended      Year Ended   Year Ended  Year Ended Year Ended Year Ended
                                         September 30,  March 31,    March 31,   March 31,  March 31,  March 31,
                                             2003          2003         2002        2001       2000       1999
                                         -------------  ----------   ----------  ---------- ---------- ----------
Net Asset Value, Beginning of Period....    $ 10.25      $ 13.28      $ 11.97     $ 21.32    $ 15.33    $ 16.12
                                            -------      -------      -------     -------    -------    -------
Investment Operations:
 Net investment income..................       0.04(2)      0.05 (2)     0.04(2)     0.40       0.06       0.13
 Net realized and unrealized gain
  (loss) on investments.................       2.87(2)     (3.04)(2)     1.67(2)    (1.27)      6.34       0.52
                                            -------      -------      -------     -------    -------    -------
  Total From Investment Operations......       2.91        (2.99)        1.71       (0.87)      6.40       0.65
                                            -------      -------      -------     -------    -------    -------
Distributions:
 From net investment income.............      (0.04)       (0.04)       (0.04)      (0.40)     (0.09)     (0.12)
 From net realized gains................         --           --        (0.36)      (8.08)     (0.32)     (1.32)
                                            -------      -------      -------     -------    -------    -------
  Total Distributions...................      (0.04)       (0.04)       (0.40)      (8.48)     (0.41)     (1.44)
                                            -------      -------      -------     -------    -------    -------
Net Asset Value, End of Period..........    $ 13.12      $ 10.25      $ 13.28     $ 11.97    $ 21.32    $ 15.33
                                            =======      =======      =======     =======    =======    =======
Total Return............................      28.42%(3)   (22.58)%      14.53%      (1.99)%    41.92%      4.80%
                                            =======      =======      =======     =======    =======    =======
Ratios and Supplement Data:
Ratios to Average Net Assets
 Net Expenses...........................       0.74%(4)     0.76%        0.80%       0.80%      0.80%      0.70%
 Gross Expenses (1).....................       1.01%(4)     0.91%        0.95%       0.96%      0.95%      0.97%
 Net Investment Income..................       0.63%(4)     0.44%        0.33%       2.27%      0.31%      0.87%
Portfolio Turnover......................          6%          28%          24%         95%        45%        55%
Net Assets at end of period (000's
 omitted)...............................    $57,952      $45,017      $53,900     $40,993    $53,978    $39,307
--------
(1)Expense ratios before waiver of fees and reimbursement of expenses, if any, by the adviser and administrators.
(2)For comparative purposes per share amounts are based on average shares outstanding.
(3)Not annualized.
(4)Annualized.


                      See Notes to Financial Statements.

Excelsior Funds
Financial Highlights


Selected data for a share outstanding throughout each period are as follows:
                                                                        Optimum Growth Fund--Institutional Shares
                                                        ---------------------------------------------------------------
                                                         Six Months
                                                            Ended       Year Ended   Year Ended   Year Ended Year Ended
                                                        September 30,   March 31,    March 31,    March 31,  March 31,
                                                            2003           2003         2002         2001       2000
                                                        -------------   ----------   ----------   ---------- ----------
Net Asset Value, Beginning of Period...................    $  8.31       $ 11.95      $ 13.11      $ 30.83    $ 27.55
                                                           -------       -------      -------      -------    -------
Investment Operations:
 Net investment income (loss)..........................      (0.01)(2)      0.01 (2)    (0.01)(2)    (0.06)     (0.05)
 Net realized and unrealized gain (loss) on investments       1.41 (2)     (3.65)(2)    (1.15)(2)   (12.21)      7.21
                                                           -------       -------      -------      -------    -------
   Total From Investment Operations....................       1.40         (3.64)       (1.16)      (12.27)      7.16
                                                           -------       -------      -------      -------    -------
Distributions:
 From net investment income............................         -- (3)        -- (3)       --           --         --
 From net realized gains...............................         --            --           --        (5.45)     (3.88)
                                                           -------       -------      -------      -------    -------
   Total Distributions.................................         --            --           --        (5.45)     (3.88)
                                                           -------       -------      -------      -------    -------
Net Asset Value, End of Period.........................    $  9.71       $  8.31      $ 11.95      $ 13.11    $ 30.83
                                                           =======       =======      =======      =======    =======
Total Return...........................................      16.90%(4)    (30.42)%      (8.85)%     (45.26)%    27.66%
                                                           =======       =======      =======      =======    =======
Ratios and Supplement Data:
Ratios to Average Net Assets
 Net Expenses..........................................       0.80%(5)      0.79%        0.78%        0.80%      0.80%
 Gross Expenses (1)....................................       1.05%(5)      0.89%        1.05%        0.95%      0.93%
 Net Investment Income (Loss)..........................      (0.24)%(5)     0.14%       (0.11)%      (0.28)%    (0.18)%
Portfolio Turnover.....................................         54%           61%          43%          46%        44%
Net Assets at end of period (000's omitted)............    $31,025       $27,046      $39,277      $41,994    $85,889
--------
(1)Expense ratios before waiver of fees and reimbursement of expenses, if any, by the adviser and administrators.
(2)For comparative purposes per share amounts are based on average shares outstanding.
(3)Amount represents less than $0.01 per share.
(4)Not annualized.
(5)Annualized.

Selected data for a share outstanding throughout each period are as follows:

                                                        ----------

                                                        Year Ended
                                                        March 31,
                                                           1999
                                                        ----------
Net Asset Value, Beginning of Period...................  $ 16.33
                                                         -------
Investment Operations:
 Net investment income (loss)..........................       --
 Net realized and unrealized gain (loss) on investments    11.22
                                                         -------
   Total From Investment Operations....................    11.22
                                                         -------
Distributions:
 From net investment income............................       --
 From net realized gains...............................       --
                                                         -------
   Total Distributions.................................       --
                                                         -------
Net Asset Value, End of Period.........................  $ 27.55
                                                         =======
Total Return...........................................    68.74%
                                                         =======
Ratios and Supplement Data:
Ratios to Average Net Assets
 Net Expenses..........................................     0.71%
 Gross Expenses (1)....................................     0.93%
 Net Investment Income (Loss)..........................     0.00%
Portfolio Turnover.....................................       22%
Net Assets at end of period (000's omitted)............  $88,045
--------
(1)Expense ratios before waiver of fees and reimbursement of expenses, if any, by the adviser and administrators.
(2)For comparative purposes per share amounts are based on average shares outstanding.
(3)Amount represents less than $0.01 per share.
(4)Not annualized.
(5)Annualized.


                      See Notes to Financial Statements.

Excelsior Funds
Financial Highlights


Selected data for a share outstanding throughout each period are as follows:
                                                                                     Income Fund
                                                        --------------------------------------------------------------------
                                                         Six Months
                                                            Ended      Year Ended Year Ended Year Ended Year Ended Year Ended
                                                        September 30,  March 31,  March 31,  March 31,  March 31,  March 31,
                                                            2003          2003       2002       2001       2000       1999
                                                        -------------  ---------- ---------- ---------- ---------- ----------
Net Asset Value, Beginning of Period...................   $   7.21      $   6.93   $   7.01   $   6.66   $  7.00    $  7.23
                                                          --------      --------   --------   --------   -------    -------
Investment Operations:
 Net investment income.................................       0.17          0.39       0.40       0.43      0.41       0.40
 Net realized and unrealized gain (loss) on investments       0.01          0.31      (0.04)      0.35     (0.33)      0.03
                                                          --------      --------   --------   --------   -------    -------
   Total From Investment Operations....................       0.18          0.70       0.36       0.78      0.08       0.43
                                                          --------      --------   --------   --------   -------    -------
Distributions:
 From net investment income............................      (0.17)        (0.39)     (0.40)     (0.43)    (0.41)     (0.41)
 From net realized gains...............................         --         (0.03)     (0.04)        --     (0.01)     (0.25)
                                                          --------      --------   --------   --------   -------    -------
   Total Distributions.................................      (0.17)        (0.42)     (0.44)     (0.43)    (0.42)     (0.66)
                                                          --------      --------   --------   --------   -------    -------
Net Asset Value, End of Period.........................   $   7.22      $   7.21   $   6.93   $   7.01   $  6.66    $  7.00
                                                          ========      ========   ========   ========   =======    =======
Total Return...........................................       2.54%(2)     10.36%      5.18%     12.18%     1.16%      5.94%
                                                          ========      ========   ========   ========   =======    =======
Ratios and Supplement Data:
Ratios to Average Net Assets
 Net Expenses..........................................       0.50%(3)      0.50%      0.50%      0.50%     0.50%      0.50%
 Gross Expenses (1)....................................       0.86%(3)      0.81%      0.87%      0.87%     0.90%      0.91%
 Net Investment Income.................................       4.41%(3)      5.38%      5.54%      6.49%     6.08%      5.57%
Portfolio Turnover.....................................         34%           59%        88%       119%      125%       196%
Net Assets at end of Period (000's omitted)............   $126,681      $105,215   $111,309   $107,193   $99,209    $67,240
--------
(1)Expense ratios before waiver of fees and reimbursement of expenses, if any, by the adviser and administrators.
(2)Not annualized.
(3)Annualized.


                      See Notes to Financial Statements.

Excelsior Funds
Financial Highlights


Selected data for a share outstanding throughout each period are as follows:
                                                                               Total Return Bond Fund
                                                        --------------------------------------------------------------------
                                                         Six Months
                                                            Ended      Year Ended Year Ended Year Ended Year Ended Year Ended
                                                        September 30,  March 31,  March 31,  March 31,  March 31,  March 31,
                                                            2003          2003       2002       2001       2000       1999
                                                        -------------  ---------- ---------- ---------- ---------- ----------
Net Asset Value, Beginning of Period...................   $   7.78      $   7.37   $   7.46   $   7.01   $   7.32   $   7.51
                                                          --------      --------   --------   --------   --------   --------
Investment Operations:
 Net investment income.................................       0.17          0.40       0.43       0.44       0.41       0.42
 Net realized and unrealized gain (loss) on investments       0.03          0.48      (0.09)      0.45      (0.31)      0.03
                                                          --------      --------   --------   --------   --------   --------
   Total From Investment Operations....................       0.20          0.88       0.34       0.89       0.10       0.45
                                                          --------      --------   --------   --------   --------   --------
Distributions:
 From net investment income............................      (0.17)        (0.40)     (0.43)     (0.44)     (0.41)     (0.42)
 From net realized gains...............................         --         (0.07)        --         --         --      (0.22)
                                                          --------      --------   --------   --------   --------   --------
   Total Distributions.................................      (0.17)        (0.47)     (0.43)     (0.44)     (0.41)     (0.64)
                                                          --------      --------   --------   --------   --------   --------
Net Asset Value, End of Period.........................   $   7.81      $   7.78   $   7.37   $   7.46   $   7.01   $   7.32
                                                          ========      ========   ========   ========   ========   ========
Total Return...........................................       2.64%(2)     12.27%      4.65%     13.19%      1.47%      6.07%
                                                          ========      ========   ========   ========   ========   ========
Ratios and Supplement Data:
Ratios to Average Net Assets
 Net Expenses..........................................       0.50%(3)      0.50%      0.50%      0.50%      0.50%      0.50%
 Gross Expenses (1)....................................       0.87%(3)      0.82%      0.87%      0.87%      0.88%      0.89%
 Net Investment Income.................................       4.54%(3)      5.15%      5.70%      6.27%      5.85%      5.53%
Portfolio Turnover.....................................         23%          106%       113%       110%       115%       234%
Net Assets at end of Period (000's omitted)............   $201,389      $271,535   $285,551   $304,882   $264,671   $251,614
--------
(1)Expense ratios before waiver of fees and reimbursement of expenses, if any, by the adviser and administrators.
(2)Not annualized.
(3)Annualized.


                      See Notes to Financial Statements.

Excelsior Funds
Financial Highlights


Selected data for a share outstanding throughout each period are as follows:
                                                                              International Equity Fund
                                                        -------------------------------------------------------------------
                                                         Six Months
                                                            Ended      Year Ended Year Ended Year Ended Year Ended Year Ended
                                                        September 30,  March 31,  March 31,  March 31,  March 31,  March 31,
                                                            2003          2003       2002       2001       2000       1999
                                                        -------------  ---------- ---------- ---------- ---------- ----------
Net Asset Value, Beginning of Period...................    $  4.09      $  5.85    $  6.93    $ 13.78    $   8.45   $  9.67
                                                           -------      -------    -------    -------    --------   -------
Investment Operations:
 Net investment income.................................       0.07         0.07       0.04       0.02        0.01      0.16
 Net realized and unrealized gain (loss) on investments       1.28        (1.77)     (0.86)     (4.39)       5.39     (0.79)
                                                           -------      -------    -------    -------    --------   -------
   Total From Investment Operations....................       1.35        (1.70)     (0.82)     (4.37)       5.40     (0.63)
                                                           -------      -------    -------    -------    --------   -------
Distributions:
 From net investment income............................      (0.01)       (0.06)     (0.06)     (0.02)      (0.03)    (0.16)
 From net realized gains...............................         --           --      (0.20)     (2.46)      (0.04)    (0.43)
                                                           -------      -------    -------    -------    --------   -------
   Total Distributions.................................      (0.01)       (0.06)     (0.26)     (2.48)      (0.07)    (0.59)
                                                           -------      -------    -------    -------    --------   -------
Net Asset Value, End of Period.........................    $  5.43      $  4.09    $  5.85    $  6.93    $  13.78   $  8.45
                                                           =======      =======    =======    =======    ========   =======
Total Return...........................................      33.00%(2)   (29.26)%   (12.16)%   (36.32)%     64.29%    (6.60)%
                                                           =======      =======    =======    =======    ========   =======
Ratios and Supplement Data:
Ratios to Average Net Assets
 Net Expenses..........................................       0.90%(3)     0.87%      0.90%      0.90%       0.90%     0.90%
 Gross Expenses (1)....................................       1.47%(3)     1.29%      1.38%      1.41%       1.45%     1.53%
 Net Investment Income.................................       2.61%(3)     1.07%      0.75%      0.20%       0.11%     1.18%
Portfolio Turnover.....................................         29%          71%        52%        52%         43%      107%
Net Assets at end of Period (000's omitted)............    $37,111      $29,024    $52,405    $74,240    $124,060   $78,802
--------
(1)Expense ratios before waiver of fees and reimbursement of expenses, if any, by the adviser and administrators.
(2)Not annualized.
(3)Annualized.


                      See Notes to Financial Statements.

Excelsior Funds
Financial Highlights


Selected data for a share outstanding throughout each period are as follows:
                                                                       High Yield Fund--Institutional Shares
                                                                ---------------------------------------------------------
                                                                 Six Months                                       October 31,
                                                                    Ended          Year Ended       Year Ended     2000* to
                                                                September 30,      March 31,        March 31,      March 31,
                                                                    2003              2003             2002          2001
                                                                -------------      ----------       ----------    -----------
Net Asset Value, Beginning of Period...........................    $  3.99          $  6.20          $  7.26        $  7.00
                                                                   -------          -------          -------        -------
Investment Operations:
  Net investment income......................................         0.19(2)          0.93 (2)         1.09           0.28
  Net realized and unrealized gain (loss) on investments.....         0.48(2)         (1.58)(2)        (1.01)          0.26
                                                                   -------          -------          -------        -------
   Total From Investment Operations..........................         0.67            (0.65)            0.08           0.54
                                                                   -------          -------          -------        -------
Distributions:
  From net investment income.................................        (0.12)           (1.05)           (1.10)         (0.28)
  From net realized gains....................................           --               --            (0.04)            --
  From tax return of capital.................................        (0.08)           (0.51)              --             --
                                                                   -------          -------          -------        -------
   Total Distributions.......................................        (0.20)           (1.56)           (1.14)         (0.28)
                                                                   -------          -------          -------        -------
Net Asset Value, End of Period.................................    $  4.46          $  3.99          $  6.20        $  7.26
                                                                   =======          =======          =======        =======
Total Return...................................................      17.11%(3)       (10.30)%           1.53%          7.88%(3)
                                                                   =======          =======          =======        =======
Ratios and Supplement Data:
Ratios to Average Net Assets
  Net Expenses...............................................         0.80%(4)         0.83%            0.78%          0.80%(4)
  Gross Expenses (1).........................................         1.12%(4)         1.10%            1.10%          1.22%(4)
  Net Investment Income......................................         8.91%(4)        19.14%           17.81%          9.63%(4)
Portfolio Turnover.............................................        121%             153%             311%           169%(4)
Net Assets at end of Period (000's omitted)....................    $25,684          $37,250          $48,241        $17,862
--------
 *Commencement of operations.
(1)Expense ratios before waiver of fees and reimbursement of expenses, if any, by the adviser and administrators.
(2)For comparative purposes per share amounts are based on average shares outstanding.
(3)Not annualized.
(4)Annualized.


                      See Notes to Financial Statements.

                                Excelsior Funds

                         Notes to Financial Statements

1. Significant Accounting Policies:

   Excelsior Funds Trust (the "Trust") is a statutory trust organized under the laws of the State of Delaware on April 27, 1994. Excelsior Funds, Inc. ("Excelsior Fund") was incorporated under the laws of the State of Maryland on August 2, 1984. The Trust and Excelsior Fund are registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as open-ended diversified management investment companies. The Trust and Excelsior Fund currently offer shares in eight and seventeen managed investment portfolios, respectively, each having its own investment objectives and policies. The following is a summary of significant accounting policies for Excelsior Equity Fund ("Equity Fund"), Excelsior Mid Cap Value Fund ("Mid Cap Value Fund"), Excelsior Optimum Growth Fund ("Optimum Growth Fund"), Excelsior Income Fund ("Income Fund"), Excelsior Total Return Bond Fund ("Total Return Bond Fund"), Excelsior International Equity Fund ("International Equity Fund") and Excelsior High Yield Fund ("High Yield Fund"), Portfolios of the Trust and Excelsior Value and Restructuring Fund ("Value and Restructuring Fund"), a Portfolio of Excelsior Fund (the "Funds"). Such policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by the Trust and Excelsior Fund in the preparation of their financial statements. Accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

   The Value and Restructuring Fund, Mid Cap Value Fund, Optimum Growth Fund and High Yield Fund offer two classes of shares: Institutional Shares and Shares. The Financial Highlights of the Shares as well as the financial statements for the remaining portfolios of Excelsior Fund are presented separately.

   a) Valuation of Investments -- Investments in securities that are traded on a recognized domestic stock exchange are valued at the last sale price on the exchange on which such securities are primarily traded or at the last sale price on a national securities market. Securities traded over-the-counter are valued each business day on the basis of closing over-the-counter bid prices. Securities for which there were no transactions are valued at the average of the most recent bid and asked prices (as calculated by an independent pricing service (the "Service") based upon its evaluation of the market for such securities) when, in the judgment of the Service, quoted bid and asked prices for securities are readily available and are representative of the market. Bid price is used when no asked price is available. Investments in securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value is so established is likely to have changed such value, then a fair value of those securities will be determined by consideration of other factors under the direction of the Board of Trustees with regard to the Trust or the Board of Directors with regard to Excelsior Fund. A security which is traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market on which the security is traded.

   All other foreign securities are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with policies established by the Board of Trustees,

                                Excelsior Funds
with regard to the Trust or the Board of Directors with regard to Excelsior Fund. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing upon the respective dates of such transactions. The Funds do not isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities. The Funds report gains and losses on foreign currency related transactions as realized and unrealized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income or loss for Federal income tax purposes.

   Securities for which market quotations are not readily available are valued at fair value pursuant to guidelines adopted by the Board of Trustees with regard to the Trust or the Board of Directors with regard to Excelsior Fund. Short-term debt instruments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

   b) Forward foreign currency exchange contracts -- The Fund's participation in forward foreign currency exchange contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging involves the purchase or sale of foreign currency with respect to specific receivables or payables of a Fund generally arising in connection with the purchase or sale of its portfolio securities. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, on the date of default. Risk may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. Realized gains and losses arising from such transactions are included in net realized gains or losses from foreign currency transactions.

   The Fund's had the following forward foreign currency exchange contracts outstanding as of September 30, 2003:

                                                        In       Unrealized
                                     Contracts to    Exchange   Appreciation
   Maturity Dates                   Deliver/Receive    For     (Depreciation)
   --------------                   --------------- ---------- --------------
   Value and Restructuring Fund
   Foreign Currency Purchases:
   10/3/2003                    EU     1,628,019    $1,901,722         --
                                                    ==========     ======
   Mid Cap Value Fund
   Foreign Currency Purchases:
   10/3/2003                    EU       402,253    $  466,271     $3,610
                                                    ==========     ======

--------
Currency Legend:
EU Euro

                                Excelsior Funds

   c) Covered Call Options Written -- Each Fund may engage in writing covered call options. By writing a covered call option, a Fund forgoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price, except insofar as the premium represents such a profit, and it will not be able to sell the underlying security until the option expires, is exercised or the Fund effects a closing purchase transaction by purchasing an option of the same series.

   When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by that Fund is included in the liability section of that Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date, or if the Fund involved enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold), and the deferred credit related to such option will be eliminated. If an option is exercised, the Fund involved may deliver the underlying security from its portfolio or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received, and the Fund will realize a gain or loss. Premiums from expired call options written by the Fund and net gains from closing purchase transactions are treated as short-term capital gains for Federal income tax purposes, and losses on closing purchase transactions are short-term capital losses.

   There is no assurance that a liquid secondary market on an exchange will exist for any particular option. A covered option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security until the option expires or is delivered upon exercise, with the result that the writer in such circumstances will be subject to the risk of market decline in the underlying security during such period. A Fund will write an option on a particular security only if the Adviser believes that a liquid secondary market will exist on an exchange for options of the same series, which will permit the Fund to make a closing purchase transaction in order to close out its position.

   During the six months ended September 30, 2003, the Value and Restructuring Fund had the following written option transactions:

                                                       Number of
   Written Option Transactions                         Contracts   Premiums
   ---------------------------                         --------- -----------
   Outstanding, beginning of period...................  (12,950) $(2,376,579)
   Options written....................................  (25,560)  (3,632,400)
   Options expired....................................   16,860    2,712,660
   Options exercised..................................       10        1,170
   Options terminated in closing purchase transactions   21,640    3,295,149
                                                        -------  -----------
   Outstanding, end of period.........................       --           --
                                                        =======  ===========

                                Excelsior Funds

   d) Concentration of risks -- The International Equity Fund invests primarily in securities of companies that are located in or conduct a substantial amount of their business in foreign countries, including emerging market countries. Prices of securities in foreign markets generally, and emerging markets in particular, have historically been more volatile than prices in U.S. markets. Some countries in which the Fund may invest require government approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The High Yield Bond Fund is subject to special risks associated with investments in high yield bonds, that involve greater risk of default or downgrade and are more volatile than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of high yield bonds may be more susceptible than other issuers to economic downturns. High yield bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the property.

   e) Security transactions and investment income -- Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, including where applicable, amortization of discounts and premiums on investments, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the dividend.

   f) Dividends to Shareholders -- Dividends equal to all or substantially all of each Fund's net investment income will be declared and paid as follows: for the Equity Fund, Value and Restructuring Fund, Mid Cap Value Fund and Optimum Growth Fund, dividends will be declared and paid at least quarterly; for the Income Fund, Total Return Bond Fund and High Yield Fund, dividends will be declared daily and paid monthly; and for the International Equity Fund, dividends will be declared and paid semi-annually. Distributions to shareholders of net realized capital gains, if any, are normally declared and paid annually, but the Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Trust and Excelsior Fund not to distribute such gain.

   g) Repurchase agreements -- The Funds may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller's agreement to repurchase and the Funds' agreement to resell such securities at mutually agreed upon prices. Securities purchased subject to such repurchase agreements are deposited with the Funds' custodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value not less than the repurchase price.

   If the value of the underlying securities falls below the value of the repurchase price, the Funds will require the seller to deposit additional collateral by the next business day. Default or bankruptcy of the seller may, however, expose the applicable Fund to possible delay in the connection with the disposition

                                Excelsior Funds
of the underlying securities or loss to the extent that proceeds from the sale of the underlying securities were less than the repurchase price under the agreement.

   h) TBA Purchase Commitments -- The Income Fund and Total Return Bond Fund may enter into "TBA" (To Be Announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Valuation of Investments" above.

   i) Mortgage Dollar Rolls -- The Income Fund and Total Return Bond Fund may enter into mortgage dollar rolls (principally in securities referred to as TBAs, see Note 1h) in which the Funds sell mortgage securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities at an agreed upon price on a fixed date. The Funds account for such dollar rolls as purchases and sales and receive compensation as consideration for entering into the commitment to repurchase. The Funds must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.

   j) Expense Allocation -- Expenses incurred by the Trust and Excelsior Fund with respect to any two or more of their respective Funds are allocated in proportion to the average net assets of each of their respective Funds, except where allocations of direct expenses to each Fund can otherwise be fairly made. Expenses directly attributable to a Fund are charged to that Fund and expenses directly attributable to a particular class of shares in a Fund are charged to such class.

   k) Redemption Fees -- With regard to the International Equity Fund, a redemption fee of 2% of the value of the shares redeemed or exchanged will be imposed on shares redeemed or exchanged 30 days or less after their date of purchase. The redemption fee is intended to limit short-term trading in the Fund or, to the extent that short-term trading persists, to impose the costs of that type of activity on the shareholders who engage in it. The redemption fee will be paid to the Fund. For the six months ended September 30, 2003, the International Equity Fund incurred redemption fees totaling $175.

2. Investment Advisory Fee, Administration Fee, Distribution Expenses, Shareholder Servicing Fees and Related Party Transactions:

   a) United States Trust Company of New York ("U.S. Trust NY") and U.S. Trust Company, N.A. (collectively with U.S. Trust NY, "U.S. Trust"), acting through their respective registered investment advisory divisions, U.S. Trust New York Asset Management Division and U.S. Trust Company, N.A. Asset Management Division, serve as the investment adviser to the Funds. For the services provided pursuant to the Investment Advisory Agreements, U.S. Trust is entitled to receive a fee, computed daily and paid monthly, at the annual rate of 0.65% of the average daily net assets of each of Equity Fund, Mid Cap Value Fund, Optimum Growth Fund, Income Fund and Total Return Bond Fund; 0.60% of the average daily net assets of the Value and Restructuring Fund; 1.00% of the average daily net assets of International Equity Fund and 0.80% of the average daily net assets of High Yield Fund.

                                Excelsior Funds

   U.S. Trust NY is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company, N.A. is a national bank organized under the laws of the United States. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company. U.S. Trust Corporation is a wholly-owned subsidiary of the The Charles Schwab Corporation ("Schwab").

   b) U.S. Trust Company, N.A., SEI Investments Global Funds Services and Federated Services Company, ("FSC") a wholly-owned subsidiary of Federated Investors, Inc., (collectively, the "Administrators") provide administrative services to the Trust and Excelsior Fund. For the services provided to the Funds, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of the Trust (excluding International Equity Fund), Excelsior Fund (excluding its international equity portfolios), and Excelsior Tax-Exempt Funds, Inc., all of which are affiliated investment companies, as follows: 0.200% of the first $200 million, 0.175% of the next $200 million, and 0.150% over $400 million. Administration fees payable by each Fund of the three investment companies are determined in proportion to the relative average daily net assets of the respective Funds for the period paid. The Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the average daily net assets of the International Equity Fund at an annual rate of 0.20%. Until further notice to the Trust and Excelsior Fund, U.S. Trust Company, N.A. has voluntarily agreed to waive its portion of the administration fee in an amount equal to an annual rate of 0.04% of the average daily net assets of each Fund. For the six months ended September 30, 2003, administration fees charged by U.S. Trust Company, N.A., net of waivers, were as follows:

                     Equity Fund................. $ 28,377
                     Value and Restructuring Fund $650,473
                     Mid Cap Value Fund.......... $ 14,658
                     Optimum Growth Fund......... $ 12,927
                     Income Fund................. $ 51,916
                     Total Return Bond Fund...... $ 85,758
                     International Equity Fund... $ 21,559
                     High Yield Fund............. $ 17,667

                                Excelsior Funds

   c) From time to time, as they may deem appropriate in their sole discretion, U.S. Trust and the Administrators may undertake to waive a portion or all of the fees payable to them and also may reimburse the Funds for a portion of other expenses. For the six months ended September 30, 2003, and until further notice, U.S. Trust has contractually agreed to waive investment advisory fees and to reimburse other ordinary operating expenses, to the extent necessary to keep total operating expenses from exceeding the following annual percentage of each Fund's average daily net assets:

            Equity Fund....................................... 0.70%
            Value and Restructuring Fund--Institutional Shares 0.74%
            Mid Cap Value Fund--Institutional Shares.......... 0.74%
            Optimum Growth Fund--Institutional Shares......... 0.80%
            Income Fund....................................... 0.50%
            Total Return Bond Fund............................ 0.50%
            International Equity Fund......................... 0.90%
            High Yield Fund--Institutional Shares............. 0.80%
            Value and Restructuring Fund--Shares.............. 0.99%
            Mid Cap Value Fund--Shares........................ 0.99%
            Optimum Growth Fund--Shares....................... 1.05%
            High Yield Fund--Shares........................... 1.05%

   For the six months ended September 30, 2003, pursuant to the above, U.S. Trust waived investment advisory fees in the following amounts:

                     Equity Fund................. $ 44,669
                     Value and Restructuring Fund $278,761
                     Mid Cap Value Fund.......... $122,827
                     Optimum Growth Fund......... $ 35,662
                     Income Fund................. $211,038
                     Total Return Bond Fund...... $365,167
                     International Equity Fund... $ 90,374
                     High Yield Fund............. $179,912

   d) The Trust and Excelsior Fund, on behalf of the Funds, have entered into shareholder servicing agreements with various service organizations (which may include affiliates of U.S. Trust) requiring them to provide administrative support services to their customers owning shares of the Funds. As a consideration for the administrative services provided by each service organization to its customers, each Fund will pay the service organization a shareholder servicing fee at the annual rate of up to 0.25% (0.40% prior to July 29, 2003) of the average daily net asset value of its shares held by the service organizations' customers. Such services may include assisting in processing purchase, exchange or redemption requests; transmitting and receiving funds in connection with customers orders to purchase, exchange or redeem shares; and providing periodic statements.

   During the six months ended September 30, 2003, a portion of the shareholder servicing fees charged to the Funds were paid to affiliates of U.S. Trust. U.S. Trust has voluntarily agreed to waive

                                Excelsior Funds
investment advisory and administration fees payable in an amount equal to a portion of the shareholder servicing fees paid to subsidiaries of U.S. Trust Corporation. For the six months ended September 30, 2003, shareholder servicing fees paid to affiliates of U.S. Trust and waivers by U.S. Trust of investment advisory and administration fees for shareholder servicing fees paid by the Funds are as follows:

                                                 Amount         Amount
                                     Amount     Waived as     Waived as
                                    Paid to    Investment   Administration
                                   Affiliates Advisory Fees      Fees
                                   ---------- ------------- --------------
      Equity Fund................. $        5         --             --
      Value and Restructuring Fund  1,873,164   $635,925       $141,741
      Mid Cap Value Fund..........    216,111         --         64,786
      Optimum Growth Fund.........     19,485         --          1,341
      Income Fund.................        257         --             --
      Total Return Bond Fund......      9,507         --             --
      High Yield Fund.............    265,877         --         74,113

   e) With regard to multi-class Funds, U.S. Trust receives shareholder servicing fees at the annual rate of up to 0.25% of the average daily net asset value of each multi-class Fund's Shares class for which it provides shareholder servicing.

   f) Edgewood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors, Inc., serves as the distributor of the Trust and Excelsior Fund. Shares of each Fund are sold without a sales charge on a continuous basis by the Distributor.

   The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, under which the Shares of the Mid Cap Value Fund, Optimum Growth Fund, International Equity Fund and High Yield Fund may compensate the Distributor monthly for its services which are intended to result in the sale of Shares, in an amount not to exceed the annual rate of 0.25% of the average daily net asset value of each Fund's outstanding Shares. The Trust has voluntarily agreed to stop charging fees under the Distribution Plan and no fees have been charged for the six months ended September 30, 2003.

   g) Boston Financial Data Services, Inc. ("BFDS") serves as transfer agent to the Funds.

   h) Independent Trustees of the Trust receive an annual fee of $6,000, plus a meeting fee of $1,000 for each meeting attended. The Chairman of the Board receives an additional annual fee of $5,000. Each Independent Trustee serving on the Nominating Committee of the Trust receives an annual fee of $1,000 for services in connection with this committee. Each Independent Director of Excelsior Fund receives an annual fee of $15,000, plus a meeting fee of $2,500 for each meeting attended, and is reimbursed for expenses incurred for attending meetings. The Chairman receives an additional annual fee of $7,500. Each member of the Nominating Committee receives an annual fee of $2,000 for services in connection with this committee, plus a meeting fee of $1,000 for each meeting attended. In addition, Trustees and Directors are reimbursed by the Trust and Excelsior Fund, respectively, for reasonable expenses incurred when acting in their capacity as Trustees and Directors.

                                Excelsior Funds

3. Purchases and Sales of Investment Securities:

   a) Investment transactions (excluding short-term investments and U.S. Government and Agency Obligations) for the six months ended September 30, 2003 were as follows:

                                           Purchases      Sales
                                          ------------ ------------
             Equity Fund................. $  8,363,041 $ 11,164,596
             Value and Restructuring Fund $225,334,241 $ 57,474,535
             Mid Cap Value Fund.......... $ 37,639,568 $ 10,050,551
             Optimum Growth Fund......... $ 18,624,024 $ 18,181,281
             Income Fund................. $ 27,379,641 $ 11,604,962
             Total Return Bond Fund...... $  7,922,228 $ 51,182,273
             International Equity Fund... $  9,279,651 $ 10,361,919
             High Yield Fund............. $174,463,487 $193,056,140

   b) Investment transactions in U.S. Government and Agency Obligations (excluding short-term investments) for the six months ended September 30, 2003 were as follows:

                                                    Purchases     Sales
                                                   ----------- -----------
Income Fund....................................... $39,922,594 $27,683,393
Total Return Bond Fund............................ $36,344,156 $60,703,728
High Yield Fund................................... $ 4,697,813 $ 4,507,031

4. Federal Taxes:

   It is the policy of each Fund to continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

   In order to avoid a Federal excise tax, each Fund is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective periods ending October 31 and December 31 in each calendar year.

                                Excelsior Funds

   Dividends and distributions are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies, deferral of losses on wash sales, defaulted bonds, market discount, and net capital losses incurred after October 31 and within the taxable year ("Post-October losses"). Accordingly, the following reclassifications, as of September 30, 2003, were made to/from the following accounts:

                           Undistributed  Accumulated
                           Net Investment Net Realized
                               Income         Gain     Paid-In-Capital
                           -------------- ------------ ---------------
          High Yield Fund*   $2,687,444     $673,095     $(3,360,539)

--------
*  Estimate based on September 30, 2003 semi annual tax calculation.

   The tax character of dividends and distributions paid during the six months ended September 30, 2003 and the year ended March 31, 2003 were as follows:


                                           Ordinary    Long-Term    Return of
                                            Income    Capital Gain   Capital      Total
                                          ----------- ------------ ----------- -----------
Equity Fund
   Six months ended September 30, 2003*.. $   219,567          --           -- $   219,567
   Year ended March 31, 2003.............     605,644  $   80,236           --     685,880
Value and Restructuring Fund
   Six months ended September 30, 2003*..   8,327,946          --           --   8,327,946
   Year ended March 31, 2003.............   9,551,583          --           --   9,551,583
Mid Cap Value Fund
   Six months ended September 30, 2003*..     390,975          --           --     390,975
   Year ended March 31, 2003.............     292,305          --           --     292,305
Optimum Growth Fund
   Six months ended September 30, 2003*..      13,369          --           --      13,369
   Year ended March 31, 2003.............      15,815          --           --      15,815
Income Fund
   Six months ended September 30, 2003*..   3,152,310          --           --   3,152,310
   Year ended March 31, 2003.............   6,220,361     297,830           --   6,518,191
Total Return Bond Fund
   Six months ended September 30, 2003*..   4,943,369          --           --   4,943,369
   Year ended March 31, 2003.............  15,244,934   2,593,478           --  17,838,412
International Equity Fund
   Six months ended September 30, 2003*..      61,078          --           --      61,078
   Year ended March 31, 2003.............     465,399          --           --     465,399
High Yield Fund
   Six months ended September 30, 2003**.   4,884,411          --  $ 3,360,539   8,244,950
   Year ended March 31, 2003.............  42,429,596          --   20,720,784  63,150,380

--------
 * Tax character of distributions cannot be determined until the Fund has completed its taxable year ending March 31, 2004, therefore distributions have currently been reflected as paid from ordinary income.
** Estimate based on September 30, 2003 semi annual tax calculations.

                                Excelsior Funds

   As of March 31, 2003 (except for High Yield Fund which is estimated as of September 30, 2003), the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                             Long-Term      Post-        Capital       Unrealized      Other
                   Ordinary   Capital      October         Loss       Appreciation   Temporary
                    Income     Gain        Losses      Carryforward  (Depreciation) Differences      Total
                  ---------- ---------- ------------  -------------  -------------- -----------  -------------
Equity Fund...... $  131,867         -- $ (1,606,559) $ (11,842,225) $ (13,613,412)          --  $ (26,930,329)
Value and
 Restructuring
 Fund............  4,351,627         --  (51,909,077)  (164,826,817)  (110,762,234)          --   (323,146,501)
Mid Cap Value
 Fund............     98,920         --     (157,407)    (6,217,068)   (10,956,713)          --    (17,232,268)
Optimum Growth
 Fund............     16,096         --   (1,465,396)   (12,499,221)       984,998           --    (12,963,523)
Income Fund......  1,143,104 $   44,582           --             --      3,466,588  $  (446,737)     4,207,537
Total Return Bond
 Fund............  2,292,771  1,688,731           --             --     13,624,313   (1,097,344)    16,508,471
International
 Equity Fund.....     60,893         --   (3,180,486)   (22,084,114)    (8,945,547)     (12,546)   (34,161,800)
High Yield
 Fund*...........         --         --           --    (59,345,262)   (10,532,907)  (1,748,619)   (71,626,788)

--------
*  Estimate based on September 30, 2003 semi annual tax calculations.

   Post-October losses are deemed to arise on the first business day of a Fund's next taxable year.

   For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. To the extent that such carryforwards are utilized, capital gain distributions will be reduced. At March 31, 2003 (except for High Yield Fund which is estimated as of September 30, 2003), the following Funds had capital loss carryforwards for Federal income tax purposes available to offset future net capital gains through the indicated expiration dates:

                        Expiration Date Expiration Date Expiration Date Expiration Date Expiration Date
                        March 31, 2007  March 31, 2008  March 31, 2010  March 31, 2011  March 31, 2012     Total
                        --------------- --------------- --------------- --------------- --------------- ------------
Equity Fund............          --                --              --    $ 11,842,225              --   $ 11,842,225
Value and Restructuring
 Fund..................    $304,980       $16,725,188     $16,920,230     130,876,419              --    164,826,817
Mid Cap Value Fund.....          --                --          63,601       6,153,467              --      6,217,068
Optimum Growth
 Fund..................          --                --       2,455,051      10,044,170              --     12,499,221
International Equity
 Fund..................          --                --       5,940,562      16,143,552              --     22,084,114
High Yield Fund*.......          --                --       2,181,571      17,456,849     $39,706,842     59,345,262

--------
*  Estimate based on September 30, 2003 semi annual tax calculations.

                                Excelsior Funds

   At September 30, 2003, aggregate gross unrealized appreciation for all securities for which there was an excess of value over estimated tax cost and aggregate gross unrealized depreciation for all securities for which there was an excess of estimated tax cost over value is as follows:

                               Estimated     Tax Basis     Tax Basis    Net Unrealized
                                Federal      Unrealized    Unrealized    Appreciation
                               Tax Cost     Appreciation (Depreciation) (Depreciation)
                             -------------- ------------ -------------- --------------
Equity Fund................. $   76,951,078 $  7,585,058 $ (11,348,583)  $ (3,763,525)
Value and Restructuring Fund  1,870,296,503  491,872,642  (197,198,688)   294,673,954
Mid Cap Value Fund..........    169,279,391   33,724,512   (12,300,269)    21,424,243
Optimum Growth Fund.........     31,793,864    4,487,357      (690,849)     3,796,508
Income Fund.................    123,061,586    3,840,277      (796,845)     3,043,432
Total Return Bond Fund......    193,767,506   10,995,513      (231,764)    10,763,749
International Equity Fund...     33,708,421    5,980,422    (2,573,151)     3,407,271
High Yield Fund*............    181,893,373    4,912,321   (15,445,228)   (10,532,907)

--------
*Estimatebased on September 30, 2003 semi annual tax calculations.

5. Capital Transactions:

   The Trust currently has authorized an unlimited number of shares of beneficial interest of each class of each Fund. Each share has a par value of $0.00001 and represents an equal proportionate interest in the particular Fund with other shares of the same Fund, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Fund as are declared at the discretion of the Trust's Board of Trustees.

   Excelsior Fund currently has authorized capital of 35 billion shares of Common Stock, 30.875 billion of which is currently classified to represent interests in certain classes of shares. Authorized capital currently offered for the Value and Restructuring Fund is 1.5 billion shares. Each share has a par value of $0.001 and represents an equal proportionate interest in the Fund with other shares of the same Fund, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Fund as are declared at the discretion of Excelsior Fund's Board of Directors.

6. Line of Credit:

   The Funds and other affiliated funds participate in a $50 million unsecured line of credit provided by The JPMorgan Chase Bank under a line of credit agreement. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to each Fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.50% per year. In addition, a commitment fee, equal to an annual rate of 0.15% of the average daily unused portion of the line of credit, is allocated among the participating Funds at the end of each quarter. For the six months ended September 30, 2003, the Funds had no borrowings under the agreement.

                                Excelsior Funds

7. Subsequent Events:

   U.S. Trust and Excelsior Fund, the Trust and Excelsior Tax-Exempt Funds, Inc. (Excelsior Fund, the Trust and Excelsior Tax-Exempt Funds, Inc., collectively, the "Companies") have been contacted by the Office of the New York State Attorney General (the "NYAG") and U.S. Trust has been contacted by the U.S. Securities and Exchange Commission (the "SEC") in connection with their investigation of practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. U.S. Trust and the Companies have been providing full cooperation with respect to these investigations.

   U.S. Trust continues to review the facts and circumstances relevant to the SEC's and the NYAG's investigations. At the present time, management of U.S. Trust is unable to estimate the impact, if any, that the outcome of these investigations may have on the Companies.

   On November 20, 2003, a class action complaint was filed in the United States District Court for the Northern District of California against Schwab, Charles Schwab & Co., Inc. (collectively, "Charles Schwab"), U.S. Trust, the Companies and Doe Defendants. The action, which is brought on behalf of all purchasers, redeemers and holders of the Companies, who purchased, held or otherwise acquired shares of the Companies from November 23, 1998, through November 14, 2003, inclusive (the "Class Period"), alleges violations of the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940 and for common law breach of fiduciary duties. The complaint alleges that during the Class Period, Charles Schwab, U.S. Trust and the Companies allowed the Doe Defendants and others to engage in illegal and improper trading practices, in concert with certain institutional traders, which caused financial injury to the shareholders of the Companies. U.S. Trust and the Companies are evaluating the claims in the complaint and intend to vigorously defend them. At the present time, management of U.S. Trust is unable to estimate the impact, if any, that the outcome of this action may have on the Companies. U.S. Trust believes that additional lawsuits, similar to this lawsuit, may be filed in the future against Charles Schwab, U.S. Trust, the Companies and related parties.

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of Excelsior Funds Trust and Excelsior Funds, Inc.

   We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Equity, Value and Restructuring, Mid-Cap Value, Optimum Growth, Income, Total Return Bond, International Equity, and High Yield Funds (seven portfolios constituting the Excelsior Funds Trust and one of the portfolios constituting the Excelsior Funds, Inc.) (collectively, the "Trust") as of September 30, 2003, and the related statements of operations for the period from April 1, 2003 to September 30, 2003, the statements of changes in net assets for the period from April 1, 2003 to September 30, 2003 and for the year ended March 31, 2003, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Equity, Value and Restructuring, Mid-Cap Value, Optimum Growth, Income, Total Return Bond, International Equity, and High Yield Funds at September 30, 2003, the results of their operations for the period from April 1, 2003 to September 30, 2003, the changes in their net assets for the period from April 1, 2003 to September 30, 2003 and for the year ended March 31, 2003, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                          [LOGO]

Boston, Massachusetts
November 11, 2003

                                                                   SA-Inst-0903

Item 2.    Code of Ethics.

Not applicable - only effective for annual reports for periods ending on or after July 15, 2003.

Item 3.    Audit Committee Financial Expert.

Not applicable - only effective for annual reports for periods ending on or after July 15, 2003.

Item 4.    Principal Accountant Fees and Services.

Not applicable - only effective for annual reports for periods ending on or after December 15, 2003.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    (Reserved)

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.    (Reserved)

Item 9.    Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Items 10.  Exhibits.

(a)(1) Not applicable.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     Excelsior Funds Trust

By (Signature and Title)                         \s\ James L. Bailey
                                                 -------------------
                                                 James L. Bailey
                                                 President

Date:  December 8, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                         \s\ James L. Bailey
                                                 -------------------
                                                 James L. Bailey
                                                 President

Date:  December 8, 2003

By (Signature and Title)                         \s\ Keith O'Connor
                                                 -----------------------
                                                 Keith O'Connor
                                                 Chief Financial Officer and
                                                 Treasurer

Date:  December 8, 2003